As filed with the Securities and Exchange Commission on 11/29/07

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Name and address of agent for service)

1-877-LOW-BETA (1-877-569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 2.17%+

Health Care Equipment & Supplies - 2.17%+
Kyphon, Inc. (a)^	15,000	$1,050,000

TOTAL COMMON STOCKS (Cost $1,033,607)		1,050,000

CONVERTIBLE PREFERRED STOCKS - 1.73%+

Airlines - 0.44%+
Continental Airlines Cap. Trust (a)^	5,500	210,375

Oil, Gas & Consumable Fuels - 1.29%+
Chesapeake Energy Corp. ^	2,000	199,500
Edge Petroleum Corp. ^	3,000	143,790
El Paso Corp. (a)(b)^	200	282,275
		625,565

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $816,061)		835,940

CONVERTIBLE BONDS (f) - 87.11%+

Aerospace & Defense - 4.59%+
Alliant Techsystems, Inc., 2.750%, due 09/15/2011 ^	250,000	314,375
EDO Corp., 4.000%, due 11/15/2025 (e)^	200,000	334,250
L-3 Comm. Holdings., Inc., 3.000%, due 08/01/2035 (b)(e)^	750,000	868,125
Lockheed Martin Corp., 2.544%, due 08/15/2033 (e)^	250,000	380,150
Triumph Group Inc. New, 2.625%, due 10/01/2026 (e)^	200,000	318,500
		2,215,400
Airlines - 1.89%+
Jetblue Airways Corp., 3.750%, due 03/15/2035 (e)^	1,000,000	913,750

Beverages - 0.23%+
Molson Coors Brewing Co., 2.500%, due 07/30/2013 ^	100,000	111,250

Biotechnology - 4.48%+
Amgen, Inc., 0.125%, due 02/01/2011 ^	1,000,000	928,750
Charles River Laboratories International Inc., 2.250%, due 06/15/2013 (b)^	750,000	960,000
Enzon Pharmaceuticals, Inc., 4.000%, due 06/01/2013 ^	250,000	275,625
		2,164,375
Building Products - 0.49%+
NCI Building Systems, Inc., 2.125%, due 11/15/2024 (e)^	200,000	238,750

Capital Markets - 0.73%+
Blackrock, Inc., 2.625%, due 02/15/2035 (e)^	200,000	351,250

Commercial Services & Supplies - 2.90%+
Waste Connections, Inc., 3.750%, due 04/01/2026 (e)^	1,250,000	1,400,000

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Communications Equipment - 2.71%+
ADC Telecommunications, 3.996%, due 06/15/2013 (e)^	225,000	$217,687
Ciena Corp., 0.250%, due 05/01/2013 ^	1,000,000	1,091,250
		1,308,937
Computers & Peripherals - 6.08%+
Cray, Inc., 3.000%, due 12/01/2024 (e)^	1,000,000	910,000
EMC Corp., 1.750%, due 12/01/2011 (b)^	750,000	1,063,125
McData Corp., 2.250%, due 02/15/2010 ^	1,000,000	962,500
		2,935,625
Construction & Engineering - 2.64%+
Global Crossing Ltd., 5.000%, due 05/15/2011 (e)^	250,000	285,938
Quanta Services, Inc., 3.750%, due 04/30/2026 (b)(e)^	750,000	990,000
		1,275,938
Diversified Financial Services - 1.60%+
Leucadia National Corp., 3.750%, due 04/15/2014 ^	350,000	773,063

Diversified Telecommunication Services - 1.95%+
Level 3 Communications, Inc., 3.500%, due 06/15/2012 (e)^	500,000	541,250
Time Warner Telecom., Inc., 2.375%, due 04/01/2026 (e)^	300,000	401,625
		942,875
Electric Utilities - 0.41%+
Unisource Energy Corp., 4.500%, due 03/01/2035 (e)^	200,000	196,750

Electronic Equipment & Instruments - 2.41%+
Itron, Inc., 2.500%, due 08/01/2026 (e)^	750,000	1,162,500

Energy Equipment & Services - 4.85%+
Cameron International Corp., 2.500%, due 06/15/2026 (b)(e)^	750,000	1,109,062
Halliburton Co., 3.125%, due 07/15/2023 (e)^	200,000	411,500
Hanover Compressor Co., 4.750%, due 01/15/2014 (e)^	150,000	277,687
Seacor Holdings, Inc., 2.875%, due 12/15/2024 (e)^	250,000	349,063
Trico Marine Services, Inc., 3.000%, due 01/15/2027 (e)^	200,000	192,000
		2,339,312
Food Products - 1.98%+
Archer Daniels Midland Co., 0.875%, due 02/15/2014 (b)^	1,000,000	956,250

Health Care Equipment & Supplies - 2.78%+
Advanced Medical Optics Inc., 2.500%, due 07/15/2024 (e)	250,000	235,000
Conceptus Inc., 2.250%, due 02/15/2027 (e)	1,000,000	885,000
Greatbatch Inc., 2.250%, due 06/15/2013 (e)(h)	200,000	220,000
		1,340,000
Health Care Providers & Services - 6.40%+
Henry Schein Inc., 3.000%, due 08/15/2034 (e)	1,200,000	1,690,500
Lifepoint Hospitals, Inc., 3.500%, due 05/15/2014	150,000	133,500
Trizetto Group, Inc., 2.750%, due 10/01/2025 (e)	1,000,000	1,107,500
WebMD Corp., 1.750%, due 06/15/2023 (e)	150,000	156,375
		3,087,875

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Hotels Restaurants & Leisure - 2.09%+
Scientific Games Corp., 0.750%, due 12/01/2024 (e)	750,000	$1,010,625

Household Products - 1.12%+
Church & Dwight Inc., 5.250%, due 08/15/2033 (e)	350,000	541,625

Insurance - 1.59%+
American Equity Investments, 5.250%, due 12/06/2024 (e)	300,000	315,375
Conseco, Inc., 3.500%, due 09/30/2035	200,000	183,250
Proassurance Corp., 3.900%, due 06/30/2023 (b)(e)	200,000	266,750
		765,375
Internet Software & Services - 1.92%+
Savvis Inc., 3.000%, due 05/15/2012	1,000,000	928,750

IT Services - 0.55%+
DST Systems Inc., 3.625%, due 08/15/2023 (e)	150,000	266,063

Life Sciences Tools & Services - 3.29%+
Kendle International, Inc., 3.375%, due 07/15/2012	1,150,000	1,266,438
Millipore Corp., 3.750%, due 06/01/2026 (e)	300,000	324,375
		1,590,813
Machinery - 0.91%+
Albany Internatinoal. Corp., 2.250%, due 03/15/2026 (e)	199,999	200,749
Barnes Group, Inc., 3.750%, due 03/15/2027 (e)	150,000	240,937
		441,687
Media - 1.89%+
The Interpublic Group of Companies, Inc., 4.500%, due 03/15/2023 (e)	250,000	269,063
Lions Gate Convertible, 3.625%, due 03/15/2025 (e)	250,000	251,250
Omnicom Group, Inc., 0.000%, due 07/31/2032 (e)	200,000	203,500
Sinclair Broadcast Group Inc., 3.000%, due 05/15/2027 (e)	200,000	187,500
		911,313
Metals & Mining - 0.82%+
Newmont Mining Corp., 1.250%, due 07/15/2014 (b)	300,000	340,500
Newmont Mining Corp., 1.625%, due 07/15/2017 (b)	50,000	56,813
		397,313
Miscellaneous Manufacturing - 0.84%+
Apogent Technologies Inc., 4.444%, due 10/15/2021 (e)	200,000	404,140

Motor Vehicle and Parts Dealers - 0.44%+
United Auto Group Inc., 3.500%, due 04/01/2026 (e)	200,000	210,500

Multi-Utilities - 0.50%+
CMS Energy Corp., 3.375%, due 07/15/2023 (e)	150,000	241,125

Oil, Gas & Consumable Fuels - 0.40%+
St. Mary Land & Exploration Co., 3.500%, due 04/01/2027 (e)	200,000	194,250

Pharmaceuticals - 0.60%+
Allergan, Inc., 1.500%, due 04/01/2026 (e)	250,000	289,062

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Real Estate - 0.53%+
Forest City Enterprises Inc., 3.625%, due 10/15/2011	250,000	$255,650

REIT - 0.20%+
Boston Properties Limited Partnership, 2.875%, due 02/15/2037 (e)	100,000	95,000

Semiconductor & Semiconductor Equipment - 11.62%+
Advanced Micro Devices Inc., 6.000%, due 05/01/2015	200,000	179,750
Diodes Inc., 2.250%, due 10/01/2026 (e)	1,000,000	1,051,250
Intel Corp., 2.950%, due 12/15/2035	1,250,000	1,293,750
ON Semiconductor Corp., 2.625%, due 12/15/2026 (b)(e)	750,000	1,036,875
PMC-Sierra, Inc., 2.250%, due 10/15/2025 (e)	750,000	881,250
Xilinx Inc. Private Placement, 3.125%, due 03/15/2037 (b)	1,000,000	975,000
Xilinx Inc., 3.125%, due 03/15/2037	200,000	195,000
		5,612,875
Software - 2.92%+
Cadence Design Systems, Inc., 1.375%, due 12/15/2011 (b)	999,999	1,161,249
Fair Isaac Corp., 1.500%, due 08/15/2023 (e)	250,000	250,312
		1,411,562
Specialty Retail - 0.84%+
Dick's Sporting Goods, Inc., 1.606%, due 02/18/2024 (e)	100,000	118,000
Sonic Automotive Inc., 4.250%, due 11/30/2015 (e)	250,000	286,875
		404,875
Textiles, Apparel & Luxury Goods - 2.23%+
Iconix Brand Group, Inc., 1.875%, due 06/30/2012 (b)	1,000,000	1,076,250

Wireless Telecommunication Services - 2.69%+
NII Holdings, Inc., 3.125%, due 06/15/2012	150,000	151,125
SBA Communications Corp. 0.375%, due 12/01/2010 (b)	1,000,000	1,148,750
		1,299,875

TOTAL CONVERTIBLE BONDS (Cost $39,784,696)		42,062,628

CORPORATE BONDS - 4.15%+

Energy Equipment & Services - 2.07%+
Hornbeck Offshore Services Inc.,1.625%, due 11/15/2026 (e)	1,000,000	996,800

Oil And Gas Extraction - 2.08%+
SESI LLC, 1.500%, due 12/15/2026 (b)(e)	1,000,000	1,006,250

TOTAL CORPORATE BONDS (Cost $1,447,184)		2,003,050

REPURCHASE AGREEMENTS - 6.15%+
The Bear Stearns Companies, Inc.,
3.950%, dated 9/28/2007, due 10/01/2007,
repurchase price $2,969,448 (g)	$2,968,471	2,968,471

TOTAL REPURCHASE AGREEMENTS (Cost $2,968,471)		2,968,471

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Total Investments (Cost $46,050,019) - 101.31%+		$48,920,089
Liabilities in Excess of Other Assets - (1.31%)+		(634,164)
TOTAL NET ASSETS - 100.00%+		$48,285,925

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCK

Advanced Medical Optics, Inc.	1,790	$54,756
Advanced Micro Devices, Inc.	4,700	62,040
Albany International Corp.	2,940	110,221
Alliant Techsystems, Inc.	2,200	240,460
American Equity Investment Life Holding Co.	12,390	131,953
Amgen, Inc.	2,500	141,425
Archer-Daniels-Midland Co.	15,400	509,432
Barnes Group, Inc.	5,645	180,188
BlackRock, Inc.	1,660	287,861
Brocade Communications Systems, Inc.	21,500	184,040
Cadence Design Systems, Inc.	32,900	730,051
Cameron International Corp.	8,500	784,465
Charles River Laboratories International, Inc.	12,000	673,800
Chesapeake Energy Corp.	2,940	103,664
Church & Dwight, Inc.	8,715	409,954
Ciena Corp.	13,000	495,040
CMS Energy Corp.	12,660	212,941
Conceptus, Inc.	18,900	358,722
Conseco, Inc.	2,830	45,280
Continental Airlines, Inc.	3,305	109,164
Cray, Inc.	7,000	50,400
Dick's Sporting Goods, Inc.	1,640	110,126
Diodes, Inc.	11,850	380,385
DST Systems, Inc.	2,905	249,278
Edge Petroleum Corp.	6,800	87,312
EDO Corp.	5,275	295,453
El Paso Corp.	12,185	206,779
EMC Corp.	42,000	873,600
Enzon Pharmaceuticals, Inc.	18,285	161,091
Exterran Holdings, Inc.	2,925	234,994
Forest City Enterprises, Inc.	2,385	131,557
Global Crossing Ltd. (c)	7,085	149,352
Greatbatch, Inc.	3,740	99,447
Halliburton Co.	10,630	408,192
Henry Schein, Inc.	23,460	1,427,306
Hornbeck Offshore Services, Inc.	12,000	440,400
Iconix Brand Group, Inc.	25,400	604,266
Intel Corp.	19,945	515,778
Interpublic Group of Companies, Inc.	10,090	104,734
Itron, Inc.	9,000	837,630
JetBlue Airways Corp.	21,300	196,386
Kendle International, Inc.	16,880	701,026
L-3 Communications Holdings, Inc.	6,000	612,840
Leucadia National Corp.	12,980	625,896
Level 3 Communications, Inc.	70,000	325,500
LifePoint Hospitals, Inc.	1,500	45,015
Lions Gate Entertainment Corp. (c)	9,870	101,760
Lockheed Martin Corp.	3,200	347,168
NCI Building Systems, Inc.	3,740	161,605

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Newmont Mining Corp.	5,350	$239,306
NII Holdings, Inc.	645	52,986
ON Semiconductor Corp.	50,000	628,000
Penske Automotive Group, Inc.	5,700	115,368
PMC - Sierra, Inc.	61,700	517,663
ProAssurance Corp.	4,260	229,486
Quanta Services, Inc.	26,000	687,700
Savvis, Inc.	5,000	193,900
SBA Communications Corp. - Class A	19,400	684,432
Scientific Games Corp. - Class A	20,000	752,000
SEACOR Holdings, Inc.	2,685	255,344
Sinclair Broadcast Group, Inc.	3,340	40,214
Sonic Automotive, Inc.	8,200	196,308
St. Mary Land & Exploration Co.	1,465	52,257
Superior Energy Services	11,600	411,104
Thermo Electron Corp.	6,320	364,790
Time Warner Telecommunications, Inc.	14,175	311,425
Trico Marine Service, Inc.	2,925	87,165
Triumph Group, Inc.	3,120	254,935
Trizetto Group	36,000	630,360
Unisource Energy Corp.	2,435	72,782
Waste Connections, Inc.	21,825	693,162
Xilinx, Inc.	23,805	622,263

TOTAL COMMON STOCK (Proceeds $21,962,177)		24,403,683

Total Securities Sold Short (Proceeds $21,962,177)		$24,403,683

Underlying Funds Trust
Convertible Bond Arbitrage-1 Portfolio
Schedule of Options
September 30, 2007 (Unaudited)

	Contracts	Value

CALL OPTIONS

Enzon Pharmaceuticals, Inc.
Expiration: January, 2008, Exercise Price: $10.00	13	$845
El Paso Corp.
Expiration: January, 2008, Exercise Price: $16.00	23	4,025
Global Crossing Ltd.
Expiration: December, 2007, Exercise Price: $22.50	11	1,843
Henry Schein, Inc.
Expiration: January, 2008, Exercise Price: $60.00	4	1,540
Intel Corp.
Expiration: October, 2007, Exercise Price: $25.00	8	1,008
Millipore Corp.
Expiration: January, 2008, Exercise Price: $70.00	20	16,900
Molson Coors Brewing Company
Expiration: January, 2008, Exercise Price: $100.00	5	3,200
NCI Building Systems, Inc.
Expiration: December, 2007, Exercise Price: $45.00	5	1,100
Newmont Mining Corp.
Expiration: December, 2007, Exercise Price: $45.00	10	3,000
Waste Connections
Expiration: January, 2008, Exercise Price: $30.00	9	2,857

TOTAL CALL OPTIONS (Premiums received $31,171)		36,318

PUT OPTIONS

CMS Energy Corp.
Expiration: December, 2007, Exercise Price: $15.00	21	420
El Paso Corp.
Expiration: January, 2008, Exercise Price: $16.00	23	1,380
Global Crossing Ltd.
Expiration: December, 2007, Exercise Price: $20.00	11	1,815
Henry Schein, Inc.
Expiration: January, 2008, Exercise Price: $55.00	4	390
Intel Corp.
Expiration: October, 2007, Exercise Price: $25.00	8	280
NCI Building Systems, Inc.
Expiration: December, 2007, Exercise Price: $40.00	5	687
Newmont Mining Corp.
Expiration: December, 2007, Exercise Price: $45.00	10	2,700
Waste Connections
Expiration: January, 2008, Exercise Price: $30.00	9	720

TOTAL PUT OPTIONS (Premiums received $11,596)		8,392

Total Options Written (Premiums received $42,767)		$44,710

Underlying Funds Trust
Deep Value Hedged Income-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 1.58%+

Health Care Providers & Services - 0.29%+
Hanger Orthopedic Group, Inc. (a)	12,418	$140,696

Manufacturing - 0.76%+
Luxfer (a)(h)	23,050	377,281

Multi-Utilities & Unregulated Power - 0.53%+
Calpine Corp. (a)	174,412	261,618

TOTAL COMMON STOCKS (Cost $820,229)		779,595

CORPORATE BONDS - 64.68%+

Advertising Agencies - 1.95%+
Vertis, Inc., 10.875%, due 06/15/2009 (e)	1,000,000	962,500

Auto Components - 3.72%+
Lear Corp., 8.750%, due 12/01/2016 (e)	1,000,000	940,000
JB Poindexter Co., Inc., 8.750%, due 03/15/2014 (e)	1,000,000	900,000
		1,840,000
Auto/Truck Parts & Equipment - 1.65%+
Keystone Automotive Operations, 9.750%, due 11/01/2013 (e)	1,000,000	815,000

Building Products - 0.57%+
Dayton Superior Corp., 13.000%, due 06/15/2009 (e)	287,000	279,825

Communications - 1.38%+
Primus Telecommunications Group, 8.000%, due 01/15/2014 (e)	1,000,000	682,500

Computer and Electronic Product Manufacturing - 2.69%+
Freescale Semiconductor, Inc., 1.125%, due 12/15/2016 (e)	1,000,000	930,000
Viasystems, Inc., 1.500%, due 01/15/2011 (e)	401,000	401,000
		1,331,000
Containers & Packaging - 6.31%+
Caraustar Industries, Inc., 7.375%, due 06/01/2009	1,000,000	912,500
Constar International, Inc., 11.000%, due 12/01/2012 (e)	292,000	224,840
Portola Packaging Inc., 8.250%, due 02/01/2012 (e)	1,314,000	1,098,832
Solo Cup Company, 8.500%, due 02/15/2014 (e)	1,000,000	885,000
		3,121,172
Electronic & Other Electrical Equip. & Components, Except Computer Equip. - 5.52%+
Magnachip Semiconductor, 6.875%, due 12/15/2011 (e)	1,000,000	815,000
NXP B.V. and NXP Funding LLC, 9.500%, due 10/15/2015 (e)	1,000,000	932,500
Spansion LLC, 11.250%, due 01/15/2016 (b)(c)(e)	1,000,000	980,000
		2,727,500
Fabricated Metal Product Manufacturing - 1.79%+
Aleris International Inc., 1.000%, due 12/15/2016 (e)	1,000,000	885,000

Underlying Funds Trust
Deep Value Hedged Income-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Food & Staples Retailing - 1.83%+
Rite Aid Corp., 8.625%, due 03/01/2015 (e)	1,000,000	$905,000

Health Care Providers & Services - 0.43%+
Tenet Healthcare Corp., 6.500%, due 06/01/2012	248,000	210,180

Health Services - 1.83%+
Select Medical Holdings Corp., 11.080%, due 09/15/2015 (b)(e)	1,000,000	905,000

Household Durables - 1.25%+
Tousa, Inc., 9.000%, due 07/01/2010 (e)	1,000,000	620,000

Household Products - 1.80%+
Spectrum Brands, Inc., 11.250%, due 10/02/2013 (e)	1,000,000	890,000

Lawn and Garden Tractors & Home Lawn and Garden Equipment - 1.56%+
AMES True Temper, Inc., 10.000%, due 07/15/2012 (e)	1,000,000	770,000

Manufacturing - 1.90%+
Milacron Escrow Corp., 11.500%, due 05/15/2011	1,000,000	940,000

Motor Vehicle Parts and Accessories - 5.38%+
Dura Operating Corp., 8.625%, due 04/15/2012 (e)	5,625,000	2,657,813

Periodicals: Publishing, or Publishing and Printing - 1.80%+
American Media Operation, Inc., 10.250%, due 05/01/2009 (e)	1,000,000	890,000

Personal Products - 1.99%+
Revlon Consumer Products Corp., 8.625%, due 02/01/2008 (e)	1,000,000	985,000

Primary Metal Industries - 1.97%+
Coleman Cable, Inc., 9.875%, due 10/01/2012 (e)	1,000,000	972,500

Retail Mail Order - 2.00%+
Brookstone, Inc., 12.000%, due 10/15/2012 (e)	1,000,000	990,000

Retail Restaurants - 3.21%+
Buffets Inc., 12.500%, due 11/01/2014 (e)	1,000,000	700,000
The Restaurant Company, 10.000%, due 10/01/2013 (e)	1,000,000	887,500
		1,587,500
Sawmills & Planing Mills, General - 0.78%+
Tembec Industries, Inc., 8.500%, 02/01/2011	1,000,000	385,000

Semiconductor & Semiconductor Equipment - 1.95%+
AMKOR Technology Inc., 8.500%, due 05/15/2013 (e)	1,000,000	965,000

Small Arms Ammunition - 0.59%+
Remington Arms Inc., 10.500%, due 02/01/2011 (e)	298,000	293,530

Underlying Funds Trust
Deep Value Hedged Income-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Special Product Sawmills, Not Elsewhere Classified - 1.64%+
PLY GEM Industries Inc., 9.000%, due 02/15/2012 (e)	1,000,000	$810,000

Specialty Retail - 1.89%+
Burlington Coat Factory, 11.125%, due 04/15/2014 (e)	1,000,000	935,000

Textiles, Apparel & Luxury Goods - 0.35%+
GFSI, Inc., 11.000%, due 06/01/2011 (b)(e)	165,000	171,600

Transportation Equipment Manufacturing - 2.71%+
Metaldyne Corp., 10.000%, due 11/01/2013 (e)	500,000	482,500
Metaldyne Corp., 11.000%, due 06/15/2012 (e)	1,000,000	857,500
		1,340,000
Unit Investment Trusts, Face-amount Certificate Offices, And - 2.24%+
Calpine Canada Energy Finance ULC, 8.500%, due 05/01/2008	1,000,000	1,105,000

TOTAL CORPORATE BONDS (Cost $32,840,363)		31,972,620

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.39%+

Countrywide Asset-Backed Certificates, 5.000%, due 04/25/2037 (h)	100,000	49,235
Countrywide Asset-Backed Nim Certificates, 7.000%, due 05/25/2037 (h)	204,739	145,942

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $284,196)		195,177

MORTGAGE BACKED SECURITIES - 1.72%+

Countrywide Asset-Backed Certificates, 5.000%, due 02/25/2037 (h)	106,000	58,532
Countrywide Asset-Backed Certificates, 5.000%, due 05/25/2037 (h)	170,000	36,527
Countrywide Asset-Backed Certificates, 5.000%, due 05/25/2037 (h)	200,000	122,000
Countrywide Asset-Backed Certificates, 5.000%, due 05/25/2037 (h)	79,000	30,707
Countrywide Asset-Backed Certificates, 5.000%, due 05/25/2037 (h)	65,000	22,236
Fannie Mae Strip, 5.000%, due 09/01/2033	2,036,861	531,086
Federal Home Loan Mortgage Corp., 5.500%, due 02/15/2030	366,753	47,541

TOTAL MORTGAGE BACKED SECURITIES (Cost $975,867)		848,629

PURCHASED OPTIONS - 0.13%+

Countrywide Financial Corp.
Expiration: October, 2007, Exercise Price: $20.000	386	63,690

TOTAL PURCHASED OPTIONS (Cost $144,568)		63,690

SHORT TERM INVESTMENTS - 7.89%+

Dura Operating Corp. Tranche Loan, 0.000%, due 05/03/2011	305,000	285,175
Luxfer Holdings, 11.360%, due 02/06/2012 (h)	80,000	166,312
QHL-1 1st Funding Loan, 12.000%, due 05/17/2010 (h)	1,845,000	1,845,000

Underlying Funds Trust
Deep Value Hedged Income-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

QHL-2 2nd Funding Loan, 2.000%, due 08/10/2010 (h)	196,901	$196,901
T4/Halcyon Loan, 15.000%, due 05/04/2010 (h)	1,408,000	1,408,000

TOTAL SHORT TERM INVESTMENTS (Cost $3,903,743)		3,901,388

REPURCHASE AGREEMENTS- 35.42%+
The Bear Stearns Companies, Inc.,
3.950%, dated 9/28/2007, due 10/01/2007,
repurchase price $17,516,283 (g)	$17,510,519	17,510,519

TOTAL REPURCHASE AGREEMENTS (Cost $17,510,519)		17,510,519

Total Investments (Cost $56,479,485) - 111.81%+		55,271,618
Liabilities in Excess of Other Assets - (11.81%)+		(5,836,656)
TOTAL NET ASSETS - 100.00%+		$49,434,962

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 45.31%+

Airlines - 0.79%+
Delta Air Lines, Inc. (a)	20,443	$366,952
Pinnacle Airlines Corp. (a)	22,720	363,974
		730,926
Auto Components - 0.38%+
WABCO Holdings, Inc.	7,520	351,560

Automobiles - 0.76%+
General Motors Corp.	19,168	703,466

Building Products - 2.12%+
American Standard Companies, Inc.	11,700	416,754
Ameron International Corp.	14,200	1,501,934
Armstrong World Industries Inc. (a)	113	4,587
Owens Corning (a)	2,250	56,362
		1,979,637
Chemicals - 0.62%+
Calgon Carbon Corp. (a)	40,746	568,814

Commercial Physical And Biological Research - 0.32%+
PRA International (a)	10,000	294,000

Commercial Services & Supplies - 1.44%+
IKON Office Solutions, Inc.	63,234	812,557
Perma-Fix Environmental Services (a)	198,200	525,230
		1,337,787
Communications Equipment - 0.41%+
Comverse Technology, Inc. (a)	18,900	374,220

Computers & Peripherals - 0.88%+
EMC Corp. (a)	32,511	676,229
NCR Corp. (a)	2,840	141,432
		817,661
Construction & Engineering - 6.69%+
Foster Wheeler Ltd. (a)(c)	8,339	1,094,744
Great Lakes Dredge & Dock Corp. (a)	62,963	551,556
Washington Group International, Inc. (a)	52,568	4,615,996
		6,262,296
Construction Materials - 4.32%+
Oglebay Norton Co. (a)	118,127	4,039,943

Consumer Finance - 0.50%+
MRU Holdings, Inc. (a)	79,995	468,771

Diversified Telecommunication Services - 0.35%+
Level 3 Communications, Inc. (a)	40,548	188,548

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Primus Telecommunications GP (a)	188,000	$129,720
		318,268
Energy Equipment & Services - 1.99%+
Halliburton Co.	26,132	1,003,469
Helix Energy Solutions Group, Inc. (a)	20,099	853,403
		1,856,872
Food Products - 0.74%+
Interstate Bakeries (a)	173,470	76,327
M&F Worldwide Corp. (a)	12,150	609,808
		686,135
Health Care Equipment & Supplies - 1.99%+
Bausch & Lomb, Inc.	26,578	1,700,992
Covidien Ltd. (a)(c)	4,077	169,196
		1,870,188
Hotels Restaurants & Leisure - 2.67%+
Empire Resorts, Inc. (a)	11,250	55,575
Lone Star Steakhouse & Saloon (a)(h)	14,800	404,780
McDonald's Corp.	14,896	811,385
Shuffle Master, Inc. (a)	9,059	135,432
Wyndham Worldwide Corp.	8,592	281,474
Yum! Brands, Inc.	23,885	808,030
		2,496,676
Household Durables - 0.14%+
Home Products International (a)(h)	3,864	122,721
Rowe Cos. (a)	122,070	12
		122,733
Internet & Catalog Retail - 0.68%+
1-800-FLOWERS.COM, Inc. (a)	34,100	395,219
PC Mall, Inc. (a)	15,058	235,055
		630,274
Leisure Equipment & Products - 2.55%+
Aruze Corp. (c)	13,900	619,579
Smith & Wesson Holding Corp. (a)	92,233	1,760,728
		2,380,307
Machinery - 1.59%+
Joy Global, Inc.	15,186	772,360
Navistar International Corp. (a)	10,400	641,680
Titan International, Inc.	2,250	71,820
		1,485,860
Media - 1.42%+
CKX, Inc. (a)	45,195	556,350
Genius Products, Inc. (a)	84,655	228,569
Time Warner Cable, Inc. (a)	16,364	536,739
		1,321,658
Metals & Mining - 4.67%+
Atlas Mining Co. (a)	136,250	231,625
Haynes International, Inc. (a)	25,587	2,184,362
Ormet Corp. (a)	16,000	304,000
Peabody Energy Corp.	10,388	497,274

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Titanium Metals Corp. (a)	26,040	$873,902
Wheeling-Pittsburgh Corp. (a)	14,290	275,797
		4,366,960
Oil, Gas & Consumable Fuels - 1.70%+
Petroleum Development Corp. (a)	22,545	999,871
Texas Petrochemicals, Inc. (a)	19,500	585,000
		1,584,871
Personal Products - 0.93%+
Nutracea (a)	188,000	289,520
USANA Health Sciences, Inc. (a)	13,000	568,750
		858,270
Semiconductor & Semiconductor Equipment - 0.41%+
Verigy Ltd. (a)(c)	15,200	375,592

Software - 1.64%+
Nintendo Ltd. ADR	5,422	352,384
VMware, Inc. (a)	13,940	1,184,900
		1,537,284
Surgical And Medical Instruments And Apparatus - 0.10%+
Delcath Sys, Inc. (a)	26,732	95,968

Telecommunications - 0.93%+
Deutsche Bank Mexico, S.A. Institucion de Banca Multiple (a)(h)	1,835	871,625

Tobacco - 1.10%+
Altria Group, Inc.	9,923	689,946
Vector Group Ltd.	15,330	343,546
		1,033,492
Transportation Infrastructure - 0.01%+
Sea Containers Ltd. (a)(c)	7,500	1,875

Wireless Telecommunication Services - 0.47%+
IPCS, Inc. (a)	12,826	441,086

TOTAL COMMON STOCKS (Cost $36,129,166)		42,265,075

INVESTMENT COMPANIES - 0.20%+

Gas Utilities - 0.07%+
Star Gas Partners LP (a)	15,000	68,100

Holding And Other Investment Offices - 0.13%+
Adelphia Recovery Trust (a)	175,044	7,002
Proshares Trust	2,250	114,007
		121,009

TOTAL INVESTMENT COMPANIES (Cost $272,077)		189,109

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

CONVERTIBLE PREFERRED STOCKS - 0.43%+

Thrifts & Mortgage Finance - 0.43%+
Doral Financial Corp. ADR	3,000	$403,875

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $352,125)		403,875

CONVERTIBLE BONDS - 1.61%+

Airlines - 0.56%+
Pinnacle Airlines Corp., 3.250%, due 02/15/2025 (e)	390,000	516,750

Biotechnology - 0.65%+
Cell Therapeutics, Inc., 4.000%, due 07/01/2010	1,000,000	600,000

Energy Equipment & Services - 0.06%+
Friede Goldman Halter, Inc., 4.500%, due 09/15/2004 (Default effective 03/15/2001) (e)(h)	750,000	47,850

Manufacturing - 0.34%+
Acquicor Technology Inc., 8.000%, due 12/31/2011 (b)(e)	350,000	313,250

TOTAL CONVERTIBLE BONDS (Cost $1,273,332)		1,477,850

CORPORATE BONDS - 22.30%+

Agricultural Production Crops - 0.29%+
Eurofresh, Inc., 11.500%, due 01/15/2013 (b)(e)	300,000	258,000

Airlines - 0.07%+
Delta Air Lines Escrow, 8.300%, due 12/15/2029	150,000	8,625
Northwest Air Escrow, 0.000%, due 02/01/2009	525,000	51,187
		59,812
Auto Components - 5.66%+
Dana Corp Dip Loan, 0.000%, due 0612/2011	1,000,000	992,230
Dana Corp., 6.500%, due 03/15/2008 (Default effective 03/01/2006)	300,000	246,000
Delco Remy International, Inc., 9.356%, due 04/15/2009 (e)	2,000,000	2,000,000
Delphi Corp., 6.500%, due 05/01/2009 (Default effective 10/10/2005)	370,000	336,700
Delphi Corp., 6.550%, due 06/15/2006 (Default effective 10/10/2005)	150,000	137,250
Delphi Corp., 7.125%, due 05/01/2029 (Default effective 10/10/2005)	644,000	592,480
Delphi Dip Loan, 0.000%, due 12/21/2007	1,000,000	991,460
		5,296,120

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Banking - 0.32%+
HCA Dip Loan, 0.000%, due 11/01/2013	297,750	$290,666

Beverage - Wine/Spirits - 0.93%+
Constellation Brands Debt, 0.000%, due 06/01/2020	875,000	861,875

Chemicals - 1.14%+
Solutia Dip Loan, 0.000%, due 03/31/2050	945,138	939,458
Solutia, Inc., 7.375%, due 10/15/2027 (Default effective 12/17/2003)	150,000	133,875
		1,073,333
Commercial Services & Supplies - 0.26%+
Ikon Office Solutions, Inc., 7.750%, due 09/15/2015 (e)	240,000	241,200

Communications - 0.42%+
Adelphia Communications Corp., 1.250%, due 11/01/2006	182,000	28,665
Iridium LLC, 14.000%, due 07/15/2005 (Default effective 07/15/1999) (e)	225,000	6,750
Primus Telecommunications Inc., 14.250%, due 05/20/2011 (b)(e)(h)	350,000	359,905
		395,320
Consumer Finance - 0.99%+
Ford Motor Credit Co. LLC, 4.950%, due 01/15/2008	450,000	447,117
Ford Term Loan, 0.000%, due 11/29/2013	496,250	482,668
		929,785
Diversified Telecommunications - 0.63%+
Primus Telecommunications GP, 8.000%, due 01/15/2014 (e)	860,000	586,950

Electronic & Other Electrical Equip. & Components, Except Computer Equip. - 0.64%+
Magnachip Semiconductor S.A., 8.610%, due 12/15/2011 (e)	300,000	255,000
Spansion LLC, 11.250%, due 01/15/2016 (b)(e)	350,000	343,000
		598,000
Energy Equipment & Services - 0.13%+
Calpine Generating Co. LLC, 8.310%, due 04/01/2010 (Default effective 12/20/2005) (e)	450,000	119,250

Fabricated Metal Products, Except Machinery & Transportation Equip. - 0.32%+
Maax Corp., 9.750%, due 06/15/2012 (e)	600,000	300,000

Furniture and Related Product Manufacturing - 0.59%+
Interactive Health LLC Sr Nt 144a 11, 7.250%, due 04/01/2011 (b)(e)	675,000	556,875

Hotels Restaurants & Leisure - 0.72%+
Landry's Restaurants, Inc., 7.500%, due 12/15/2014 (e)	678,000	674,610

Household Durables - 0.47%+
Tousa Term Loan, 0.100%, due 12/31/2012 (h)	455,162	441,507

Household Products - 1.00%+
Spectrum Brands, Inc., 11.250%, due 10/02/2013 (e)	1,050,000	934,500

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Independent Power Producers & Energy Traders - 2.48%+
Calpine Corp., 8.500%, due 02/15/2011 (Default effective 12/20/2005)	962,000	$1,096,680
Calpine Corp.,8.750%, due 07/15/2013 (Default effective 12/20/2005) (b)(e)	1,130,000	1,231,700
		2,328,380
Insurance - 0.55%+
Charter Communications Holdings II Capital Corp., 10.250%, due 09/15/2010 (e)	500,000	511,250

Media - 0.96%+
Ion Media, 11.000%, due 07/31/2013 (h)	285,000	236,550
Ziff Davis Media, Inc., 11.356%, due 05/01/2012 (e)	700,000	653,413
		889,963
Non-depository Credit Institutions - 0.40%+
Residential Capital Corp., 6.125%, due 11/21/2008	150,000	134,250
Residential Capital Corp., 6.500%, due 04/17/2013	300,000	242,250
		376,500
Oil, Gas & Consumable Fuels - 0.75%+
Dune Energy, Inc., 10.500%, due 06/01/2012 (b)(e)	110,000	105,050
KCS Energy, Inc., 7.125%, due 04/01/2012 (e)	245,600	600,510
		705,560
Personal Products - 0.40%+
Revlon Consumer Products Corp., 8.625%, due 02/01/2008 (e)	385,000	379,225
Revlon Term Loan, 0.000%, due 01/15/2012	300,000	298,086
		677,311
Retail - 0.02%+
PCA LLC/PCA Finance Corp., 11.875%, due 08/01/2009 (Default effective 02/01/2006)	311,000	17,705

Sawmills And Planing Mills, General - 0.21%+
Tembec Industrail, Inc., 8.625%, due 06/30/2009 (e)	450,000	200,813

Semiconductor & Semiconductor Equipment - 0.47%+
Advanced Micro Devices, Inc., due 7.750%, 11/01/2012 (e)	480,000	441,600

Specialty Manufacturing - 0.76%+
American Color Graphics, Inc., 10.000%, due 06/15/2010 (e)	247,000	182,780
Merisant Co., 9.500%, due 07/15/2013 (e)	312,000	237,120
Merisant Dip Loan, 0.000%, due 01/11/2050 (h)	299,250	293,265
		713,165
Tobacco - 0.60%+
North Atlantic Trading, Inc., 9.250%, due 03/01/2012 (e)	300,000	240,000
North Atlantic Trading, Inc., 10.000%, due 03/01/2012 (b) (e)	350,000	322,875
		562,875
Transportation Infrastructure - 0.12%+
Dura Operating Corp., 9.000%, due 05/01/2009 (Default effective 10/16/2006) (e)	150,000	3,562
Sea Containers Ltd., 10.750%, due 10/15/2006 (Default effective 10/15/2006) (e)	150,000	108,000
		111,562
TOTAL CORPORATE BONDS (Cost $21,558,830)		21,154,487

FOREIGN GOVERNMENT NOTE/BONDS - 0.67%+

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Credit Intermediation and Related Activities - 0.67%+
Northern Rock PLC, 6.594%, due 12/29/2099 (b)(e)	903,750	$632,625

TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $745,594)		632,625

WARRANTS - 0.04%+

Brazil Ethanol, Inc. (b)(h)	14,550	17,460
Transforma Acquisition Group Inc.	23,000	22,655
		40,115

TOTAL WARRANTS (Cost $31,538)		40,115

EXCHANGE-TRADED FUNDS - 0.19%+

Proshares Trust	4,500	174,375

TOTAL EXCHANGE-TRADED FUNDS (Cost $200,087)		174,375

PURCHASED OPTIONS - 0.46%+

Arch Coal, Inc.
Expiration: October, 2007, Exercise Price: $40.000	175	1,312
Bear Stearns, Inc.
Expiration: October, 2007, Exercise Price: $115.000	36	33,840
Capital One Financial
Expiration: January, 2008, Exercise Price: $55.000	75	10,875
Hasbro, Inc.
Expiration: April, 2008, Exercise Price: $30.000	24	8,040
iShares Russell 2000 Index Fund
Expiration: March, 2008, Exercise Price: $85.000	459	333,923
Mattel, Inc.
Expiration: April, 2008, Exercise Price: $25.000	24	7,200
Merrill Lynch
Expiration: November, 2007, Exercise Price: $75.000	36	7,560
Nortel Networks Corp. Holdings
Expiration: January, 2008, Exercise Price: $30.000	175	1,313
Turbochef Technologies, Inc.
Expiration: October, 2007, Exercise Price: $17.500	228	1,140
Spectrum Brands, Inc.
Expiration: December, 2007, Exercise Price: $7.500	30	6,675
USANA Health Sciences, Inc.
Expiration: October, 2007, Exercise Price: $25.000	130	1,950
Wal Mart Stores
Expiration: March, 2008, Exercise Price: $50.000	24	15,840

TOTAL PURCHASED OPTIONS (Cost $580,005)		429,668

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

REPURCHASE AGREEMENTS - 26.82%+
The Bear Stearns Companies, Inc.,
3.950%, dated 9/28/2007, due 10/01/2007,
repurchase price $25,159,142 (g)^	$25,150,863	25,150,863

TOTAL REPURCHASE AGREEMENTS (Cost $25,150,863)		25,150,863

Total Investments (Cost $86,293,617) - 98.03%+		91,918,042
Other Assets in Excess of Liabilities - 1.97%+		1,849,725
TOTAL NET ASSETS - 100.00%+		$93,767,767

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCK
	Shares	Value
Applied Extrusion - Class A (h)	611	$3,055
Applied Extrusion Technologies (h)	25	125
Armstrong World Industries Inc.	9,320	378,299
Georgia Gulf Corp.	12,618	175,390
INVESTools, Inc.	9,600	116,064
Lehman Brothers Holdings, Inc.	3,200	197,536
Louisiana-Pacific Corp.	21,852	370,828
MarineMax, Inc.	19,200	279,552
Moody's Corp.	17,685	891,324
New Century Financial Corp.	3,312	331
NVR, Inc.	280	131,670
Panera Bread Co.	17,915	730,932
The PMI Group Inc.	5,850	191,295
Ruby Tuesday, Inc.	36,997	678,525
Sirona Dental Systems, Inc.	9,000	321,030
Tribune Co.	12,000	327,840
U.S. Airways Group, Inc.	11,908	312,585
Washington Mutual, Inc.	5,400	190,674
Western Union Co.	7,140	149,726
Whirlpool Corp.	2,200	196,020

TOTAL COMMON STOCK (Proceeds $5,934,865)		5,642,801

CORPORATE BONDS

Applied Extrusion , 12.000%, due 03/15/2012 (e)(h)	817	667
Constellation Brands, Inc., 7.250%, due 05/15/2017 (b)(h)	700,000	700,000
Kaiser Aluminum & Chemical Corp., 12.750%, due 02/01/2003 (Default effective 01/05/2006) (e)(h)	1,157,000	92,560
Leiner Health Products, Inc., 11.000%, due 06/01/2012 (e)	375,000	315,000
Primus Telecommunications Group, Inc., 8.000%, due 01/15/2014 (e)	67,000	45,728
Quebecor World Capital, 8.750%, due 03/15/2016 (b)(e)	611,999	555,389
Spansion, Inc., 2.250%, due 06/15/2016 (b)	350,000	262,063
Spectrum Brands, Inc., 7.375%, due 02/01/2015 (e)	350,000	269,500
Wornick Co., 10.875%, due 07/15/2011 (e)	350,000	245,000

TOTAL CORPORATE BONDS (Proceeds $2,631,719)		2,485,907

EXCHANGE TRADED FUNDS

SPDR S7P Retail ETF	4,290	166,967
Consumer Discretionary	4,290	158,001
AMEX Energy Select SPDR	11,662	874,650
iShares Dow Jones U.S. Home Construction	45,000	894,150
Streettracks SPDR	26,600	569,772

TOTAL EXHANGE TRADED FUNDS (Proceeds $2,516,754)		2,663,540

FOREIGN CURRENCY CONTRACTS

Canadian Dollars (c)	717	721
Japanese Yen (c)	35,187,189	306,335
Mexican Peso (c)	60,049	5,490

Total Foreign Currency Contracts (Proceeds 305,614 )		312,546

Total Securities Sold Short (Proceeds $11,388,952)		$11,104,794

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Options Written
September 30, 2007 (Unaudited)

	Contracts	Value

PUT OPTIONS

Arch Coal, Inc.
Expiration: October, 2007, Exercise Price: $30.00	175	$2,187
Lehman Brothers Holding
Expiration: October, 2007, Exercise Price: $40.00	350	1,750
Merrill Lynch
Expiration: November, 2007, Exercise Price: $60.00	361	21,660
Nortel Networks Corp. Holdings
Expiration: January, 2008, Exercise Price: $20.00	175	60,375
Turbochef Technologies, Inc.
Expiration: October, 2007, Exercise Price: $10.00	228	1,140
USANA Health Sciences, Inc.
Expiration: October, 2007, Exercise Price: $35.00	130	118,950
Walmart Stores
Expiration: March, 2008, Exercise Price: $35.00	240	10,200

TOTAL PUT OPTIONS (Premiums received $155,650)		216,262

CALL OPTIONS

Bear Stearns, Inc.
Expiration: October, 2007, Exercise Price: $135.00	361	36,100

TOTAL CALL OPTIONS (Premiums Received $33,897)		36,100

Total Options Written (Premiums received $189,547)		$252,362

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 101.18%+

Aerospace & Defense - 3.76%+
Boeing Co.	3,300	$346,467
General Dynamics Corp.	1,800	152,046
Goodrich Corp.	800	54,584
Honeywell International, Inc.	4,400	261,668
Lockheed Martin Corp.	3,000	325,470
Precision Castparts Corp.	1,600	236,768
		1,377,003
Air Freight & Logistics - 0.26%+
FedEx Corp.	900	94,275

Auto Components - 1.66%+
Superior Industries International	28,000	607,320

Automobiles - 0.29%+
Honda Motor Co., Ltd. ADR	3,200	106,752

Beverages - 1.17%+
Anheuser-Busch Companies, Inc.	1,800	89,982
The Coca-Cola Co.	4,100	235,627
PepsiCo, Inc.	1,400	102,564
		428,173
Building Products - 2.42%+
Masco Corp.	38,200	885,094

Capital Markets - 1.96%+
Ameriprise Financial Inc.	300	18,933
Bank of New York Mellon Corp.	1,871	82,586
Blackstone Group LP (a)	4,100	102,828
The Charles Schwab Corp.	9,149	197,618
The Goldman Sachs Group, Inc.	600	130,044
Legg Mason, Inc.	800	67,432
Merrill Lynch & Co, Inc.	600	42,768
State Street Corp.	1,093	74,499
		716,708
Chemicals - 0.89%+
Air Products & Chemicals, Inc.	1,400	136,864
Airgas, Inc.	2,300	118,749
Monsanto Co.	800	68,592
		324,205
Commercial Banks - 3.44%+
Greater Bay Bancorp	6,000	165,600
Marshall & Ilsley Corp.	4,300	188,211
Regions Financial Corp.	800	23,584
SunTrust Banks, Inc.	3,600	272,412
Wachovia Corp.	5,000	250,750
Wells Fargo & Co.	10,000	356,200
		1,256,757

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Commercial Services & Supplies - 4.47%+
Monster Worldwide, Inc. (a)	35,000	$1,192,100
Republic Services, Inc.	3,700	121,027
Waste Management, Inc.	8,500	320,790
		1,633,917
Communications Equipment - 0.74%+
Cisco Systems, Inc. (a)	4,400	145,684
Corning, Inc.	5,000	123,250
		268,934
Computers & Peripherals - 2.70%+
Apple, Inc. (a)	2,700	414,558
Hewlett-Packard Co.	4,400	219,076
International Business Machines Corp.	3,000	353,400
		987,034
Consumer Finance - 0.94%+
American Express Co.	5,800	344,346

Diversified Financial Services - 1.30%+
Bank of America Corp.	4,300	216,161
J.P. Morgan Chase & Co.	5,700	261,174
		477,335
Diversified Telecommunication Services - 3.59%+
AT&T, Inc.	11,900	503,489
Verizon Communications, Inc.	18,300	810,324
		1,313,813
Electric Utilities - 0.54%+
The Empire District Electric Co.	8,800	198,792

Electrical Equipment - 3.18%+
Energy Conversion Devices, Inc. (a)	1,200	27,264
General Cable Corp. (a)	15,000	1,006,800
Medis Technologies Ltd. (a)	10,000	130,000
		1,164,064
Electronic Equipment & Instruments - 2.55%+
Flextronics International Ltd. (a)(c)	83,500	933,530

Energy Equipment & Services - 1.11%+
BJ Services Co.	800	21,240
Nabors Industries Ltd. (a)(c)	400	12,308
Noble Corp. (c)	4,400	215,820
Schlumberger Ltd. (c)	1,500	157,500
		406,868
Food & Staples Retailing - 3.44%+
Costco Wholesale Corp.	400	24,548
CVS Corp.	7,300	289,299
Rite Aid Corp. (a)	151,000	697,620
Walgreen Co.	5,200	245,648
		1,257,115

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Food Products - 0.43%+
General Mills, Inc.	1,400	$81,214
Hain Celestial Group, Inc. (a)	1,900	61,047
Kellogg Co.	300	16,800
		159,061

Health Care Equipment & Supplies - 1.98%+
Covidien Ltd. (a)(c)	1,600	66,400
Kyphon, Inc. (a)	2,100	147,000
Medtronic, Inc.	4,400	248,204
St. Jude Medical, Inc. (a)	3,200	141,024
Stryker Corp.	1,400	96,264
Zimmer Holdings, Inc. (a)	300	24,297
		723,189
Health Care Providers & Services - 5.64%+
Aetna, Inc.	2,800	151,956
Express Scripts, Inc. (a)	5,100	284,682
Health Grades, Inc. (a)	122,594	723,305
Humana, Inc. (a)	10,000	698,800
Wellpoint, Inc. (a)	2,600	205,192
		2,063,935
Hotels & Motels - 0.22%+
Sunstone Hotel Investors, Inc.	3,200	82,048

Hotels, Restaurants & Leisure - 2.40%+
Hilton Hotels Corp.	1,400	65,086
McDonald's Corp.	8,800	479,336
MGM Mirage (a)	200	17,888
Ruth's Chris Steak House (a)	3,330	47,452
Starbucks Corp. (a)	2,700	70,740
Wyndham Worldwide Corp.	6,000	196,560
		877,062
Household Products - 1.19%+
Clorox Co.	1,500	91,485
Procter & Gamble Co.	4,900	344,666
		436,151
Independent Power Producers & Energy Traders - 0.25%+
Dynegy Inc. (a)	10,000	92,400

Industrial Conglomerates - 0.70%+
General Electric Co.	6,200	256,680

Insurance - 7.05%+
Ace Ltd. (c)	1,000	60,570
American Independence Corp. (a)	26,000	264,940
American International Group, Inc.	3,800	257,070
AON Corp.	1,600	71,696
Berkshire Hathaway, Inc. (a)	60	237,120
Genworth Financial, Inc.	7,700	236,621
HCC Insurance Holdings, Inc.	10,000	286,400

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Independence Holding Co.	36,900	$752,022
Metlife, Inc.	600	41,838
Travelers Companies, Inc.	7,400	372,516
		2,580,793
Internet Software & Services - 0.78%+
Google, Inc. (a)	500	283,635

IT Services - 1.19%+
Electronic Data Systems Corp.	20,000	436,800

Life Science Tools & Services - 0.52%+
Millipore Corp. (a)	2,500	189,500

Machinery - 1.05%+
Caterpillar, Inc.	400	31,372
Dover Corp.	6,900	351,555
		382,927
Media - 1.79%+
The McGraw-Hill Companies, Inc.	3,100	157,821
Viacom Inc. (a)	3,500	136,395
The Walt Disney Co.	10,500	361,095
		655,311
Multiline Retail - 0.80%+
JC Penney Co., Inc.	2,000	126,740
Kohl's Corp. (a)	1,800	103,194
Target Corp.	1,000	63,570
		293,504
Multi-Utilities - 3.01%+
Duke Energy Corp.	59,000	1,102,710

Multi-Utilities & Unregulated Power - 0.16%+
Dominion Resources Inc.	700	59,010

Oil & Gas & Consumable Fuels - 5.19%+
Chesapeake Energy Corp.	3,100	109,306
Exxon Mobil Corp.	3,200	296,192
Pogo Producing Co.	1,200	63,732
Total S.A. ADR	2,700	218,781
Valero Energy Corp.	17,000	1,142,060
ConocoPhillips	800	70,216
		1,900,287
Pharmaceuticals - 4.53%+
Abbott Laboratories	7,100	380,702
Alcon, Inc. (c)	400	57,568
Johnson & Johnson	5,500	361,350
Novartis AG ADR	2,300	126,408
Pfizer, Inc.	20,000	488,600
Wyeth	5,500	245,025
		1,659,653

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Road & Rail - 0.78%+
Burlington Northern Santa Fe Corp.	700	$56,819
Norfolk Southern Corp.	700	36,337
Union Pacific Corp.	1,700	192,202
		285,358
Semiconductor & Semiconductor Equipment - 7.03%+
Applied Materials, Inc.	50,000	1,035,000
Intel Corp.	45,000	1,163,700
MEMC Electronic Materials, Inc. (a)	3,200	188,352
Texas Instruments, Inc.	5,100	186,609
		2,573,661
Software - 4.28%+
Microsoft Corp.	9,800	288,708
Oracle Corp. (a)	14,200	307,430
Symantec Corp. (a)	50,000	969,000
		1,565,138
Specialty Retail - 7.86%+
American Eagle Outfitters	41,000	1,078,710
Best Buy Co, Inc.	1,200	55,224
Collective Brands, Inc. (a)	30,000	661,800
Lowe's Companies, Inc.	3,800	106,476
Staples, Inc.	5,900	126,791
Williams-Sonoma, Inc.	26,000	848,120
		2,877,121
Textiles, Apparel & Luxury Goods - 0.11%+
Nike, Inc.	700	41,062

Thrifts & Mortgage Finance - 1.56%+
New York Community Bancorp, Inc.	30,000	571,500

Wireless Telecommunication Services - 0.27%+
NII Holdings, Inc. (a)	1,200	98,580

TOTAL COMMON STOCKS (Cost $36,324,224)		37,029,111

EXCHANGE TRADED FUNDS - 1.99%+

AMEX Energy Select SPDR	6500	487,500
Technology Select Sector SPDR	9,000	242,730

TOTAL EXCHANGE TRADED FUNDS (Cost $613,446)		730,230

PURCHASED OPTIONS - 0.80%+

General Cable Corp.
Expiration: November, 2007, Exercise Price: $55.000	150	15,000
Masco Corp.
Expiration: January, 2008, Exercise Price: $25.000	370	111,000
New York Community Bancorp, Inc.
Expiration: January, 2008, Exercise Price: $17.500	300	14,250
Rite Aid Corp.
Expiration: January, 2008, Exercise Price: $5.000	1,510	90,600

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Verizon Communications, Inc.
Expiration: January, 2008, Exercise Price: $40.000	150	$11,625
Wachovia Corp.
Expiration: January, 2008, Exercise Price: $52.500	50	19,500
Wells Fargo & Co.
Expiration: January, 2008, Exercise Price: $37.500	100	29,500

TOTAL PURCHASED OPTIONS (Cost $480,786)		291,475

REPURCHASE AGREEMENTS - 6.94%+
The Bear Stearns Companies, Inc.,
3.950%, dated 9/28/2007, due 10/01/2007,
repurchase price $2,540,729 (g)^	$2,539,893	2,539,893

TOTAL REPURCHASE AGREEMENTS (Cost $2,539,893)		2,539,893

Total Investments (Cost $39,958,349) - 110.91%+		40,590,709
Liabilities in Excess of Other Assets - (10.91%)+		(3,993,309)
TOTAL NET ASSETS - 100.00%+		$36,597,400

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Contracts	Value

EXCHANGE TRADED FUNDS

iShares Russell 2000 Index Fund	15,000	$1,200,600

TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,204,516)		1,200,600

Total Securities Sold Short (Proceeds $1,204,516)		$1,200,600

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Options Written
September 30, 2007 (Unaudited)

	Contracts	Value

CALL OPTIONS

Ace Ltd.
Expiration: January, 2008, Exercise Price: $70.00	18	$720
Aetna Inc.
Expiration: January, 2008, Exercise Price: $60.00	10	1,150
Aetna Inc.
Expiration: January, 2008, Exercise Price: $55.00	10	3,000
Air Products & Chemicals, Inc.
Expiration: January, 2008, Exercise Price: $100.00	6	2,610
Air Products & Chemicals, Inc.
Expiration: December, 2007, Exercise Price: $95.00	11	7,425
Airgas Inc.
Expiration: October, 2007, Exercise Price: $45.00	4	2,680
American Eagle Outfitters
Expiration: November, 2007, Exercise Price: $22.50	410	176,300
American Express, Inc.
Expiration: October, 2007, Exercise Price: $70.00	18	45
American Express, Inc.
Expiration: January, 2008, Exercise Price: $75.00	18	180
American Express, Inc.
Expiration: January, 2008, Exercise Price: $70.00	22	990
Aon Corp.
Expiration: January, 2008, Exercise Price: $50.00	10	650
Apple, Inc.
Expiration: October, 2007, Exercise Price: $150.00	8	5,920
Apple, Inc.
Expiration: January, 2008, Exercise Price: $160.00	16	19,040
Apple, Inc.
Expiration: April, 2008, Exercise Price: $180.00	3	3,135
Applied Materials, Inc.
Expiration: October, 2007, Exercise Price: $20.00	500	60,000
AT&T Inc.
Expiration: January, 2008, Exercise Price: $45.00	5	575
AT&T Inc.
Expiration: January, 2008, Exercise Price: $40.00	100	37,000
Bank of New York Mellon Corp.
Expiration: January, 2008, Exercise Price: $50.00	18	1,080
Best Buy Co., Inc.
Expiration: January, 2008, Exercise Price: $65.00	19	47
BJ Services Co.
Expiration: January, 2008, Exercise Price: $35.00	10	200
Boeing Corp.
Expiration: January, 2008, Exercise Price: $110.00	12	4,680
Burlington Northern Santa Fe Corp.
Expiration: October, 2007, Exercise Price: $100.00	6	15
Burlington Northern Santa Fe Corp.
Expiration: January, 2008, Exercise Price: $90.00	7	1,575

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Options Written
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Caterpillar Inc.
Expiration: January, 2008, Exercise Price: $90.00	6	$744
Cisco Systems, Inc.
Expiration: January, 2008, Exercise Price: $35.00	24	3,000
Collective Brands, Inc.
Expiration: December, 2007, Exercise Price: $17.50	300	157,500
ConocoPhillips
Expiration: February, 2008, Exercise Price: $105.00	8	680
Costco Wholesale Corp.
Expiration: January, 2008, Exercise Price: $65.00	10	2,250
CVS Caremark Corp.
Expiration: February, 2008, Exercise Price: $42.50	18	2,430
CVS Caremark Corp.
Expiration: May, 2008, Exercise Price: $45.00	16	2,200
Digital Equipment Corp.
Expiration: January, 2008, Exercise Price: $65.00	12	192
Dover Corp.
Expiration: January, 2008, Exercise Price: $55.00	26	2,730
Duke Energy Corp.
Expiration: October, 2007, Exercise Price: $17.50	500	75,000
Electronic Data Systems Corp.
Expiration: December, 2007, Exercise Price: $20.00	200	49,500
Energy Conversion Devices, Inc.
Expiration: December, 2007, Exercise Price: $30.00	12	720
Energy Conversion Devices, Inc.
Expiration: March, 2008, Exercise Price: $45.00	12	300
Express Scripts, Inc.
Expiration: November, 2007, Exercise Price: $60.00	18	1,674
Express Scripts, Inc.
Expiration: February, 2008, Exercise Price: $65.00	32	3,840
Exxon Mobil Corp.
Expiration: January, 2008, Exercise Price: $100.00	1	220
Fedex Corp.
Expiration: January, 2008, Exercise Price: $140.00	9	45
General Dynamics Corp.
Expiration: January, 2008, Exercise Price: $95.00	6	678
General Dynamics Corp.
Expiration: February, 2008, Exercise Price: $100.00	12	1,020
General Electric Co.
Expiration: March, 2008, Exercise Price: $45.00	18	1,674
Global Santa Fe Corp.
Expiration: January, 2008, Exercise Price: $75.00	8	4,960
The Goldman Sachs Group, Inc.
Expiration: October, 2007, Exercise Price: $260.00	6	15
The Goldman Sachs Group, Inc.
Expiration: April, 2008, Exercise Price: $220.00	6	11,820
Goodrich Corp.
Expiration: November, 2007, Exercise Price: $65.00	8	4,000
Google, Inc.
Expiration: March, 2008, Exercise Price: $700.00	4	2,640

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Options Written
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Hewlett Packard Co.
Expiration: January, 2008, Exercise Price: $55.00	12	$1,320
Hewlett Packard Co.
Expiration: January, 2008, Exercise Price: $50.00	14	4,340
Hewlett Packard Co.
Expiration: February, 2008, Exercise Price: $60.00	14	630
Honeywell International Inc.
Expiration: January, 2008, Exercise Price: $65.00	30	3,000
Humana, Inc.
Expiration: November, 2007, Exercise Price: $55.00	100	154,000
ITT Corp.
Expiration: October, 2007, Exercise Price: $70.00	4	460
Intel Corp.
Expiration: October, 2007, Exercise Price: $25.00	24	3,024
Intel Corp.
Expiration: January, 2008, Exercise Price: $27.50	14	1,470
Intel Corp.
Expiration: January, 2008, Exercise Price: $25.00	13	2,912
Intel Corp.
Expiration: October, 2007, Exercise Price: $22.50	400	142,000
International Business Machines Corp.
Expiration: October, 2007, Exercise Price: $120.00	10	1,900
International Business Machines Corp.
Expiration: January, 2008, Exercise Price: $120.00	7	3,640
International Business Machines Corp.
Expiration: January, 2008, Exercise Price: $115.00	14	11,340
JC Penney Co., Inc.
Expiration: January, 2008, Exercise Price: $95.00	12	60
JC Penney Co., Inc.
Expiration: February, 2008, Exercise Price: $90.00	16	400
Kohl's Corp.
Expiration: January, 2008, Exercise Price: $70.00	10	1,100
Lockheed Martin Corp.
Expiration: December, 2007, Exercise Price: $110.00	10	4,830
Lockheed Martin Corp.
Expiration: January, 2008, Exercise Price: $115.00	10	3,700
Lockheed Martin Corp.
Expiration: March, 2008, Exercise Price: $120.00	10	3,700
Lockheed Martin Corp.
Expiration: March, 2008, Exercise Price: $115.00	10	5,400
McDonald's Corp.
Expiration: December, 2007, Exercise Price: $55.00	18	3,240
McDonald's Corp.
Expiration: March, 2008, Exercise Price: $60.00	18	2,025
The McGraw-Hill Companies, Inc.
Expiration: November, 2007, Exercise Price: $75.00	18	90
Medtronic Inc.
Expiration: February, 2008, Exercise Price: $60.00	18	2,790
MEMC Electronic Materials, Inc.
Expiration: October, 2007, Exercise Price: $75.00	10	75
MEMC Electronic Materials, Inc.
Expiration: October, 2007, Exercise Price: $70.00	14	210

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Options Written
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

MEMC Electronic Materials, Inc.
Expiration: January, 2008, Exercise Price: $70.00	18	$4,365
MEMC Electronic Materials, Inc.
Expiration: January, 2008, Exercise Price: $80.00	10	875
Microsoft Corp.
Expiration: April, 2008, Exercise Price: $35.00	18	801
Millipore Corp.
Expiration: January, 2008, Exercise Price: $85.00	10	1,075
Millipore Corp.
Expiration: January, 2009, Exercise Price: $90.00	8	4,040
Monsanto Co.
Expiration: April, 2008, Exercise Price: $85.00	8	7,680
Monster Worldwide, Inc.
Expiration: December, 2007, Exercise Price: $30.00	350	182,000
Nabors Industries, Inc.
Expiration: March, 2008, Exercise Price: $35.00	10	1,250
Nike, Inc.
Expiration: January, 2008, Exercise Price: $65.00	16	1,920
Noble Corp.
Expiration: January, 2008, Exercise Price: $50.00	32	12,800
Noble Corp.
Expiration: January, 2008, Exercise Price: $57.50	14	2,100
Norfolk Southern Corp.
Expiration: January, 2008, Exercise Price: $65.00	8	320
Oracle Corp.
Expiration: January, 2008, Exercise Price: $20.00	24	5,880
Oracle Corp.
Expiration: March, 2008, Exercise Price: $22.50	18	2,700
Pepsico, Inc.
Expiration: January, 2008, Exercise Price: $75.00	22	3,960
Pfizer Inc.
Expiration: December, 2007, Exercise Price: $22.50	200	46,000
Precision Castparts Corp.
Expiration: December, 2007, Exercise Price: $170.00	8	2,960
Precision Castparts Corp.
Expiration: March, 2008, Exercise Price: $195.00	7	1,855
Precision Castparts Corp.
Expiration: March, 2008, Exercise Price: $185.00	3	1,320
Schlumberger Ltd.
Expiration: January, 2008, Exercise Price: $105.00	8	7,040
Schlumberger Ltd.
Expiration: January, 2008, Exercise Price: $85.00	6	13,470
Schlumberger Ltd.
Expiration: February, 2008, Exercise Price: $120.00	5	1,900
St. Jude Medical, Inc.
Expiration: January, 2008, Exercise Price: $55.00	10	350
St. Jude Medical, Inc.
Expiration: January, 2008, Exercise Price: $50.00	18	1,620

Underlying Funds Trust
Equity Options Overlay-1 Portfolio
Schedule of Options Written
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Starbucks Corp.
Expiration: January, 2008, Exercise Price: $40.00	18	$45
State Street Corp.
Expiration: January, 2008, Exercise Price: $70.00	12	4,740
Stryker Corp.
Expiration: December, 2007, Exercise Price: $75.00	14	1,505
Superior Industries International
Expiration: October, 2007, Exercise Price: $17.50	280	126,000
Symantec Corp.
Expiration: October, 2007, Exercise Price: $17.50	500	105,000
Target Corp.
Expiration: January, 2008, Exercise Price: $70.00	17	3,910
Texas Instruments, Inc.
Expiration: January, 2008, Exercise Price: $45.00	18	441
Texas Instruments, Inc.
Expiration: January, 2008, Exercise Price: $37.50	18	3,654
Total S.A.
Expiration: November, 2007, Exercise Price: $90.00	12	360
Travelers Companies, Inc.
Expiration: January, 2008, Exercise Price: $60.00	18	495
Union Pacific Corp.
Expiration: January, 2008, Exercise Price: $130.00	12	2,220
Valero Energy Corp.
Expiration: December, 2007, Exercise Price: $60.00	170	161,500
Verizon Communications, Inc.
Expiration: January, 2008, Exercise Price: $45.00	24	4,512
Walgreen Co.
Expiration: April, 2008, Exercise Price: $55.00	24	1,800
The Walt Disney Corp.
Expiration: January, 2008, Exercise Price: $40.00	18	495
Waste Management, Inc.
Expiration: January, 2008, Exercise Price: $45.00	19	380
Williams Sonoma, Inc.
Expiration: November, 2007, Exercise Price: $27.50	260	143,000
Wyndham Worldwide
Expiration: November, 2007, Exercise Price: $35.00	18	1,440

TOTAL CALL OPTIONS (Premiums received $1,803,243)		1,886,283

Total Options Written (Premiums received $1,803,243)		$1,886,283

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

CORPORATE BONDS - 5.46%+

Banking - 0.80%+
Shinsei Financial Cayman Ltd., 6.418%, due 07/20/2048 (b)(e)	195,000	$180,813
Washington Group International, Inc., 6.534%, due 03/29/2049 (b)(e)	300,000	274,563
		455,376
Commercial Banks - 0.43%+
Capmark Financial Group, Inc., 5.875%, due 05/10/2012 (a)(b)	60,000	54,643
Capmark Financial Group, Inc., 6.300%, due 05/10/2017 (a)(b)	30,000	26,109
Residential Capital Corp., 6.000%, due 02/22/2011	80,000	65,200
Residential Capital Corp., 6.500%, due 04/17/2013	95,000	76,713
Residential Capital Corp., 6.875%, due 06/30/2015	30,000	24,225
		246,890
Consumer Finance - 0.28%+
Discover Financial Services, 6.450%, due 06/12/2017 (b)	55,000	53,358
Ford Motor Credit Co. LLC, 7.9925%, due 01/13/2012	110,000	103,940
		157,298
Energy Equipment & Services - 0.32%+
Weatherford International Inc., 5.950%, due 06/15/2012 (a)(b)	100,000	101,957
Weatherford International Inc., 6.350%, due 06/15/2017 (a)(b)	80,000	81,381
		183,338
Food & Staples Retailing - 0.85%+
CVS Caremark Corporation, 5.750%, due 06/01/2017	120,000	117,126
Rite Aid Corp., 9.500%, due 06/15/2017 (b)	395,000	369,325
		486,451
Hotels Restaurants & Leisure - 0.82%+
MGM Mirage, 6.000%, due 10/01/2009	200,000	198,500
Starwood Hotels & Resorts Worldwide, 6.250%, due 02/15/2013	270,000	270,986
		469,486
Hotels, Restaurants & Leisure - 0.22%+
Royal Caribbean Cruises Ltd., 7.250%, due 06/15/2016	125,000	123,173

Insurance - 0.21%+
Metlife, Inc., 6.400%, due 12/15/2036 (e)	125,000	118,856

Leisure Equipment & Products - 0.24%+
Hasbro, Inc., 6.300%, due 09/15/2017	140,000	139,383

Metals & Mining - 0.32%+
Freeport-McMoran Copper & Gold, 8.250%, due 04/01/2015 (e)	170,000	183,600

Pharmaceuticals - 0.50%+
Astrazeneca Plc., 5.400%, due 09/15/2012	285,000	287,241

Textiles, Apparel & Luxury Goods - 0.47%+
Hanesbrands, Inc., 8.784%, due 12/15/2014 (e)	270,000	268,650

TOTAL CORPORATE BONDS (Cost $3,233,409)		3,119,742

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

ASSET BACKED SECURITIES - 11.20%+

AAMES Mortgage Trust, 7.880%, due 10/25/2035	900,000	$573,557
American Airlines, Inc., 6.817%, due 05/23/2011	400,000	390,000
Asset Backed Funding Certificates, 6.000%, due 07/26/2035 (a)(b)(h)	31,423	5,464
Asset Backed Funding Certificates, 8.380%, due 01/25/2035	200,000	150,646
Citigroup Mortgage Loan Trust, 7.630%, due 01/25/2036	375,000	131,141
Citigroup Mortgage Loan Trust, 7.630%, due 09/25/2035	150,000	76,852
Countrywide Asset-Backed Certificates, 7.430%, due 01/25/2046 (a)(b)	500,000	160,520
DVI Receivables Corp., 6.300%, due 09/12/2010 (h)	162,824	143,285
DVI Receivables Corp., 6.310%, due 03/14/2011 (h)	1,205,439	812,104
Encore Credit Receivables Trust, 7.630%, due 01/25/2036	250,000	122,710
Equity One ABS, Inc., 5.910%, due 02/25/2033	30,600	24,092
FBR Securitization Trust, 7.380%, due 09/25/2035	187,000	109,898
FBR Securitization Trust, 7.380%, due 11/25/2035	122,304	88,151
First Franklin Mortgage, 8.630%, due 10/25/2034 (b)	75,000	61,332
GE-WMC Mortgage Securities LLC, 7.880%, due 10/25/2035	450,000	205,164
GSAMP Trust, 7.630%, due 03/25/2047 (b)	600,000	223,752
JP Morgan Mortgage Acquisition Corp., 7.130%, due 07/25/2036 (b)	500,000	114,305
Lehman XS Nim, 7.000%, due 11/28/2035 (a)(b)	13,465	13,466
Merit Securities Corp., 8.380%, due 12/28/2033	354,899	380,765
Merrill Lynch Mortgage Investors Nim Trust, 4.500%, due 02/25/2036 (b)(h)	75,329	1,070
Nationstar Home Equity Loan Trust, 7.630%, due 09/25/2036	155,000	57,263
New Century Home Equity Loan, 8.880%,due 07/25/2035	625,000	351,466
Nomura Home Equiy Loan Trust, 7.630%, due 03/25/2036	250,000	93,888
Option One Mortgage Loan Trust, 7.630%, due 01/25/2036 (b)	50,000	28,831
Option One Mortgage Loan Trust, 7.630%, due 01/25/2036 (b)	100,000	42,870
Residential Asset Mortgage Products, Inc., 7.630%, due 08/25/2046	530,000	226,527
Residential Asset Mortgage Products, Inc., 7.630%, due 10/25/2036	115,000	45,398
Residential Asset Securities Corp., 8.130%, due 03/25/2035 (b)	500,000	451,988
Residential Asset Securities Corp., 8.130%, due 09/25/2035	200,000	103,648
Structured Asset Investment, 6.000%, due 07/25/2035	150,000	138,317
Structured Asset Investment, 7.630%, due 05/25/2035	80,000	62,754
Structured Asset Investment, 7.630%, due 07/25/2035 (b)	349,000	278,516
Structured Asset Investment, 7.630%, due 08/25/2035 (b)	168,000	105,561
Structured Asset Securities Corp., 7.630%, due 01/25/2035	400,000	290,433
Structured Asset Securities Corp., 7.630%, due 09/25/2036 (a)(b)	400,000	137,472
Wells Fargo Home Equity Trust, 8.130%, due 05/25/2034	250,000	192,094

TOTAL ASSET BACKED SECURITIES (Cost $9,516,595)		6,395,300

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.67%+

Asset Backed Funding Certificates, 8.130%, due 06/25/2035	200,000	152,065
Asset Backed Securities Corp., 5.250%, due 06/27/2035 (a)(b)(h)	47,084	4,059
Asset Backed Security Corp, 5.050%, due 08/27/2035 (a)(b)	18,931	18,833
Asset Backed Security Corp, 7.630%, due 06/25/2035	125,000	91,631
Bear Stearns Asset Backed, 5.250%, due 08/25/2034 (a)(b)(h)	103,696	91,314
FBR Securitization Trust, 7.130%, due 10/25/2035	150,000	75,982
FBR Securitization Trust, 7.130%, due 10/25/2036	61,339	41,179
First Franklin Mortgage Loan, 8.130%, due 07/25/2035	150,000	92,188
First Franklin Mortgage Loan, 8.630%, due 03/25/2035	150,000	105,436
First Franklin Mortgage Loan, 8.630%, due 12/25/2034 (b)	30,000	22,124

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Home Equity Asset Trust, 5.250%, due 09/27/2035 (a)(b)(h)	154,152	$30,090
Home Equity Asset Trust, 5.500%, due 08/27/2035 (a)(b)(h)	36,174	11,977
Home Equity Asset Trust, 6.500%, due 02/27/2036 (a)(b)(h)	57,977	18,431
HSI Asset Securitization Corp. Trust, 7.130%, due 01/25/2036	436,000	211,629
Indymac Manufactured Housing, 6.640%, due 12/25/2027	198,298	193,259
JP Morgan Mortgage Acquisition, 8.130%, due 06/25/2035 (b)	125,000	81,299
JP Morgan Mortgage Acquisition, 8.130%, due 07/25/2035 (b)	250,000	146,580
Sharps Sp. I LLC, 5.000%, due 05/25/2035 (a)(b)(h)	80,367	4,710
Soundview Home Equity Loan, 5.500%, due 11/25/2033 (a)(b)	28,791	28,434
Structured Adjustable Rate Mortgage, 4.750%, due 04/27/2035 (a)(b)(h)	129	36
Structured Asset Investment Loan Trust, 7.630%, due 04/25/2035 (b)	370,000	336,164
Structured Asset Investment Loan Trust, 7.630%, due 07/25/2035	250,000	97,364
Structured Asset Investment Loan Trust, 7.630%, due 09/25/2035 (b)	150,000	75,314
Structured Asset Securities Corp., 7.630%, due 07/25/2035 (b)	250,000	166,608

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,115,588)		2,096,706

FOREIGN GOVERNMENT NOTE/BONDS - 0.26%+

Republic of Turkey, 6.750%, due 04/03/2018	150,000	149,066

TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $148,890)		149,066

MORTGAGE BACKED SECURITIES - 31.79%+

Fannie Mae Strip, 4.500%, due 10/01/2033	280,038	67,570
Fannie Mae Strip, 5.000%, due 01/01/2035	139,747	36,454
Fannie Mae Strip, 5.000%, due 02/01/2035	499,779	124,363
Fannie Mae Strip, 5.000%, due 03/01/2035	3,797,642	988,811
Fannie Mae Strip, 5.000%, due 04/01/2036	1,373,084	372,878
Fannie Mae Strip, 5.000%, due 07/01/2033	1,092,712	277,266
Fannie Mae Strip, 5.000%, due 08/01/2034	660,208	174,111
Fannie Mae Strip, 5.000%, due 08/01/2035	15,860,793	4,176,347
Fannie Mae Strip, 5.500%, due 12/01/2033	940,980	240,928
Fannie Mae Strip, 5.500%, due 12/01/2034	7,230,439	1,860,395
Fannie Mae Strip, 6.000%, due 03/01/2033	1,277,174	326,815
Fannie Mae Strip, 6.000%, due 12/01/2034	144,704	35,115
Federal Home Loan Mortgage Corp., 5.000%, due 04/15/2020	141,194	26,817
Federal Home Loan Mortgage Corp., 5.000%, due 12/01/2034	889,377	233,415
First Franklin Mortgage, 7.130%, due 04/25/2036 (b)	300,000	70,533
First Franklin Mortgage, 7.630%, due 12/25/2036 (a)(b)	150,000	48,105
Freddie Mac Strip, 5.000%, due 02/15/2020	198,003	37,041
Freddie Mac Strip, 5.000%, due 02/15/2020	131,047	23,984
Freddie Mac Strip, 5.000%, due 08/01/2035	33,312,053	8,771,403
Lehman XS Trust, 6.880%, due 11/25/2035	150,000	119,695
Lehman XS Trust, 7.130%, due 06/25/2046	190,000	140,756

TOTAL MORTGAGE BACKED SECURITIES (Cost $16,968,905)		18,152,802

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 4.04%+

U.S. Treasury Note, 2.375%, due 04/15/2011	2,292,159	$2,307,021

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,289,872)		2,307,021

SHORT TERM INVESTMENTS - 1.30%+

Fannie Mae Discount Note, 0.000%, due 11/02/2007	100,000	99,546
Fannie Mae Discount Note, 0.000%, due 03/12/2008	425,000	416,571
Freddie Mac Discount Note, 0.000%, due 11/09/2007	225,000	223,770

TOTAL SHORT TERM INVESTMENTS (Cost $739,445)		739,887

PURCHASED OPTIONS - 0.08%+
Eurodollar 90 Day Futures Contract
Expiration: June, 2008, Exercise Price: $95.000	24	42,450

TOTAL PURCHASED OPTIONS (Cost $9,660)		42,450

REPURCHASE AGREEMENTS - 35.72%+
The Bear Stearns Companies, Inc.,
3.950%, dated 9/28/2007, due 10/01/2007,
repurchase price $20,404,177 (g)^	$20,397,463	20,397,463

TOTAL REPURCHASE AGREEMENTS (Cost $20,397,463)		20,397,463

Total Investments (Cost $56,419,827) - 93.52%+		53,400,437
Other Assets in Excess of Liabilities - 6.48%+		3,699,221
TOTAL NET ASSETS - 100.00%+		$57,099,658

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Options Written
September 30, 2007 (Unaudited)

	Contracts	Value

CALL OPTIONS

Eurodollar 90 Day Futures Contract
Expiration: June, 2008, Exercise Price: $95.50	24	$23,700

TOTAL CALL OPTIONS (Premiums received $3,540)		23,700

Total Options Written (Premiums received $3,540)		$23,700

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Forward Contracts
September 30, 2007 (Unaudited)
		Unrealized
	Shares or	Appreciation/
LONG FORWARD FOREIGN CURRENCY CONTRACTS	Notional Amount	(Depreciation)

Norwegian Kroner Forward Contract
(Underlying Face Amount at Market Value $381,913)	2,084,750	$4,863

TOTAL LONG FORWARD FOREIGN CURRENCY CONTRACTS		4,863

		Unrealized
	Shares or	Appreciation/
SHORT FORWARD FOREIGN CURRENCY CONTRACTS	Notional Amount	(Depreciation)

Swedish Krona Forward Contract
(Underlying Face Amount at Market Value $382,333)	2,490,860	(4,773)

TOTAL SHORT FORWARD FOREIGN CURRENCY CONTRACTS		(4,773)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS		$90

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Futures Contracts
September 30, 2007 (Unaudited)
		Unrealized
		Appreciation/
FUTURES CONTRACTS PURCHASED	Contracts	(Depreciation)

Eurodollar 90 Day Futures Contract, Expiring December 2007
(Underlying Face Amount at Market Value $10,942,825)	46	$5,523
Eurodollar 90 Day Futures Contract, Expiring March 2008
(Underlying Face Amount at Market Value $12,889,800)	54	30,000
Eurodollar 90 Day Futures Contract, Expiring June 2008
(Underlying Face Amount at Market Value $23,667,188)	99	147,624
Eurodollar 90 Day Futures Contract, Expiring September 2008
(Underlying Face Amount at Market Value $17,941,875)	75	108,771
Eurodollar 90 Day Futures Contract, Expiring December 2008
(Underlying Face Amount at Market Value $956,850)	4	1,190
Eurodollar 90 Day Futures Contract, Expiring March 2009
(Underlying Face Amount at Market Value $12,429,950)	52	66,632
Eurodollar 90 Day Futures Contract, Expiring June 2009
(Underlying Face Amount at Market Value $23,397,500)	98	76,203
Eurodollar 90 Day Futures Contract, Expiring September 2009
(Underlying Face Amount at Market Value $21,463,845)	90	55,839
Eurodollar 90 Day Futures Contract, Expiring December 2009
(Underlying Face Amount at Market Value $5,003,250)	21	7,308
Eurodollar 90 Day Futures Contract, Expiring March 2010
(Underlying Face Amount at Market Value $4,761,250)	20	5,498
Eurodollar 90 Day Futures Contract, Expiring September 2010
(Underlying Face Amount at Market Value $6,180,525)	26	6,257
Eurodollar 90 Day Futures Contract, Expiring December 2010
(Underlying Face Amount at Market Value $6,175,325)	26	3,817
Eurodollar 90 Day Futures Contract, Expiring March 2011
(Underlying Face Amount at Market Value $3,560,438)	15	2,612
Eurodollar 90 Day Futures Contract, Expiring June 2011
(Underlying Face Amount at Market Value $2,846,400)	12	1,945
Eurodollar 90 Day Futures Contract, Expiring September 2011
(Underlying Face Amount at Market Value $948,150)	4	927
Eurodollar 90 Day Futures Contract, Expiring December 2011
(Underlying Face Amount at Market Value $236,888)	1	48
Eurodollar 90 Day Futures Contract, Expiring March 2012
(Underlying Face Amount at Market Value $236,775)	1	48
Eurodollar 90 Day Futures Contract, Expiring June 2012
(Underlying Face Amount at Market Value $236,638)	1	47
Eurodollar 90 Day Futures Contract, Expiring September 2012
(Underlying Face Amount at Market Value $236,500)	1	35
Houston HDD 10 Year Swap Future, Expiring December 2007
(Underlying Face Amount at Market Value $1,909,969)	9	4,658
U.S. Treasury 10-Year Note Futures Contract, Expiring December 2007
(Underlying Face Amount at Market Value $72,672,031)	333	525,212

TOTAL FUTURE CONTRACTS PURCHASED		$1,050,194

		Unrealized
		Appreciation/
SHORT FUTURES CONTRACTS	Contracts	(Depreciation)

Eurodollar 90 Day Futures Contract, Expiring June 10
(Underlying Face Amount at Market Value $6,422,963)	27	$(7,837)
U.S. Treasury Bond Futures Contract, Expiring December 2007
(Underlying Face Amount at Market Value $445,375)	4	3,146
U.S. Treasury 2-Year Note Futures Contract, Expiring December 2007
(Underlying Face Amount at Market Value $60,871,783)	294	(312,440)
U.S. Treasury 5-Year Note Futures Contract, Expiring December 2007
(Underlying Face Amount at Market Value $31,467,188)	147	(166,796)

TOTAL SHORT FUTURE CONTRACTS		(483,927)

TOTAL FUTURE CONTRACTS		$566,267

Underlying Funds Trust
Fixed Income Arbitrage-1 Portfolio
Schedule of Swap Contracts
September 30, 2007 (Unaudited)
	Shares or	Unrealized
	Notional	Appreciation/
	Amount	(Depreciation)

Argen Credit Default Swap
(Underlying Face Amount at Market Value $1,032,809)	1,000,000	$32,809
Bear Stearns Credit Default Swap
(Underlying Face Amount at Market Value $23,082,081)	28,100,000	(4,840,966)
Bear Stearns Credit Default Swap
(Underlying Face Amount at Market Value $39,419,587)	(47,650,000)	7,348,413
Bear Stearns Interest Rate Swap
(Underlying Face Amount at Market Value $9,790,340)	10,000,000	143,465
CDX Credit Default Swap
(Underlying Face Amount at Market Value $1,013,125)	(1,000,000)	(23,125)
Dow Jones Credit Default Swap
(Underlying Face Amount at Market Value $15,247,5007)	14,250,000	792,656
Ford Motor Credit Company Credit Default Swap
(Underlying Face Amount at Market Value $1,000,420)	1,000,000	420
Goldman Credit Default Swap
(Underlying Face Amount at Market Value $54,735,341)	56,400,000	(1,100,722)
Goldman Credit Default Swap
(Underlying Face Amount at Market Value $43,684,870)	(50,804,912)	4,858,339
Goldman Interest Rate Swap
(Underlying Face Amount at Market Value $13,077,885)	13,000,000	77,885
Lehman Credit Default Swap
(Underlying Face Amount at Market Value $21,653,125)	22,900,000	(538,002)
Lehman Credit Default Swap
(Underlying Face Amount at Market Value $13,883,563)	(14,800,000)	626,437
Louisana Pacific Corp. Credit Default Swap
(Underlying Face Amount at Market Value $1,010,742)	(1,000,000)	(10,742)
Mexican Credit Default Swap
(Underlying Face Amount at Market Value $1,011,716)	1,000,000	11,716
Nordstrom, Inc. Credit Default Swap
(Underlying Face Amount at Market Value $1,012,163)	(1,000,000)	(12,163)
Panama Credit Default Swap
(Underlying Face Amount at Market Value $1,018,503)	(1,000,000)	(18,503)
Philip Credit Default Swap
(Underlying Face Amount at Market Value $1,053,303)	(1,000,000)	(53,303)

TOTAL SWAP CONTRACTS		$7,294,614

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 6.67%+

Diversified Telecommunication Services - 1.50%+
Chunghwa Telecom. Company Ltd. ADR	20,600	$380,688
Telecomunicacoes de Sao Paulo ADR	15,000	486,750
		867,438
Electric Utilities - 2.20%+
AES Tiete S.A. ADR	5,000	518,641
CIA Energetica de Minas Gerais	15,000	319,950
CPFL Energia S.A. ADR	7,500	436,725
		1,275,316
Paper & Forest Products - 1.23%+
Votorantim Celulose e Papel S.A. ADR	25,000	715,500

Primary Metal Manufacturing - 0.84%+
Usinas Siderurgicas de Minas ADR	7,000	486,995

Utilities - 0.90%+
Tractebel Energia S.A. ADR	8,500	520,625

TOTAL COMMON STOCKS (Cost $3,413,881)		3,865,874

PREFERRED STOCKS - 2.10%+

Metals & Mining - 0.98%+
Companhia Vale Do Rio Doce ADR	20,000	569,000

Oil, Gas & Consumable Fuels - 1.12%+
Petroleo Brasileiro S.A. ADR	10,000	647,000

TOTAL PREFERRED STOCKS (Cost $889,550)		1,216,000

CORPORATE BONDS - 49.91%+

Broadcasting - 0.83%+
Groupo Televisa S.A., 8.490%, due 05/11/2037	5,400,000	483,415

Building - 1.54%+
Desarrollos Metropolitan, 10.875%, due 05/09/2017 (b)(e)	1,000,000	893,720

Coal & Consumable Fuels - 0.91%+
Adaro Finance BV, 8.500%, due 12/08/2010	500,000	525,704

Commercial Banks - 12.39%+
African Development Bank, 10.000%, due 05/22/2009 (h)	4,622,500,000	478,820
Banco ABN Amro Real S.A., 16.200%, due 02/22/2010	800,000	476,792
Banco Brades, 14.800%, due 01/04/2010	700,000	408,769
Banco Brades, 17.500%, due 12/10/2007	700,000	383,797
Banco Credito Del Peru, 6.950%, due 11/07/2021 (e)	500,000	476,250
Banco Santander Rio S.A., 11.375%, due 05/03/2010	1,500,000	421,338
Bancolombia S.A., 6.875%, due 05/25/2017	750,000	729,375
Bankboston Banco, 17.200%, due 07/01/2008	1,100,000	623,141

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

HSBC Bank Plc, 10.000%, due 05/29/2012 (h)	900,000	$1,257,682
Kazkommertsbank, 8.500%, due 06/13/2017 (e)	500,000	454,575
Royal Bank of Scotland, 1.000%, due 07/27/2010 (h)	1,500,000	1,466,250
		7,176,789
Consumer Electronics - 0.91%+
Profilo Telra, 10.750%, due 12/07/2011	500,000	527,599

Diversified Financial Services - 0.81%+
TNK-BP Finance S.A., 6.625%, due 03/20/2017	500,000	468,150

Electric, Gas And Sanitary Services - 0.43%+
National Power Corp., 6.875%, due 11/02/2016 (b)	250,000	247,500

Electric Utilities - 1.70%+
Abu Dhabi National Energy Co., 6.500%, due 10/27/2036 (b)	500,000	494,944
AES Panama S.A., 6.350%, due 12/21/2016	500,000	487,407
		982,351
Finance/Banks - 2.66%+
GOL Finance, 7.500%, due 04/03/2017	500,000	468,875
Morgan Stanley, 1.900%, due 05/03/2017 (h)	2,000,000	1,070,813
		1,539,688
Food Products - 1.70%+
Sadia Overseas Ltd., 6.875%, due 05/24/2017	1,000,000	987,500

Food, Beverage & Tobacco - 0.48%+
Cerveceria Nacio Cnd, 16.000%, due 03/27/2012 (h)	250,000	276,250

Leisure Facilites - 0.87%+
Cap Cana S.A., 9.625%, due 11/03/2013	500,000	505,000

Marine - 0.86%+
Dubai Ports World, 6.850%, due 07/02/2037	500,000	497,890

Mining - 3.37%+
Bemax Resources NL, 9.375%, due 07/15/2014 (e)(h)	500,000	497,475
Citic Resources Holdings Ltd., 6.750%, due 05/15/2014 (b)	1,000,000	971,200
Kazakhgold Group Ltd., 9.375%, due 11/06/2013 (e)	500,000	486,250
		1,954,925
Oil & Gas Exploration & Production - 1.74%+
Gaz Capital Gazprom, 6.510%, due 03/07/2022	500,000	497,000
Xinao Gas Holdings, 7.375%, due 08/05/2012	500,000	509,614
		1,006,614
Primary Metal Manufacturing - 1.42%+
Altos Hornos de Mexico S.A., 11.375%, due 04/30/2002	1,200,000	822,000

Real Estate - 3.25%+
China Properties Group, 9.125%, due 05/04/2014 (e)	500,000	444,220
Inversiones y Representa, 8.500%, due 02/02/2017 (b)(e)	500,000	441,250
Teorema Holding Ltd., 11.000%, due 10/27/2009 (e)(h)	1,000,000	1,000,000
		1,885,470
Shipping - 0.89%+
Marfrig Overseaas, 9.625%, due 11/16/2016	500,000	518,075

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Special Purpose Entity - 9.14%+
Orient Express Finance, 9.875%, due 07/03/2009 (h)	13,000,000	$509,890
Ranhill Labuan Ltd., 12.500%, due 10/26/2011 (h)	1,500,000	1,484,498
Salta Hydrocarbon Royal, 11.550%, due 12/28/2012 (h)	411,539	425,943
Tam Capital, Inc., 7.375%, due 04/25/2017	1,000,000	911,500
Tarlot Holding Renaissance, 11.500%, due 05/16/2008 (h)	1,000,000	972,500
Telecom Personal, 9.250%, due 12/22/2010	500,000	509,250
Transcredit Finance, 7.000%, due 05/16/2010	500,000	481,730
		5,295,311
Telecommunications - 1.38%+
Tricom S.A., 11.375%, due 09/01/2004 (e)	1,300,000	799,500

Transportation Services - 2.63%+
TGI International, 9.500%, due 10/03/2017 (e)	1,000,000	1,017,420
Vale Overseas Ltd., 6.250%, due 01/23/2017	500,000	505,600
		1,523,020

TOTAL CORPORATE BONDS (Cost $29,325,470)		28,916,471

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.36%+

Alto Palermo S.A., 11.000%, due 06/11/2012 (b)(h)	500,000	443,750
Gazprom International S.A., 7.201%, due 02/01/2020	906,404	923,400

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,432,029)		1,367,150

FOREIGN GOVERNMENT NOTE/BONDS - 7.31%+

Arab Republic of Egypt, 8.750%, due 07/18/2012	2,000,000	360,644
Government of Aruba, 6.550%, due 11/28/2018 (h)	400,000	392,000
Islamic Republic of Pakistan, 6.875%, due 06/01/2017	500,000	432,500
Republic of Colombia, 8.125%, due 05/21/2024	1,000,000	1,165,000
Republic of Indonesia, 6.625%, due 02/17/2037	500,000	481,632
Trinidad & Tobago, 5.875%, due 05/17/2027 (h)	750,000	714,750
Turkey Government, 0.000%, due 11/26/2008	1,000,000	689,727

TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $4,124,368)		4,236,253

PURCHASED OPTIONS - 0.02%+

American Security Resource Corp.
Expiration: February, 2008, Exercise Price: $3.000	50,000	9,570

TOTAL PURCHASED OPTIONS (Cost $50,000)		9,570

SHORT TERM INVESTMENTS - 4.42%+

Standard Bank Float 11.00%, 3.409%,due 09/15/2011 (e)(h)	500,000	490,000
Standard Bank Plc, 12.000%, due 03/09/2009 (h)	523,030	509,850
Standard Bank Plc, 16.000%, due 07/27/2009 (h)	500,000	511,500
Standard Bank Plc, 0.000%, due 04/11/2008 (h)	1,000,000	1,050,800

TOTAL SHORT TERM INVESTMENTS (Cost $2,523,030)		2,562,150

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

REPURCHASE AGREEMENTS - 25.51%+
The Bear Stearns Companies, Inc.,
3.950%, dated 9/28/2007, due 10/1/2007,
repurchase price $14,786,244 (g)^	$14,781,378	14,781,378

TOTAL REPURCHASE AGREEMENTS (Cost $14,781,378)		14,781,378

Total Investments (Cost $56,539,706) - 98.31%+		56,954,846
Other Assets in Excess of Liabilities - 1.69%+		982,088
TOTAL NET ASSETS - 100.00%+		$57,936,934

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

U.S.TREASURY OBLIGATIONS

U.S. Treasury Bond, 4.500%, due 02/15/2036	936,000	$887,372

TOTAL U.S. TREASURY OBLIGATIONS (Proceeds $857,140)		887,372

FOREIGN CURRENCY CONTRACTS

South African Rand (c)	19,042	2,764

TOTAL FOREIGN CURRENCY CONTRACTS (Proceeds $2,707)		2,764

Total Securities Sold Short (Proceeds $859,847)		$890,136

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Forward Foreign Currency Contracts
September 30, 2007 (Unaudited)
	Shares or	Unrealized
	Notional	Appreciation/
LONG FORWARD FOREIGN CURRENCY CONTRACTS	Amount	(Depreciation)

Colombian Peso Forward Contract
(Underlying Face Amount at Market Value $969,850)	1,964,500,000	$(6,542)

TOTAL LONG FORWARD FOREIGN CURRENCY CONTRACTS		$(6,542)

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 92.99%+

Auto Components - 3.34%+
Aftermarket Technology Corp. (a) ^	25,100	$796,674
Noble International Ltd. ^	22,900	487,541
		1,284,215
Biotechnology - 4.73%+
Amgen, Inc. (a) ^	22,800	1,289,796
Halozyme Therapeutics, Inc. (a) ^	20,000	173,800
Spectrum Pharmaceuticals, Inc. (a) ^	83,608	352,826
		1,816,422
Chemicals - 0.29%+
Arabian American Development Co. (a) ^	18,000	110,700

Commercial Services & Supplies - 8.59%+
Administaff, Inc. ^	41,800	1,517,340
American Ecology Corp. ^	58,000	1,229,020
Teamstaff, Inc. (a)	691,770	553,416
		3,299,776
Communications Equipment - 2.31%+
Tellabs, Inc. (a)	60,400	575,008
Wavecom S.A. ADR (a)	12,700	311,150
		886,158
Construction & Engineering - 3.17%+
MasTec, Inc. (a)	86,600	1,218,462

Containers & Packaging - 1.31%+
Bway Holding Company (a)	45,227	504,281

Electrical Equipment - 2.50%+
Harbin Electric, Inc. (a)	58,871	956,654

Electronic Equipment & Instruments - 4.00%+
Electronic Control Security, Inc. (a)	1,335,934	1,242,419
ICOP Digital, Inc. (a)	45,000	293,850
		1,536,269
Energy Equipment & Services - 5.45%+
Dresser-Rand Group, Inc. (a)	23,000	982,330
Tetra Technologies, Inc. (a)	52,600	1,111,964
		2,094,294
Food & Staples Retailing - 4.10%+
Wal-Mart Stores, Inc.	36,100	1,575,765

Food Products - 6.53%+
ConAgra Foods, Inc.	51,000	1,332,630
Unilever NV ADR	38,100	1,175,385
		2,508,015
Gas Utilities - 0.37%+
Transportadora de Gas del Sur S.A. ADR (a)	20,730	141,586

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Health Care Providers & Services - 1.43%+
Inventiv Health, Inc. (a)	100	$4,382
Radnet, Inc. (a)	57,488	503,595
United American Healthcare Corp. (a)	10,378	40,578
		548,555
Health Care Technology - 1.35%+
SXC Health Solutions Corp. (a)(c)	32,480	520,330

Industrial Conglomerates - 3.81%+
General Electric Co.	35,400	1,465,560

Insurance - 3.85%+
Covanta Holdings Corp. (a)	60,400	1,480,404

Internet & Catalog Retail - 0.88%+
Hollywood Media Corp. (a)	95,657	337,669

Internet Software & Services - 2.07%+
Incredimail Ltd. (a)(c)	89,446	795,175

IT Services - 3.69%
SYKES Enterprises, Inc. (a)	85,300	1,416,833

Leisure Equipment & Products - 0.02%+
Steinway Musical Instruments	200	5,924

Life Sciences Tools & Services - 1.04%+
Innovive Pharmaceuticals Inc. (a)	182,500	401,500

Machinery - 1.41%+
Spire Corp. (a)	39,091	542,583

Metals & Mining - 2.68%+
AK Steel Holding Corp. (a)	5,000	219,750
Newmont Mining Corp.	9,100	407,043
White Mountain Titanium Corp. (a)	800,000	404,000
		1,030,793
Multiline Retail - 3.66%+
Fred's Inc.	79,300	835,029
Target Corp.	9,000	572,130
		1,407,159
Oil, Gas & Consumable Fuels - 5.74%+
H2diesel Holdings, Inc. (a)	15,000	95,250
Houston American Energy Corp. (a)	30,000	129,300
Murphy Oil Corp.	18,400	1,285,976
YPF Sociedad Anonima ADR	17,898	694,263
		2,204,789
Personal Products - 0.57%+
Nutracea (a)	142,845	219,981

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Pharmaceuticals - 4.68%+
Abbott Laboratories	26,700	$1,431,654
Access Pharmaceuticals, Inc. (a)	82,736	368,175
		1,799,829
Real Estate - 0.09%+
iStar Financial, Inc.	1,000	33,990

Semiconductor & Semiconductor Equipment - 0.03%+
Qimonda AG ADR (a)	1,000	11,300

Software - 5.13%+
Amdocs Ltd. (a)(c)	31,200	1,160,328
Omtool Ltd. (a)	62,529	131,311
Spare Backup, Inc. (a)	1,135,500	681,300
		1,972,939
Specialty Retail - 0.80%+
Jennifer Convertibles, Inc. (a)	71,755	308,546

Textiles, Apparel & Luxury Goods - 3.37%+
Hanesbrands, Inc. (a)	46,200	1,296,372

TOTAL COMMON STOCKS (Cost $35,295,422)		35,732,828

PURCHASED OPTIONS - 0.48%+

Amgen, Inc.
Expiration: January, 2009, Exercise Price: $55.000	114	54,435
Amgen, Inc.
Expiration: January, 2008, Exercise Price: $57.500	114	37,050
Caterpillar, Inc.
Expiration: October, 2007, Exercise Price: $80.000	94	14,100
Fed Ex Corp.
Expiration: October, 2007, Exercise Price: $115.000	75	1,125
Harley Davidson
Expiration: October, 2007, Exercise Price: $50.000	95	2,565
iShares Russell 2000 Index Fund
Expiration: October, 2007, Exercise Price: $82.000	82	21,484
iShares Russell 2000 Index Fund
Expiration: October, 2007, Exercise Price: $81.000	60	12,180
iShares Russell 2000 Index Fund
Expiration: October, 2007, Exercise Price: $80.000	70	11,270
Masco Corp.
Expiration: January, 2008, Exercise Price: $30.000	54	1,485
Masco Corp.
Expiration: October, 2007, Exercise Price: $30.000	101	758
Newmont Mining Corp.
Expiration: January, 2008, Exercise Price: $42.500	91	16,835
Royal Caribbean Cruises
Expiration: October, 2007, Exercise Price: $40.000	70	6,300
United Parcel Service
Expiration: October, 2007, Exercise Price: $80.000	71	710

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

United Parcel Service
Expiration: October, 2007, Exercise Price: $75.000	23	$2,990

TOTAL PURCHASED OPTIONS (Cost $272,829)		183,287

REPURCHASE AGREEMENTS - 11.36%+
The Bear Stearns Companies, Inc.,
3.950%, dated 9/28/2007, due 10/01/2007,
repurchase price $4,365,874 (g)^	$4,364,438	4,364,438

TOTAL REPURCHASE AGREEMENTS (Cost $4,364,438)		4,364,438

Total Investments (Cost $39,932,689) - 104.83%+		40,280,553
Liabilities in Excell of Other Assets - (4.83%)+		(1,856,033)
TOTAL NET ASSETS - 100.00%+		$38,424,520

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCK

Bankunited Financial Corp.	10,000	$155,400
FedEx Corp.	7,500	785,625
FirstFed Financial Corp.	500	24,775
Harley-Davidson, Inc.	9,500	438,995
iStar Financial, Inc.	9,000	305,910
Masco Corp.	10,800	250,236
MGIC Investment Corp.	7,000	226,170
Royal Caribbean Cruises Ltd. (c)	7,000	273,210
United Parcel Service, Inc.	9,400	705,940

TOTAL COMMON STOCK (Proceeds $3,521,509)		3,166,261

EXCHANGE TRADED FUNDS

AMEX Financial Select SPDR	16,000	549,120
iShares Dow Jones U.S. Real Estate	9,400	718,818
iShares Russell 2000 Growth	9,300	791,802
iShares Russell Midcap Index	7,800	843,882
iShares Trust - Russel 2000	28,000	2,241,120
SPDR Trust Series 1	8,000	1,220,640
Utilities Select Sector SPDR	4,600	183,080

TOTAL EXCHANGE TRADED FUNDS (Proceeds $6,466,670)		6,548,462

Total Securities Sold Short (Proceeds $9,988,179)		$9,714,723

Underlying Funds Trust
Long/Short Equity―Deep Discount Value-1 Portfolio
Schedule of Options Written
September 30, 2007 (Unaudited)

	Contracts	Value

CALL OPTIONS

A K Steel Holding Corp.
Expiration: October, 2007, Exercise Price: $37.50	50	$34,000
AMGEN, Inc.
Expiration: January, 2009, Exercise Price: $70.00	228	67,260
Newmont Mining Corp.
Expiration: January, 2009, Exercise Price: $60.00	91	20,930

TOTAL CALL OPTIONS (Premiums received $114,872)		122,190

Total Options Written (Premiums received $114,872)		$122,190

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 95.82%

Aerospace & Defense - 1.48%+
Triumph Group, Inc. ^	8,230	$672,473

Beverages - 2.23%+
Pepsi Bottling Group, Inc. ^	13,290	493,989
PepsiCo, Inc. ^	7,080	518,681
		1,012,670
Biotechnology - 1.00%+
Martek Biosciences Corp. (a)^	15,630	453,739

Capital Markets - 3.60%+
Bank of New York Mellon Corp.^	14,160	625,022
The Charles Schwab Corp. ^	19,620	423,792
Franklin Resources, Inc. ^	4,610	587,775
		1,636,589
Chemicals - 1.63%+
Albemarle Corp. ^	16,810	743,002

Commercial Banks - 2.64%+
Bank of America Corp. ^	15,380	773,153
PNC Financial Services Group ^	6,280	427,668
		1,200,821
Commercial Services & Supplies - 4.54%+
R.R. Donnelley & Sons Co. ^	17,200	628,832
Sotheby's Holdings ^	13,070	624,616
Watson Wyatt & Co. Holdings ^	18,030	810,268
		2,063,716
Communications Equipment - 1.67%+
Harris Corp. ^	13,120	758,205

Computers & Peripherals - 3.01%+
Hewlett-Packard Co. ^	15,940	793,652
International Business Machines Corp. ^	4,862	572,744
		1,366,396
Construction & Engineering - 0.98%+
URS Corp. (a)^	7,935	447,931

Containers & Packaging - 4.05%+
Aptargroup, Inc. ^	18,000	681,660
Ball Corp. ^	8,890	477,837
Packaging Corp. of America ^	23,410	680,529
		1,840,026
Diversified Telecommunication Services - 1.98%+
AT&T, Inc. ^	21,300	901,203

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Electrical Equipment - 4.61%+
Ametek, Inc. ^	16,950	$732,579
Emerson Electric Co. ^	13,990	744,548
Woodward Governor Co. ^	9,910	618,384
		2,095,511
Electronic Equipment & Instruments - 0.82%+
Tech Data Corp. (a)^	9,350	375,122

Food & Staples Retailing - 1.68%+
Safeway, Inc. ^	23,130	765,834

Food Products - 3.46%+
Archer-Daniels-Midland Co. ^	14,690	485,945
Hain Celestial Group, Inc. (a)^	22,220	713,929
HJ Heinz Co. ^	8,060	372,372
		1,572,246
Health Care Equipment & Supplies - 3.55%+
Arthrocare Corp. (a)^	8,160	456,062
Becton, Dickinson & Co. ^	9,107	747,229
Cooper Companies, Inc. ^	7,880	413,070
		1,616,361
Health Care Providers & Services - 3.74%+
Laboratory Corp. of America Holdings (a)^	5,200	406,796
Psychiatric Solutions, Inc. (a)^	17,270	678,365
Wellpoint, Inc. (a)^	7,780	613,998
		1,699,159
Hotels Restaurants & Leisure - 2.93%+
Jack in the Box, Inc. (a)^	5,650	366,346
Starbucks Corp. (a)^	14,890	390,118
Vail Resorts, Inc. (a)^	9,240	575,560
		1,332,024
Household Durables - 4.08%+
American Greetings ^	17,090	451,176
Garmin Ltd. (c)^	6,630	791,622
Snap-On, Inc. ^	12,310	609,837
		1,852,635
Household Products - 2.77%+
Colgate-Palmolive Co. ^	9,760	696,083
Kimberly-Clark Corp. ^	7,990	561,378
		1,257,461
Insurance - 2.42%+
Hartford Financial Services Group, Inc. ^	7,810	722,815
W.R. Berkley Corp. ^	12,700	376,301
		1,099,116
Internet & Catalog Retail - 2.48%+
Insight Enterprises, Inc. (a)^	10,080	260,165
Priceline.com, Inc. (a)^	9,800	869,750
		1,129,915

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

IT Services - 1.64%+
Paychex, Inc. ^	10,610	$435,010
SYKES Enterprises, Inc. (a)^	18,770	311,770
		746,780
Life Science Tools & Services - 1.42%+
Thermo Electron Corp. (a)^	11,200	646,464

Machinery - 4.55%+
Astec Industries, Inc. (a)^	11,890	683,081
Gardner Denver, Inc. (a)^	9,450	368,550
IDEX Corp. ^	6,560	238,718
Parker Hannifin Corp. ^	6,940	776,100
		2,066,449
Marine - 1.29%+
Diana Shipping, Inc.(c)^	20,550	585,675

Media - 1.35%+
Grupo Televisa S.A. de CV ADR ^	25,460	615,368

Medical Devices - 2.00%+
Intuitive Surgical, Inc. (a)^	3,945	907,350

Multiline Retail - 4.30%+
Big Lots, Inc. (a)^	16,580	494,747
JC Penney Co., Inc. ^	8,440	534,843
Saks, Inc. ^	27,280	467,852
Target Corp. ^	7,190	457,068
		1,954,510
Pharmaceuticals - 2.96%+
Johnson & Johnson ^	10,570	694,449
Sciele Pharmaceuticals, Inc. (a)^	24,940	648,939
		1,343,388
Real Estate - 0.49%+
FelCor Lodging Trust, Inc. ^	11,090	221,024

Road & Rail - 0.77%+
Burlington Northern Santa Fe Corp. ^	4,290	348,219

Semiconductor & Semiconductor Equipment - 1.70%+
MEMC Electronic Materials, Inc. (a)^	5,910	347,863
Texas Instruments, Inc. ^	11,600	424,444
		772,307
Software - 4.10%+
Autodesk, Inc. (a)^	6,070	303,318
Business Objects S.A. ADR (a)^	19,910	893,362
Oracle Corp. (a)^	30,940	669,851
		1,866,531

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Specialty Retail - 4.07%+
Gamestop Corp. (a)^	12,920	$728,042
Guess, Inc. ^	12,100	593,263
Men's Wearhouse, Inc. ^	10,460	528,439
		1,849,744
Textiles, Apparel & Luxury Goods - 2.36%+
Nike, Inc. ^	8,020	470,453
Phillips-Van Heusen ^	11,490	602,995
		1,073,448
Wireless Telecommunication Services - 1.47%+
America Movil S.A. de CV ADR	10,430	667,520

TOTAL COMMON STOCKS (Cost $34,684,575)		43,556,932

REPURCHASE AGREEMENTS - 1.55%+
The Bear Stearns Companies, Inc.,
3.950%, dated 9/28/2007, due 10/01/2007,
repurchase price $702,259 (g)^	$702,028	702,028

TOTAL REPURCHASE AGREEMENTS (Cost $702,028)		702,028

Total Investments (Cost $35,386,603) - 97.37%+		44,258,960
Other Assets in Excess of Liabilities - 2.63%+		1,196,729
TOTAL NET ASSETS - 100.00%+		$45,455,689

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCK

99 Cents Only Stores	38,720	$397,654
Adtran, Inc.	23,300	536,599
Advanced Medical Optics, Inc.	14,650	448,144
Alcatel-Lucent S.A. ADR	43,290	440,692
American Commercial Lines	13,010	308,727
Ameristar Casinos, Inc.	20,480	575,488
Analog Devices, Inc.	12,140	438,983
Anheuser-Busch Companies, Inc.	11,440	571,886
Autozone, Inc.	2,690	312,417
The Bear Stearns Companies Inc.	3,680	451,941
Bed Bath & Beyond, Inc.	9,660	329,599
Best Buy Co, Inc.	6,640	305,573
Boston Scientific Corp.	64,259	896,413
Briggs & Stratton Corp.	19,250	484,715
CA, Inc.	35,313	908,250
CACI International, Inc. - Class A	8,580	438,352
Campbell Soup Co.	22,970	849,890
Cardinal Health, Inc.	5,410	338,287
Carlisle Companies, Inc.	13,190	641,034
Carmax, Inc.	17,880	363,500
Carnival Corp. (c)	11,420	553,071
Carpenter Technology	2,840	369,228
Caterpillar, Inc.	7,780	610,185
CBRL Group, Inc.	4,590	187,272
Chico's FAS, Inc.	30,160	423,748
Choice Hotels International, Inc.	6,210	233,931
ChoicePoint, Inc.	15,210	576,763
Cintas Corp.	19,500	723,450
Citi Trends, Inc.	6,765	147,206
Clorox Co.	9,800	597,702
Coach, Inc.	11,160	527,533
Dell, Inc.	25,430	701,868
Electronic Arts, Inc.	7,430	416,006
Exelon Corp.	5,870	442,363
Expeditors International Washington, Inc.	10,390	491,447
Fair Isaac Corp.	6,280	226,771
Fannie Mae	7,330	445,737
Fifth Third Bancorp	15,380	521,074
First American Corp.	12,170	445,665
Fortune Brands, Inc.	2,860	233,061
Harley-Davidson, Inc.	7,290	336,871
Healthways, Inc.	11,830	638,465
Hershey Foods Corp.	12,360	573,628
Hilb Rogal & Hobbs Co.	14,510	628,718
HNI Corp.	7,080	254,880
Illinois Tool Works, Inc.	8,130	484,873
Intel Corp.	13,440	347,558

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Intermec, Inc.	29,410	$768,189
Jack Henry & Associates, Inc.	14,090	364,367
Korn/Ferry International	19,190	316,827
K-Swiss, Inc.	19,674	450,731
Lehman Brothers Holdings, Inc.	7,510	463,592
Lincare Holdings, Inc.	13,850	507,603
Lowe's Companies, Inc.	11,130	311,863
Magellan Health Services, Inc.	4,950	200,871
Medicis Pharmaceutical	10,990	335,305
MKS Instruments, Inc.	9,870	187,727
Molex, Inc.	15,730	423,609
National City Corp.	19,220	482,230
Network Appliance, Inc.	21,021	565,675
Northrop Grumman Corp.	3,070	239,460
Nu Skin Enterprises, Inc.	35,410	572,226
Omnicare, Inc.	17,300	573,149
Parametric Technology Corp.	26,590	463,198
Pharmaceutical Product Development, Inc.	10,500	372,120
Plum Creek Timber Co., Inc.	15,700	702,732
Potash Corp. of Saskatchewan (c)	4,600	486,220
Procter & Gamble Co.	9,100	640,094
Protective Life Corp.	15,450	655,698
Pulte Homes, Inc.	19,606	266,838
Quiksilver, Inc.	37,254	532,732
Resmed, Inc.	10,780	462,139
Rockwell Automation, Inc.	6,590	458,071
Sara Lee Corp.	46,710	779,590
The Scotts Miracle-Gro Co.	13,430	574,133
Sealed Air Corp.	16,810	429,664
Sears Holdings Corp.	4,770	606,744
Sprint Corp.	40,290	765,510
Stryker Corp.	10,780	741,233
Sysco Corp.	16,860	600,047
TCF Financial Corp.	22,391	586,196
Tenneco Automotive, Inc.	12,030	373,050
Transatlantic Holdings, Inc.	3,450	242,639
United Parcel Service, Inc.	9,380	704,438
Urban Outfitters, Inc.	22,780	496,604
Volcom, Inc.	9,140	388,633
Weight Watchers International, Inc.	6,280	361,477
Whole Foods Market, Inc.	11,756	575,574
Worthington Industries	15,950	375,782
Xerium Technologies, Inc.	40,880	220,752
Zebra Technologies Corp.	12,940	472,181

TOTAL COMMON STOCK (Proceeds $45,355,645)		43,274,731

Underlying Funds Trust
Long/Short Equity―Earnings Revision-1 Portfolio
Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

EXCHANGE TRADED FUNDS

iShares Dow Jones U.S. Real Estate	7,360	$562,819

TOTAL EXCHANGE TRADED FUNDS (Proceeds $608,567)		562,819

Total Securities Sold Short (Proceeds $45,964,212)		$43,837,550

Underlying Funds Trust
Long/Short Equity―Global-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 45.49%+

Capital Markets - 1.32%+
COL Capital (c)	610,100	$535,241

Commercial Banks - 6.13%+
Aberdeen Asia Pacific Income Fund	40,300	251,472
Chinatrust Financial Holding (c)	993,000	728,738
Daegu Bank (c)	30,000	555,616
DBS Group Holdings Ltd. (c)	51,000	741,568
Siam City Bank Plc (c)	380,000	196,236
Siam Commercial Bank (c)	6,500	14,982
		2,488,612
Communications - 0.99%+
China Netcom Group Corporation (Hong Kong) Limited	150,000	401,346

Computers & Peripherals - 1.86%+
Lite-On Technology (c)	482,782	754,463

Diversified Financial Services - 3.19%+
Guoco Group (c)	95,000	1,295,368

Electronic Equipment & Instruments - 0.49%+
Varitronix International (c)	253,000	199,175

Health Care Equipment & Supplies - 4.26%+
Golden Meditech Co., Ltd. (c)	3,775,900	1,729,157

Hotels Restaurants & Leisure - 0.01%+
BIL International (c)	2,000	1,737

Household Durables -2.51%+
China Sky Chemical Fibre Co.	700,000	1,017,839

Metals & Mining - 5.31%+
Yanzhou Coal Mining Co. (c)	1,047,000	2,154,917

Oil, Gas & Consumable Fuels - 15.46%+
Baytex Energy Trust (c)	7,000	142,310
Daylight Resources Trust	60,000	470,517
Harvest Energy Trust (c)	20,700	557,865
Nal Oil & Gas Trust	50,150	616,129
PetroChina Co., Ltd. (c)	1,405,000	2,664,021
PrimeWest Energy Trust (c)	1,500	39,615
Provident Energy Trust (c)	13,000	164,970
PTT Public Company (c)	165,000	1,617,506
		6,272,933
Real Estate Management & Development - 0.98%+
LPN Development-NVDR	1,666,400	398,672

Underlying Funds Trust
Long/Short Equity―Global-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Semiconductor & Semiconductor Equipment - 2.98%+
MEMC Electronic Materials Inc. (a)	58	$3,414
United Micro Electronics Corp. (c)	1,698,299	1,207,111
		1,210,525

TOTAL COMMON STOCKS (Cost $15,167,360)		18,459,985

EXCHANGE TRADED FUNDS - 0.02%+

iShares MSCI Taiwan Index Fund	600	10,080

TOTAL EXCHANGE TRADED FUNDS (Cost $259,801)		10,080

WARRANTS - 30.42%+

Citigroup Global Markets Holdings	34,000	1,964,639
Citigroup-CW09 Gtl Ltd. Warrant	481,000	2,912,971
Citigroup-CW10 Rajesh Warrant	266,300	6,233,630
Citigroup-CW10 Srf Limited	338,000	1,231,911

TOTAL WARRANTS (Cost $7,616,357)		12,343,151

REPURCHASE AGREEMENTS - 13.27%+
The Bear Stearns Companies, Inc.,
3.950%, dated 9/28/07, due 10/01/2007,
repurchase price $5,387,455 (g)	$5,385,682	5,385,682

TOTAL REPURCHASE AGREEMENTS (Cost $5,385,682)		5,385,682

Total Investments (Cost $28,429,200) - 89.20%+		36,198,898
Other Assets in Excess of Liabilities - 10.80%+		4,379,840
TOTAL NET ASSETS - 100.00%+		$40,578,738

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 84.78%+

Aerospace & Defense - 5.28%+
AAR Corp. (a) ^	6,200	$188,108
Astronics Corp. (a) ^	7,931	345,554
BE Aerospace, Inc. (a) ^	7,200	299,016
Hexcel Corp. (a) ^	5,300	120,363
Ladish, Inc. (a) ^	5,000	277,400
Precision Castparts Corp.	2,700	399,546
		1,629,987
Airlines - 0.90%+
AMR Corp. (a) ^	12,500	278,625

Auto Components - 0.20%+
Tenneco Automotive, Inc. (a) ^	2,000	62,020

Chemicals - 2.69%+
CF Industries Holdings, Inc. ^	3,600	273,276
Flotek Industries, Inc. (a) ^	3,100	136,865
Innospec, Inc. ^	4,500	102,510
Landec Corp. (a) ^	10,000	154,600
Zoltek Cos, Inc. (a) ^	3,700	161,431
		828,682
Commercial Services & Supplies - 6.09%+
Coinstar, Inc. (a) ^	18,300	588,711
Corrections Corp. of America (a) ^	5,050	132,158
Fuel-Tech NV (a) ^	3,000	66,270
The Geo Group Inc. (a) ^	6,700	198,387
Global Traffic Network, Inc. (a) ^	51,700	387,750
Taleo Corp. (a) ^	9,100	231,231
TeleTech Holdings, Inc. (a) ^	11,500	274,965
		1,879,472
Communications Equipment - 5.70%+
Belden CDT, Inc. ^	1,600	75,056
Cisco Systems, Inc. (a) ^	16,000	529,760
Corning, Inc.	5,000	123,250
Echelon Corp. (a)	8,200	205,082
JDS Uniphase Corp. (a)	11,000	164,560
Motorola, Inc.	20,100	372,453
Network Equipment Technologies, Inc. (a)	11,400	165,300
Sierra Wireless, Inc. (a) (c)	5,800	122,264
		1,757,725
Computer Integrated Systems Design - 1.16%+
Vasco Data Security International, Inc. (a)	10,100	356,631

Computer Programming Services - 0.99%+
Perficient, Inc. (a)	14,000	306,180

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Computers & Peripherals - 6.42%+
Apple Computer, Inc. (a)	5,000	$767,700
InFocus Corp. (a)	140,644	239,095
Iomega Corp. (a)	29,300	153,532
Novatel Wireless, Inc. (a)	5,700	129,105
Stratasys, Inc. (a)	5,700	157,092
Sun Microsystems, Inc. (a)	69,000	387,090
Synaptics, Inc. (a)	3,100	148,056
		1,981,670
Diversified Financial Services - 0.56%+
Intercontinentalexchange, Inc. (a)	1,140	173,166

Diversified Telecommunication Services - 2.07%+
Cbeyond Communications, Inc. (a)	4,300	175,397
Cogent Comm Group, Inc. (a)	2,910	67,919
Level 3 Communications, Inc. (a)	49,400	229,710
Ntelos Holdings Corp. (a)	5,600	164,976
		638,002
Electric Utilities - 1.00%+
Allegheny Energy, Inc. (a)	5,900	308,334

Electrical Equipment - 0.89%+
Acuity Brands, Inc.	1,500	75,720
First Solar, Inc. (a)	1,700	200,158
		275,878
Electronic Equipment & Instruments - 1.10%+
Faro Technologies, Inc. (a)	5,900	260,485
Trimble Navigation Ltd. (a)	2,000	78,420
		338,905
Energy Equipment & Services - 4.05%+
Atwood Oceanics, Inc. (a)	1,100	84,216
Core Laboratories NV (a) (c)	1,500	191,085
Dawson Geophysical Co. (a)	2,100	162,771
Gulfmark Offshore, Inc. (a)	2,900	141,114
Matrix Service Co. (a)	5,000	104,750
National-Oilwell, Inc. (a)	1,600	231,200
OYO Geospace Corp. (a)	1,800	166,878
W-H Energy Services, Inc. (a)	2,300	169,625
		1,251,639
Food Products - 1.49%+
Darling International, Inc. (a)	21,100	208,679
Green Mountain Coffee Roasters, Inc. (a)	7,600	252,244
		460,923
Health Care Equipment & Supplies - 2.54%+
Cynosure, Inc. (a)	4,200	154,980
Inverness Medical Innovations, Inc. (a)	3,400	188,088
NuVasive, Inc. (a)	2,120	76,172
Regeneration Technologies, Inc. (a)	15,700	168,304
Volcano Corporation (a)	12,000	197,280
		784,824

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Health Care Providers & Services - 3.06%+
Bioscrip, Inc. (a)	23,940	$153,695
HMS Holdings Corp. (a)	7,000	172,270
Icon Plc. - ADR (a)	4,600	234,738
WebMD Health Corp. (a)	2,900	151,090
WellCare Health Plans, Inc. (a)	2,200	231,946
		943,739
Health Care Technology - 0.61%+
Omnicell, Inc. (a)	6,600	188,364

Hotels Restaurants & Leisure - 2.25%+
Bally Technologies, Inc. (a)	5,200	184,236
Famous Dave's of America, Inc. (a)	17,002	276,452
Morgans Hotel Group Co. (a)	3,960	86,130
Starbucks Corp. (a)	5,600	146,720
		693,538
Household Durables - 1.43%+
Interface, Inc.	14,400	259,920
Universal Electronics, Inc. (a)	5,600	182,000
		441,920
Industrial Conglomerates - 0.69%+
Textron, Inc.	3,400	211,514

Internet & Catalog Retail - 2.15%+
1-800-FLOWERS.COM, Inc. (a)	12,600	146,034
Blue Nile, Inc. (a)	2,400	225,888
Priceline.com, Inc. (a)	3,300	292,875
		664,797
Internet Software & Services - 2.69%+
Ariba, Inc. (a)	14,900	160,622
Mercadolibre, Inc. (a)	4,400	161,172
Omniture, Inc. (a)	6,600	200,112
S1 Corp. (a)	18,400	166,520
Vocus, Inc. (a)	4,800	140,352
		828,778
Machinery - 3.26%+
Chart Industries, Inc. (a)	3,300	106,128
Dynamic Materials Corp.	3,400	162,826
Illinois Tool Works, Inc.	4,600	274,344
Manitowoc Co.	7,700	340,956
Titan International, Inc.	3,800	121,296
		1,005,550
Marine - 0.97%+
Diana Shipping, Inc. (c)	7,300	208,050
Dryships, Inc. (c)	1,000	90,850
		298,900
Materials - 0.34%+
Koppers Holdings, Inc.	2,700	104,247

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Media - 2.61%+
Audible, Inc. (a)	11,000	$143,000
Comcast Corp. (a)	8,000	193,440
DG Fastchannel, Inc. (a)	7,200	169,776
Focus Media Holding Ltd. ADR (a)	2,100	121,842
Knology, Inc. (a)	7,600	127,148
Sirius Satellite Radio, Inc. (a)	14,700	51,303
		806,509
Metals & Mining - 0.50%+
Allegheny Technologies, Inc.	1,400	153,930

Motor Vehicles & Passenger Car Bodies - 0.34%+
Spartan Motors, Inc.	6,200	104,346

Oil, Gas & Consumable Fuels - 0.98%+
Arena Resources, Inc. (a)	1,700	111,350
Holly Corp.	3,200	191,456
		302,806
Personal Products - 0.55%+
Chattem, Inc. (a)	2,400	169,248

Real Estate Management & Development - 1.01%+
CB Richard Ellis Group, Inc. (a)	6,800	189,312
Jones Lang LaSalle, Inc.	1,200	123,312
		312,624
Semiconductor & Semiconductor Equipment - 8.51%+
Anadigics, Inc. (a)	8,300	150,064
Applied Materials, Inc.	14,900	308,430
Applied Micro Circuits Corp. (a)	31,800	100,488
Cree, Inc. (a)	6,700	208,370
Intel Corp.	23,900	618,054
Lattice Semiconductor Corp. (a)	64,100	287,809
Marvell Technology Group Ltd. (a) (c)	8,900	145,693
Micron Technology, Inc. (a)	44,800	497,280
Microsemi Corp. (a)	11,100	309,468
		2,625,656
Software - 4.44%+
Bluephoenix Solutions Ltd. (a) (c)	4,300	79,163
Citrix Systems, Inc. (a)	4,200	169,344
Magma Design Automation, Inc. (a)	10,000	140,700
Microsoft Corp.	10,000	294,600
Gamestop Corp. (a)	6,000	338,100
Guess, Inc.	5,900	289,277
Restoration Hardware, Inc. (a)	17,600	57,904
		1,369,088
Textiles, Apparel & Luxury Goods - 1.97%+
Crocs, Inc. (a)	5,500	369,875
Deckers Outdoor Corp. (a)	1,400	153,720
Iconix Brand Group, Inc. (a)	3,600	85,644
		609,239

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Transportation Infrastructure - 2.75%+
Grupo Aeroportuario del Centro Norte ADR (a)	12,600	$362,880
Grupo Aeroportuario Del Pac S.A. ADR	5,800	316,680
Grupo Aeroportuario del Sureste S.A. de CV ADR	3,400	168,708
		848,268
Water Transportation - 0.54%+
Quintana Maritime Ltd. (c)	8,700	165,909

TOTAL COMMON STOCKS (Cost $24,718,967)		26,161,633

PURCHASED OPTIONS - 0.12%+
QI Systems Inc.
Expiration: October, 2007, Exercise Price: $25.000	300	18,750
Exxon Mobil Corp.
Expiration: October, 2007, Exercise Price: $90.000	150	17,250

TOTAL PURCHASED OPTIONS (Cost $67,141)		36,000

REPURCHASE AGREEMENTS - 18.15%+
The Bear Stearns Companies, Inc.,
3.950%, dated 9/28/2007, due 10/01/2007,
repurchase price $5,602,846 (g)^	$5,601,002	5,601,002

TOTAL REPURCHASE AGREEMENTS (Cost $5,601,002)		5,601,002

Total Investments (Cost $30,387,110) - 103.05%+		31,798,635
Liabilities in Excess of Other Assets - (3.05%)+		(940,894)
TOTAL NET ASSETS - 100.00%+		$30,857,741

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCK

Aaon, Inc.	690	$13,614
Aaron Rents, Inc.	1,400	31,220
Abaxis, Inc.	1,040	23,348
AC Moore Arts & Crafts, Inc.	850	13,396
Acacia Resh Corp.	1,420	20,846
Acco Brands Corp.	700	15,708
ACI Worldwide, Inc.	1,850	41,347
ACME Packet, Inc.	1,100	16,962
AEP Industries, Inc.	310	13,125
Aeropostale, Inc.	3,860	73,572
Affymetrix, Inc.	3,410	86,512
Albany Molecular Research, Inc.	490	7,399
Alexion Pharmaceuticals, Inc.	720	46,908
Allegiant Travel Co.	260	7,883
Alliance Imaging, Inc.	760	6,886
Alliance One International, Inc.	4,760	31,130
Alpha Natural Resources, Inc.	3,260	75,730
Altra Holdings, Inc.	570	9,502
AM Castle & Co.	250	8,150
Ambassadors Group, Inc.	780	29,718
AMCOL International Corp.	390	12,905
Amedisys, Inc.	1,220	46,872
Amerigon, Inc.	1,080	18,695
Ameristar Casinos, Inc.	540	15,174
Ameron International Corp.	40	4,231
Amkor Technology, Inc.	5,210	60,019
Ansoft Corp.	850	28,033
Ansys, Inc.	1,540	52,622
Applied Industrial Technologies, Inc.	370	11,407
Aptargroup, Inc.	270	10,225
Array Biopharma, Inc.	2,340	26,278
Arrow International, Inc.	1,260	57,317
Astec Industries, Inc.	940	54,003
Barrett Business Services, Inc.	250	5,957
Bebe Stores, Inc.	1,260	18,434
Benchmark Electronics, Inc.	700	16,709
Big 5 Sporting Goods Corp.	1,130	21,131
BioMarin Pharmaceuticals, Inc.	2,860	71,214
Biomimetic Therapeutics, Inc.	530	7,070
Blackbaud, Inc.	1,840	46,442
Boston Beer Co., Inc.	390	18,977
Bright Horizons Family Solutions, Inc.	1,300	55,692
Brooks Automation, Inc.	340	4,842
Bruker BioSciences Corp.	3,230	28,424
The Buckle Inc.	700	26,558
Bucyrus International, Inc. - Class A	840	61,261
Cabot Microelectronics Corp.	960	41,040
Cache, Inc.	440	7,854
CACI International, Inc. - Class A	130	6,642

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Calamos Asset Management, Inc.	70	$1,976
Capella Education Company	530	29,632
Capital Senior Living Corp.	300	2,526
Carter's, Inc.	2,910	58,054
Cascade Corp.	110	7,169
CEC Entertainment, Inc.	660	17,734
Celadon Group, Inc.	1,170	13,771
Centene Corp.	1,510	32,480
Century Aluminum Co.	800	42,120
Charlotte Russe Holding, Inc.	1,260	18,446
Cherokee, Inc.	270	10,357
Cirrus Logic, Inc.	2,460	15,744
Clean Energy Fuels Corp.	500	7,570
CoBiz, Inc.	470	8,046
Coca-Cola Bottling Co. Consolidated	300	18,090
Cogent Inc.	2,170	34,026
Columbus Mckinnon Corp.	520	12,943
Complete Production Services	2,130	43,622
Computer Programs & Systems, Inc.	320	8,435
Comtech Group, Inc.	980	17,846
Comtech Telecommunications	1,150	61,513
Courier Corp.	380	13,380
CPI Corp.	260	10,015
CRA International Inc.	510	24,577
Cray, Inc.	860	6,192
Cross Country Healthcare, Inc.	130	2,271
CryoLife, Inc.	1,230	11,623
CSK Auto Corp.	130	1,384
Cubic Corp.	500	21,085
Curtiss-Wright Corp.	1,040	49,400
Cymer, Inc.	1,220	46,836
Cypress Bioscience, Inc.	1,840	25,190
DEB Shops, Inc.	230	6,185
Deltic Timber Corp.	520	29,598
DeVry, Inc.	1,490	55,145
Diamond Management & Technology Consultants, Inc.	1,410	12,972
Digi International, Inc.	180	2,563
Digital River, Inc.	2,060	92,185
Diodes, Inc.	1,480	47,508
Dionex Corp.	950	75,487
DJ Orthopedics, Inc.	1,170	57,447
Dollar Financial Corp.	800	22,824
Double Hull Tankers, Inc. (c)	1,060	15,783
Dress Barn, Inc.	1,800	30,618
DSP Group, Inc.	80	1,266
Dynamex, Inc.	530	13,579
Eastgroup Properties	960	43,450
Eclipsys Corp.	2,270	52,936
eHealth, Inc.	620	17,174

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Emeritus Corp.	250	$6,775
Emulex Corp.	2,520	48,308
Entegris, Inc.	800	6,944
Epoch Holding Corp.	430	6,054
Equity Inns, Inc.	2,740	61,869
Esterline Technologies Corp.	250	14,262
Exar Corp.	1,000	13,060
Exponent, Inc.	540	13,549
Extreme Networks, Inc.	330	1,267
Fairpoint Communications, Inc.	210	3,961
FEI Co.	1,950	61,288
FelCor Lodging Trust, Inc.	3,100	61,783
First Advantage Corp.	240	4,241
First Financial Bankshares, Inc.	60	2,411
Flowers Foods, Inc.	1,610	35,098
Fossil, Inc.	1,630	60,897
Foundry Networks, Inc.	6,310	112,129
Foxhollow Technologies, Inc.	980	25,872
Freightcar Amer, Inc.	40	1,528
FTI Consulting, Inc.	1,490	74,962
Gamco Investors, Inc.	70	3,836
General Communication	350	4,249
Genesee & Wyoming, Inc.	990	28,552
Gentiva Health Services, Inc.	420	8,068
Geoeye, Inc.	620	15,965
Getty Realty Corp.	860	23,392
GFI Group, Inc.	800	68,896
Global Cash Access Holdings, Inc.	2,080	22,027
Granite Construction, Inc.	1,030	54,611
Greenfield Online, Inc.	1,080	16,470
H & E Equipment Services, Inc.	890	16,002
Haemonetics Corp.	1,220	60,292
Harmonic, Inc.	3,950	41,909
Harris Interactive, Inc.	1,450	6,249
Harris Stratex Networks, Inc.	1,260	22,012
Hercules Offshore, Inc.	4,130	107,834
Hercules, Inc.	2,740	57,595
Hexcel Corp.	4,690	106,510
Highwoods Properties, Inc.	2,000	73,340
Hilb Rogal & Hobbs Co.	120	5,200
Hittite Microwave Corp.	810	35,761
Home Properties, Inc.	1,280	66,790
Horizon Lines Inc. - Class A	1,670	50,985
HUB Group, Inc.	1,930	57,958
Human Genome Sciences, Inc.	6,680	68,737
Hurco Companies, Inc.	280	15,137
ICU Medical, Inc.	430	16,662
iGate Corp.	1,090	9,341
Informatica Corp.	4,350	68,295
Infospace, Inc.	840	14,750

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

InfoUSA, Inc.	550	$5,109
Ingles Markets, Inc.	530	15,190
Inland Real Estate Corp.	530	8,210
Innophos Holdings, Inc.	510	7,772
Integral Systems Inc.	400	8,596
Interactive Data Corp.	630	17,766
Interactive Intelligence, Inc.	650	12,350
IPCS, Inc.	630	21,666
IXIA	1,520	13,254
IXYS Corp.	750	7,822
J&J Snack Foods Corp.	470	16,365
j2 Global Communications, Inc.	2,460	80,516
Jackson Hewitt Tax Service, Inc.	1,240	34,670
JDA Software Group, Inc.	390	8,057
Kadant, Inc.	40	1,120
Kaman Corp.	410	14,170
Kenexa Corp.	1,260	38,783
Kensey Nash Corp.	440	11,488
Keryx Biopharmaceuticals, Inc.	2,170	21,570
Kforce, Inc.	1,270	16,332
Kimball International, Inc.	670	7,625
Kosan Biosciences, Inc.	2,120	10,621
Kulicke & Soffa Industries, Inc.	2,440	20,691
Kyphon, Inc.	1,500	105,000
Labor Ready, Inc.	2,310	42,758
Lance, Inc.	430	9,899
Landauer, Inc.	240	12,230
Layne Christensen Co.	690	38,281
Lear Corp.	1,270	40,767
LECG Corp.	560	8,344
Lifecell Corp.	1,690	63,493
Liquidity Services, Inc.	530	5,825
Live Nation, Inc.	240	5,100
Liveperson, Inc.	1,830	11,273
LKQ Corp.	2,260	78,671
LoopNet, Inc.	1,350	27,729
Macrovision Corp.	2,640	65,023
Mantech International Corp. - Class A	170	6,117
Marcus Corp.	380	7,296
Mattson Technology, Inc.	2,240	19,376
McGrath Rent Corp .	1,250	41,550
Medical Action Industries, Inc.	580	13,723
Medicines Co.	2,570	45,772
Medicis Pharmaceutical	2,780	84,818
Meridian Bioscience, Inc.	1,980	60,034
Metal Management, Inc.	100	5,420
Michael Baker Corp.	360	17,644
Microtune, Inc.	2,670	16,073
Midas, Inc.	740	13,964
Middleby Corp.	680	43,887

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Midwest Air Group, Inc.	1,220	$20,069
Miller Industries Inc.	130	2,226
MIPS Technologies, Inc.	2,160	17,064
Monro Muffler, Inc.	540	18,247
Morningstar, Inc.	610	37,454
Mortons Restaurant Group Inc.	220	3,498
MTR Gaming Group, Inc.	1,020	9,721
MWI Veterinary Supply, Inc.	420	15,855
Myriad Genetics, Inc.	2,140	111,601
Nabi Biopharmaceuticals	1,280	5,197
National Healthcare Corp.	220	11,306
Nationwide Health Properties, Inc.	3,940	118,712
NCI Building Systems, Inc.	150	6,482
Neenah Paper, Inc.	510	16,876
Netgear, Inc.	1,720	52,322
Neurocrine Biosciences, Inc.	1,000	10,000
New York & Co., Inc.	1,080	6,588
NIC, Inc.	1,950	13,533
Northstar Neuroscience, Inc.	970	10,825
Nu Skin Enterprises, Inc.	1,660	26,826
Oakley, Inc.	1,220	35,417
Odyssey HealthCare, Inc.	120	1,153
Old Dominion Freight Line	1,380	33,079
Omega Healthcare Investors, Inc.	3,350	52,026
Oplink Communications, Inc.	470	6,420
optionsXpress Holdings, Inc.	2,170	56,724
Orbital Sciences Corp.	2,500	55,600
Orthofix International NV (c)	480	23,506
Owens & Minor, Inc.	360	13,712
Pacific Sunwear of California	2,850	42,180
Papa John's International, Inc.	660	16,130
PAR Pharmaceutical Companies, Inc.	1,600	29,696
Parametric Technology Corp.	2,610	45,466
Parexel International Corp.	1,380	56,953
Pathmark Stores, Inc.	1,600	20,400
PDF Solutions, Inc.	580	5,730
Penn Virginia Corp.	850	37,383
Petrohawk Energy Corp.	4,350	71,427
Pharmion Corp.	1,290	59,521
Pike Electric Corp.	680	12,757
Pinnacle Financial Partners, Inc.	430	12,393
PMC - Sierra, Inc.	9,880	82,893
PolyMedica Corp.	1,130	59,348
Preferred Bank	70	2,754
Pricesmart, Inc.	210	4,956
Progress Software Corp.	2,040	61,812
PS Business Parks, Inc.	790	44,912
Quest Software, Inc.	2,980	51,137
Quidel Corp.	1,430	27,971
Radisys Corp.	210	2,615

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Ramco-Gershenson Properties	590	$18,432
Resources Connection, Inc.	1,750	40,512
Rigel Pharmaceuticals, Inc.	1,300	12,259
Rimage Corp.	410	9,200
Riviera Holdings Corp.	270	7,574
RPC, Inc.	1,600	22,736
RTI International Metals, Inc.	1,150	91,149
Rudolph Technologies, Inc.	740	10,234
Rural Cellular Corp.	260	11,310
Ruth's Chris Steak House	950	13,538
Sapient Corp.	4,060	27,243
Sauer-Danfoss, Inc.	300	8,004
Saul Centers, Inc.	530	27,295
Savient Pharmaceuticals, Inc.	2,640	38,412
Shenandoah Telecom Co.	100	2,176
Shoe Carnival, Inc.	140	2,209
Sonic Corp.	3,320	77,688
Southside Bancshares, Inc.	60	1,325
Spherion Corp.	1,400	11,564
SPSS, Inc.	920	37,849
SRA International, Inc. - Class A	1,180	33,134
Standard Microsystems Corp.	390	14,984
Standard Parking Corp.	140	5,571
The Standard Register Co.	200	2,542
Steris Corp.	1,490	40,722
Sunrise Senior Living, Inc.	1,900	67,203
SuperGen, Inc.	2,660	11,544
Superior Well Services, Inc.	570	12,956
Switch & Data Facilities Company, Inc.	630	10,263
SWS Group, Inc.	140	2,477
Sycamore Networks, Inc.	3,500	14,245
SYKES Enterprises, Inc.	1,640	27,240
Symmetricom, Inc.	1,160	5,452
Synchronoss Technologies, Inc.	920	38,695
Teledyne Technologies, Inc.	1,470	78,483
Tennant Co.	430	20,941
Texas Industries, Inc.	560	43,960
TheStreet.com	1,030	12,473
Thomas Properties Group, Inc.	1,180	14,160
THQ, Inc.	3,330	83,183
Time Warner Telecom, Inc.	4,330	95,130
Tootsie Roll Industries, Inc.	420	11,143
Town Sports International Holdings, Inc.	750	11,408
TradeStation Group, Inc.	1,440	16,805
Trident Microsystems, Inc.	2,840	45,128
Trizetto Group	2,250	39,398
Twin Disc, Inc.	230	13,386
UAP Holding Corp.	1,480	46,413
Ultimate Software Group, Inc.	1,230	42,927

Underlying Funds Trust
Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Ultratech, Inc.	610	$8,455
Unica Corp.	490	5,503
United Bankshares, Inc.	120	3,653
United Natural Foods, Inc.	2,130	57,979
United Online, Inc.	930	13,959
Universal American Financial Corp.	450	10,265
Universal Truckload Services, Inc.	130	2,855
Vail Resorts, Inc.	1,560	97,172
Valassis Communications, Inc.	1,170	10,436
Valeant Pharmaceuticals International	4,730	73,220
Value Line, Inc.	70	3,449
Varian, Inc.	890	56,613
Veeco Instruments, Inc.	210	4,070
Viasat, Inc.	1,210	37,304
Vital Signs, Inc.	490	25,549
Volcano Corporation	1,180	19,399
Waddell & Reed Financial, Inc.	3,490	94,335
Washington Group International, Inc.	220	19,318
Waste Connections, Inc.	2,440	77,494
Waste Industries USA, Inc.	250	7,155
Watsco, Inc.	1,060	49,216
Watson Wyatt & Co. Holdings	510	22,919
WD-40 Co.	350	11,949
Westinghouse Air Brake Technologies Corp.	2,420	90,653
The Wet Seal Inc.	4,200	16,254
Wind River Systems, Inc.	3,710	43,667
Woodward Governor Co.	820	51,168
Wright Express Corp.	1,820	66,412
Xenoport, Inc.	1,070	50,344
X-Rite, Inc.	380	5,487
United States Oil Fund LP	4,300	268,965
Zoll Medical Corp.	760	19,699
Zoran Corp.	800	16,160
Zumiez, Inc.	860	38,158

TOTAL COMMON STOCK (Proceeds $9,811,568)		9,965,632

EXCHANGE TRADED FUNDS

iShares Trust - Russell 2000	7,500	600,300

TOTAL EXCHANGE TRADED FUNDS (Proceeds $580,554)		600,300

Total Securities Sold Short (Proceeds $10,392,122)		$10,565,932

Underlying Funds Trust
UFT Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 95.09%+

Biotechnology - 37.31%+
Acadia Pharmaceuticals, Inc. (a)^	45,796	$689,229
Acorda Therapeutics, Inc. (a)^	29,717	545,307
Alexion Pharmaceuticals, Inc. (a)^	10,555	687,658
Allos Therapeutics, Inc. (a)^	134,896	640,756
Array Biopharma, Inc. (a)^	51,982	583,758
Celgene Corp. (a)^	7,367	525,341
Combinatorx, Inc. (a)^	94,393	583,349
Genentech, Inc. (a)^	7,053	550,275
Gilead Sciences, Inc. (a)^	14,049	574,183
Halozyme Therapeutics, Inc. (a)^	73,966	642,765
Immunogen, Inc. (a)^	83,483	388,196
Luminex Corp. (a)^	29,828	449,806
Myriad Genetics, Inc. (a)^	12,153	633,779
Novacea, Inc. (a)^	72,870	583,689
PDL Biopharma, Inc. (a)^	30,185	652,298
Rigel Pharmaceuticals, Inc. (a)^	61,665	581,501
Savient Pharmaceuticals, Inc. (a)^	39,888	580,370
Seattle Genetics Inc. (a)^	57,927	651,099
		10,543,359
Food & Staples Retailing - 1.60%+
CVS Corp. ^	11,450	453,763

Health Care Equipment & Supplies - 25.71%+
Alcon, Inc. (c)^	3,991	574,385
American Medical Systems Holdings, Inc. (a)^	32,285	547,231
Baxter International, Inc. ^	10,438	587,451
Cooper Companies, Inc. ^	10,920	572,426
Dentsply International, Inc. ^	14,018	583,709
EV3, Inc. (a)^	28,525	468,380
Gen-Probe, Inc. (a)^	6,474	431,039
Haemonetics Corp. (a)^	12,065	596,252
Hologic, Inc. (a)^	10,206	622,566
Inverness Medical Innovations, Inc. (a)^	10,519	581,911
Kyphon, Inc. (a)^	8,515	596,050
Medtronic, Inc. ^	9,922	559,700
Zimmer Holdings, Inc. (a)^	6,705	543,038
		7,264,138
Health Care Providers & Services - 4.11%+
Quest Diagnostics ^	10,304	595,262
UnitedHealth Group, Inc. ^	11,690	566,147
		1,161,409

Underlying Funds Trust
UFT Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Pharmaceuticals - 26.36%+
Abbott Laboratories ^	10,049	$538,828
Allergan, Inc. ^	9,054	583,711
AstraZeneca Plc ADR ^	11,857	593,680
Auxilium Pharmaceuticals, Inc. (a)^	19,388	408,699
Biotech Holders Trust ^	3,260	573,043
Bristol-Myers Squibb Co. ^	19,604	564,987
Collagenex Pharmaceuticals, Inc. (a)^	42,623	382,755
Johnson & Johnson ^	8,705	571,919
Pfizer, Inc. ^	23,368	570,880
Repros Therapeutics, Inc. (a)^	40,282	463,243
Roche Holdings AG Basel ^	3,008	547,456
Schering-Plough Corporation ^	17,370	549,413
Sepracor, Inc. (a)	20,190	555,225
Wyeth	12,233	544,980
		7,448,819

TOTAL COMMON STOCKS (Cost $25,149,566)		26,871,488

REPURCHASE AGREEMENTS - 3.12%+
The Bear Stearns Companies, Inc.,
3.950%, dated 9/28/2007, due 10/01/2007,
repurchase price $882,371 (g)^	$882,081	882,081

TOTAL REPURCHASE AGREEMENTS (Cost $882,081)		882,081

Total Investments (Cost $26,031,647) - 98.21%+		27,753,569
Other Assets in Excess of Liabilities - 1.79%+		504,781
TOTAL NET ASSETS - 100.00%+		$28,258,350

Underlying Funds Trust
UFT Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCK

Abraxis Bioscience, Inc.	14,179	$323,707
Adams Respiratory Therapeutics	5,701	219,717
Adolor Corp.	26,292	89,919
Affymetrix, Inc.	10,521	266,918
Akorn, Inc.	15,760	118,042
Albany Molecular Research, Inc.	6,731	101,638
Alexza Pharmaceuticals, Inc.	8,927	77,308
Alnylam Pharmaceuticals, Inc.	6,547	214,545
Alpharma, Inc.	15,245	325,633
Altus Pharmaceuticals, Inc.	5,140	53,919
AmerisourceBergen Corp.	15,100	684,483
Amgen, Inc.	12,640	715,045
Angiotech Pharmaceuticals, Inc. (c)	7,386	46,310
Aspreva Pharmaceuticals Corp. (c)	6,814	139,823
Axcan Pharma, Inc. (c)	13,337	277,009
Barr Pharmaceuticals, Inc.	12,330	701,700
Barrier Therapeutics, Inc.	15,512	93,692
BioCryst Pharmaceuticals, Inc.	12,278	88,647
Biogen Idec, Inc.	8,874	588,612
BioMarin Pharmaceuticals, Inc.	18,272	454,973
Caliper Life Sciences, Inc.	12,274	70,453
Cardiome Pharma Corp. (c)	11,751	110,929
Cerus Corp.	7,282	63,572
Charles River Laboratories International, Inc.	8,215	461,272
Covance, Inc.	7,290	567,891
Cubist Pharmaceuticals, Inc.	10,871	229,704
Cypress Bioscience, Inc.	7,029	96,227
DaVita, Inc.	7,900	499,122
Dr. Reddy's Laboratories Ltd. ADR	28,350	463,806
Draxis Health, Inc. (c)	11,116	57,803
Dyax Corp.	26,797	96,469
Endo Pharmaceuticals Holdings, Inc.	11,450	355,065
Enzon Pharmaceuticals, Inc.	19,463	171,469
Epix Pharmaceuticals, Inc.	15,546	63,117
Exelixis, Inc.	22,288	236,030
Genomic Health, Inc.	4,939	94,779
Genzyme Corp.	11,607	719,170
Geron Corp.	15,941	116,688
GlaxoSmithKline Plc ADR	13,650	726,180
GTX, Inc.	3,094	50,370
Harvard Bioscience, Inc.	15,823	71,204
Hi-Tech Pharmacal, Inc.	10,560	125,347
Human Genome Sciences, Inc.	12,353	127,112
Illumina, Inc.	3,320	172,242
ImClone Systems, Inc.	2,205	91,155
Incyte Corp.	32,960	235,664
Indevus Pharmaceuticals, Inc.	21,610	149,325
Inspire Pharmaceuticals, Inc.	11,047	59,322
InterMune, Inc.	9,049	173,107

Underlying Funds Trust
UFT Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Inventiv Health, Inc.	4,860	$212,965
Invitrogen Corp.	3,359	274,531
Keryx Biopharmaceuticals, Inc.	8,554	85,027
Kosan Biosciences, Inc.	19,668	98,537
Lexicon Pharmaceuticals, Inc.	32,981	114,114
Lifecell Corp.	5,266	197,844
Ligand Pharmaceuticals, Inc.	18,980	101,353
Mannkind Corp.	21,209	205,303
Matrixx Initiatives, Inc.	5,193	102,614
Medcath Corp.	12,600	345,996
Medco Health Solutions, Inc.	8,300	750,237
Merck & Co., Inc.	13,430	694,197
MGI Pharma, Inc.	11,323	314,553
Momenta Pharmaceuticals, Inc.	6,550	74,605
Monogram Biosciences, Inc.	22,262	31,835
Nabi Biopharmaceuticals	27,378	111,155
Neurocrine Biosciences, Inc.	9,000	90,000
Novartis AG ADR	12,530	688,649
Noven Pharmaceuticals, Inc.	6,955	110,793
NPS Pharmaceuticals, Inc.	24,928	143,336
Omrix Biopharmaceuticals, Inc.	9,956	351,546
Onyx Pharmaceuticals, Inc.	12,649	550,484
OSI Pharmaceuticals, Inc.	7,553	256,726
Pain Therapeutics, Inc.	12,137	113,481
Patterson Cos, Inc.	15,395	594,401
Penwest Pharmaceuticals Co.	8,548	94,113
Perrigo Co.	15,525	331,459
Pharmion Corp.	5,777	266,551
Progenics Pharmaceuticals, Inc.	5,102	112,805
Psychiatric Solutions, Inc.	11,685	458,987
QLT, Inc. (c)	10,754	61,190
Salix Pharmaceuticals, Ltd.	8,680	107,806
Sciele Pharmaceuticals, Inc.	6,513	169,468
Stericycle, Inc.	8,825	504,437
SuperGen, Inc.	20,399	88,532
Techne Corp.	4,026	253,960
Teva Pharmaceutical Industries Ltd. ADR	16,074	714,811
Trimeris, Inc.	15,880	123,546
Universal Health Services, Inc.	8,200	446,244
Vanda Pharmaceuticals, Inc.	4,657	64,779
VCA Antech, Inc.	10,930	456,328
Vertex Pharmaceuticals, Inc.	18,150	697,142
Viacell, Inc.	18,386	86,782
Viropharma, Inc.	11,596	103,204
Warner Chilcott Ltd. - Class A (c)	24,003	426,533
Watson Pharmaceuticals, Inc.	24,080	780,192
WellCare Health Plans, Inc.	4,720	497,630
Xenoport, Inc.	4,341	204,244
XOMA Ltd. (c)	33,712	114,958

TOTAL COMMON STOCK (Proceeds $24,853,230)		25,816,217

Underlying Funds Trust
UFT Long/Short Equity―Healthcare/Biotech-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

EXCHANGE TRADED FUNDS

iShares Nasdaq Biotechnology Index	5,205	$432,015

TOTAL EXCHANGE TRADED FUNDS (Proceeds $418,365)		432,015

Total Securities Sold Short (Proceeds $25,271,595)		$26,248,232

Underlying Funds Trust
AIP - Long/Short Equity - International-1 Portfolio
Schedule Of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 92.85%+

Airlines - 1.58%+
Air France-KLM (c)^	6,900	$253,551
Austrian Airlines (a)^	20,100	203,497
Qantas Airways (c)^	43,917	217,451
		674,499
Auto Components - 2.61%+
Aisin Seiki Co. Ltd. (c)^	3,300	131,868
Compagnie Generale des Etablissements Michelin (c)^	1,500	201,657
Magna International, Inc. (c)^	2,800	269,668
Toyoda Gosei Co. Ltd. (c)^	3,600	130,379
Toyota Industries Corp. (c)^	4,100	176,686
Yokohama Rubber Co. (c)^	27,000	202,150
		1,112,408
Automobiles - 1.34%+
Fiat S.p.A (c)^	7,900	238,930
Peugeot S.A. (c)^	2,400	198,081
Volkswagen AG (c)^	600	135,607
		572,618
Beverages - 1.76%+
Carlsberg (c)^	1,900	259,492
Coca-Cola Hell Bot (c)^	2,600	150,152
Heineken NV (c)^	1,900	124,682
Inbev (c)^	2,400	217,519
		751,845
Biotechnology - 0.59%+
Q-cells AG (a)^	1,400	143,136
BB Medtech AG (c)^	1,700	107,322
		250,458
Chemicals - 8.21%+
Agrium, Inc. (c)^	5,600	304,528
Asahi Kasei Corp. (c)^	16,000	129,265
BASF AG ADR ^	900	124,615
Denki Kagaku Kogyo (c)^	42,000	235,842
EMS-Chemie Holdings AG (c)^	1,600	223,732
Imperial Chemical Industries Plc ^	17,600	234,782
Mitsubishi Gas Chemical (c)^	34,000	315,240
NOVA Chemicals Corp. (c)^	5,500	212,300
Potash Corp. of Saskatchewan (c)^	1,400	147,980
Sakai Chemical Industry Co., Ltd. (c)^	30,000	201,367
Sembcorp Industries Limited ^	55,000	238,808
Sika Ltd. (c)^	167	325,322
Sociedad Quimica y Minera de Chile ADR ^	1,200	208,116
Tokai Carbon Co. (c)^	33,000	374,056
Tosoh Corp. (c)^	34,429	223,302
		3,499,255
Commercial Banks - 3.23%+
Banca CR Firenze S.p.A. ^	23,000	216,458
Bco Espirito Santo (c)^	9,500	215,389
Commonwealth Bank of Australia (c)^	4,266	213,461
Credicorp Ltd. (c)^	4,200	284,340
National Bank of Greece S.A. (c)^	2,100	133,853

Underlying Funds Trust
AIP - Long/Short Equity - International-1 Portfolio
Schedule Of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

United Overseas Bank Ltd. (c)^	21,000	$312,420
		1,375,921
Commercial Services & Supplies - 1.74%+
De La Rue Plc ^	8,127	121,378
Michael Page International (c)^	31,000	261,632
Panalpina Welttransport ^	1,660	276,607
Randstad Holdings NV (c)^	1,500	81,086
		740,703
Communications Equipment - 0.03%+
Hitachi Kokusai EL (c)^	1,000	12,493

Computers & Peripherals - 0.60%+
Mitsumi Electric (c)^	6,300	257,232

Construction & Engineering - 3.65%+
ACS Actividades de Construccion y Servicios ^	3,300	182,107
Grifols S.A. (c)^	4,000	91,831
Impregilo S.p.A. (a)^	12,500	84,086
Koninklijke Bam Groep NV (c)^	9,800	261,179
Morgan Sindall (c)^	6,575	210,530
Severfield-Rowen Plc (c)^	2,700	116,119
Thus Group Plc (a)^	74,600	234,289
Toda Corp. (c)^	50,000	263,788
WSP Group (c)^	7,800	112,908
LG Philip ADR ^		1,556,837

Construction Materials - 1.80%+
Cimpor Cimentos De Portugal (c)^	21,700	179,778
Lafarge Coppee S.A. ADR ^	2,000	77,300
Praktiker Bau-und Heimwerk ^	7,600	284,476
Semapa-Soc de Investimento S.A. (c)^	13,800	224,920
		766,474
Distributors - 0.57%+
Medion AG (a)(c)^	13,100	244,706

Diversified Financial Services - 2.72%+
GIMV (c)^	3,400	232,762
IFIL S.p.A. (c)^	20,000	215,603
Industrivarden AB-A SHS (c)^	6,100	135,601
Investor AB (c)^	12,100	310,757
Pargesa Holding AG ^	2,400	264,479
		1,159,202
Diversified Telecommunication Services - 0.84%+
SES-FDR^	5,600	131,997
TeliaSonera AB (c)^	24,900	225,078
		357,075
Electrical Equipment - 1.04%+
Mitsubishi Electric Corp. (c)^	17,000	213,120
Nexans (c)^	500	82,241
SGL Carbon AG (a)(c)^	2,600	149,040
		444,401
Electronic Components, Not Elsewhere Classified - 0.30%+

Underlying Funds Trust
AIP - Long/Short Equity - International-1 Portfolio
Schedule Of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Electronic Equipment & Instruments - 1.07%+
Epcos AG (c)^	9,600	$188,225
LG Philips LCD Co. Ltd. ADR (a)^	11,200	268,128
		456,353
Employment Services - 0.59%+
Sthree Plc ^	41,943	251,438

Energy Equipment & Services - 1.49%+
Nabors Industries Ltd. (a)^	5,500	169,235
Technip S.A. (c)^	2,700	241,398
Willbros Group, Inc. (a)(c)^	6,600	224,400
		635,033
Fire, Marine, And Casualty Insurance - 1.01%+
Platinum Underwriters Holdings Ltd. (c)^	12,000	431,520

Food & Staples Retailing - 0.32%+
Rallye (c)^	1,900	135,465

Food Products - 1.05%+
Itoham Foods, Inc. (c)^	53,000	215,941
Nutreco Holding NV (c)^	3,300	233,257
		449,198
Gold Ores - 0.21%+
Teck Cominco Ltd. (c)^	1,900	90,649

Health Care Equipment & Supplies - 2.28%+
Cie Generale d'Optique Essilor International S.A. (c)^	2,000	125,483
Nipro Corp. (c)^	10,000	197,623
Olympus Corp. (c)^	6,000	246,550
Straumann Holdings AG (c)^	970	272,442
Terumo Corp. (c)^	2,600	131,285
		973,383
Health Care Providers & Services - 1.48%+
Alfresa Holdings (c)^	1,800	114,865
Symbion Health Ltd. (c)^	70,008	259,047
Rhoen Klinikum AG (c)^	8,000	256,100
		630,012
Hotels Restaurants & Leisure - 1.22%+
Club Mediterranee (a)(c)^	3,800	246,546
TUI AG (c)^	10,100	271,334
		517,880
Household Durables - 2.00%+
Electrolux AB-SER B (c)^	17,300	366,452
Forbo Holdings AG (c)^	220	130,384
Indesit Company (c)^	12,200	210,324
Koninklijke Philips Electronics NV ADR ^	3,200	143,808
		850,968
Insurance - 5.66%+
Allianz AG (c)^	1,250	292,051
Arch Capital Group Ltd. (a)(c)^	3,500	260,435
Axis Capital Holdings Ltd. ^	5,500	214,005
Hannover Rueckvers (c)^	4,400	223,234
Manulife Financial Corp. (c)^	6,400	264,064

Underlying Funds Trust
AIP - Long/Short Equity - International-1 Portfolio
Schedule Of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Mitsui Sumitomo Insurance Co., Ltd. (c)^	12,000	$140,931
Resolution Plc (c)^	16,900	235,990
Sun Life Financial, Inc. (c)^	4,400	230,780
Xl Cap Ltd. (c)^	4,500	356,400
Zurich Financial Services AG (c)^	650	194,986
		2,412,876
Internet Software & Services - 0.34%+
Sina Corp. (a)(c)^	3,000	143,550

IT Services - 0.68%+
Accenture Ltd. (c)^	7,200	289,800

Leisure Equipment & Products - 0.52%+
Fuji Photo Film Co. Ltd. (c)^	4,800	221,895

Machinery - 4.18%+
Andritz AG ^	1,800	124,357
Bucher Industries AG ^	700	129,989
Danieli & Corp. (c)^	4,334	147,703
Gea Group AG (c)^	3,900	137,194
George Fischer AG (c)^	298	205,151
Hino Motors (c)^	5,000	38,219
Jungheinrich (c)^	6,000	271,642
MAN AG (c)^	1,400	203,725
Metso Corp. ADR ^	4,000	274,760
NGK Insulators (c)^	4,000	128,847
Vossloh AG (c)^	1,100	118,738
		1,780,325
Marine - 3.16%+
A.P. Moller-Maersk Group (c)^	10	137,340
D/S Norden ^	1,164	124,240
Diana Shipping, Inc. (c)^	4,900	139,650
Kawasaki Kisen Kaisha Ltd. (c)^	9,000	132,181
Mitsui OSK Lines Ltd. (c)^	24,000	388,839
Nippon Yusen Kabushiki Kaisha (c)^	21,000	205,128
Orient Overseas International (c)^	23,000	218,791
		1,346,169
Media - 1.40%+
Promotora Mediterranea De Infor. y Comunic. S.A. (c)^	10,500	207,368
Shaw Communications, Inc. ^	10,900	270,756
Telegraaf Media Groep (c)^	3,500	118,182
		596,306
Metals & Mining - 13.31%+
Arcelor Mittal ADR ^	3,800	297,768
Companhia Vale do Rio Doce ADR ^	3,400	115,362
Dowa Mining Co. (c)^	28,000	354,677
Eramet (c)^	280	101,972
Gerdau Ameristeel Corp. (c)^	25,800	308,310
JFE Holdings, Inc. (c)^	4,600	325,983
Kazakhmys Plc ^	4,900	140,856
Kloeckner & Co. ^	1,936	133,808
Mechel Steel Group Oao ADR (a)^	4,967	253,317
Mitsubishi Materials (c)^	38,000	236,208
Mitsui Mining & Smelting (c)^	30,000	129,282

Underlying Funds Trust
AIP - Long/Short Equity - International-1 Portfolio
Schedule Of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Nippon Steel Corp. (c)^	36,000	$259,191
Nisshin Steel Co. (c)^	46,000	207,443
Norddt Affinerie (c)^	5,400	237,163
Perilya Limited (c)^	59,765	211,600
POSCO ADR (a)^	1,300	232,401
Salzgitter AG (c)^	1,100	216,050
Sidenor S.A. (c)^	11,300	233,641
Ssab Svenskt Stal AB-SER A ^	9,875	365,480
Sumitomo Metal Mining Co., Ltd. (c)^	5,000	121,447
ThyssenKrupp AG (c)^	2,600	165,575
Tubacex S.A. (c)^	14,200	139,309
Umicore (c)^	1,106	264,321
Voest-Alpine AG ^	4,300	371,572
Yamato Kogyo Co. (c)^	5,200	249,893
		5,672,629
Multiline Retail - 1.03%+
David Jones (c)^	60,800	275,150
H2O Retailing Co. (c)^	20,000	165,237
		440,387
Oil, Gas & Consumable Fuels - 2.47%+
BG Group Plc (c)^	7,400	128,087
Dana Petroleum (a)(c)^	6,200	147,401
Hunting (c)^	19,100	264,366
Repsol YPF S.A. ADR ^	3,600	128,250
TonenGeneral Sekiyu KK (c)^	13,000	130,719
TOP Tankers, Inc. (a)(c)^	36,700	256,533
		1,055,356
Paper & Forest Products - 0.75%+
Great Southern Plantations (c)^	91,000	187,338
Mondi (c)^	13,700	130,340
		317,678
Personal Products - 0.55%+
Beiersdorf AG (c)^	3,100	232,161

Pharmaceuticals - 4.01%+
Actelion Ltd. (a)^	4,700	260,382
Alcon, Inc. (c)^	900	129,528
Axcan Pharma, Inc. (a)(c)^	6,700	139,159
Ipsen ^	2,300	132,663
Novo-Nordisk A/S - Class B (c)^	1,573	189,859
Shire Pharmaceuticals Plc ADR ^	3,500	258,930
Stada Arzneimittel (c)^	3,300	215,188
Tanabe Seiyaku Co. (c)^	10,000	126,235
Teva Pharmaceutical Industries, Ltd. ADR ^	2,800	124,516
Yamanouchi Pharmaceutical Co. Ltd. (c)^	2,800	134,314
		1,710,774
Real Estate - 2.04%+
Berkeley Group Holdings ^	5,600	164,302
City Developments Ltd. (c)^	17,000	185,392
Multiplex Group (c)^	49,057	218,089
New World Devel Co. (c)^	109,000	301,460
		869,243

Underlying Funds Trust
AIP - Long/Short Equity - International-1 Portfolio
Schedule Of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Real Estate Management & Development - 0.43%+
UTD Industrial Corp. (c)^	89,400	$184,156

Road & Rail - 0.58%+
Firstgroup (c)^	17,400	245,108

Semiconductor & Semiconductor Equipment - 1.53%+
Nikon Corp. (c)^	4,000	137,553
O2micro International Ltd. ADR (a)^	8,400	129,948
Siliconware Precision Industries Ltd. ADR ^	12,700	153,670
Sumco Corp. ^	2,600	105,933
Tokyo Electron Ltd. (c)^	2,000	126,757
		653,861
Software - 1.61%+
Autonomy Corp. (a)(c)^	7,000	123,312
Check Point Software Technologies (a)(c)^	10,200	256,836
Nintendo Co. Ltd. (c)^	300	156,183
Software AG (c)	1,600	150,215
		686,546
Specialty Retail - 1.24%+
AGA Foodservice Group Plc	14,400	124,036
WH Smith Plc	33,300	261,625
JJB Sports (c)	45,000	141,787
		527,448
Textiles, Apparel & Luxury Goods - 1.16%+
Burberry Group Plc (c)	10,300	138,454
Swatch Group AG (c)	1,080	354,357
		492,811
Trading Companies & Distributors - 0.85%+
Mitsui & Co., Ltd. (c)	5,000	121,447
Sumitomo Corp. (c)	12,400	239,655
		361,102
Transportation - 0.32%+
Stagecoach Holdings Plc	29,407	136,729

TOTAL COMMON STOCKS (Cost $36,286,325)		39,574,936

PREFERRED STOCKS - 1.36%+

Chemicals - 0.67%+
Fuchs Petrolub AG (c)	3,100	286,090

Diversified Financial Services - 0.69%+
Istituto Finanziario Industriale (a)(c)	7,600	292,712

TOTAL PREFERRED STOCKS (Cost $528,029)		578,802

Underlying Funds Trust
AIP - Long/Short Equity - International-1 Portfolio
Schedule Of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

REPURCHASE AGREEMENTS - 0.54%+
The Bear Stearns Companies, Inc.,
3.950%, dated 9/28/2007, due 10/1/2007,
repurchase price $230,176 (g)^	$230,101	$230,101

TOTAL REPURCHASE AGREEMENTS (Cost $230,100)		230,101

Total Investments (Cost $37,044,454) - 94.75%+		40,383,839
Other Assets in Excess of Liabilities - 5.25%+		2,237,552
TOTAL NET ASSETS - 100.00%+		$42,621,391

Underlying Funds Trust
AIP - Long/Short Equity - International-1 Portfolio
Schedule Of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCK

Admiral Group Plc	13,900	$255,954
AGFA-Gevaert NV (c)	10,300	198,277
Aiful Corp. (c)	30	470
Air Liquide (c)	1,000	133,839
Amer Sports Corp. (c)	8,400	194,641
America Movil S.A. de CV ADR	4,600	294,400
AngloGold Ashanti Ltd. ADR	5,400	253,206
Antena 3 Television S.A.	10,600	195,588
APA Group (c)	3,946	13,096
Apex Silver Mines Ltd. (c)	6,800	132,260
Aracruz Celulose S.A. ADR	2,000	147,180
Asciano Group	16,200	128,944
AstraZeneca Plc ADR	6,100	305,427
Autostrade (c)	9,000	304,025
Atos Origin (c)	2,100	122,175
Awilco Offshore ASA	9,500	111,718
Axalto Holdings NV	662	19,182
Banca Popolare di Milano (c)	8,800	130,000
Banche Popolari Unite S.C.R.L. (c)	9,700	260,727
Banco Popolare (c)	10,900	244,177
Barclays Plc ADR	2,600	126,412
Barrick Gold Corp. (c)	5,000	201,400
BBI EPS Ltd.	995	795
Benesse Corp. (c)	6,800	260,480
Billabong International (c)	19,248	255,854
BP Plc ADR	2,400	166,440
Brambles Ltd.	28,797	377,163
Brisa-Auto Estradas de Portugal S.A. (c)	19,000	249,255
Cadbury Schweppes Plc ADR	7,400	344,248
Carnival Plc ADR	5,400	256,554
Casio Computer Co. Ltd. (c)	16,100	230,711
Chiyoda Corp. (c)	7,000	126,148
Christian Dior (c)	1,600	204,743
Cie Gen Geophysiqu (c)	780	254,869
Cintra Concesiones de Infrae	15,767	240,117
Close Bros Group (c)	15,700	261,153
Computershare Ltd. (c)	15,357	126,595
Core Laboratories NV (c)	2,100	267,519
Credit Agricole S.A. (c)	6,500	250,716
Credit Saison Co., Ltd. (c)	9,000	231,924
Daiichi Sanyko Co., Ltd.	4,500	135,159
Danisco A/S (c)	3,400	264,370
Dassault Systemes S.A. (c)	5,300	347,796
Demag Cranes (c)	5,400	254,411
Derichebourg (c)	25,434	216,879
Derwent Valley Holdings Plc (c)	3,600	123,447
Deutsche Post AG (c)	4,300	125,084

Underlying Funds Trust
AIP - Long/Short Equity - International-1 Portfolio
Schedule Of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Deutsche Postbank AG	2,900	$212,923
Domtar Corp.	15,100	123,820
Ebro Puleva S.A. (c)	9,000	184,546
Eisai Co. Ltd. (c)	5,400	255,274
Empresa Brasileira de Aeronautica S.A. ADR	2,900	127,368
Empresa Nac Elec-chil-sp ADR	4,372	187,777
Energy Resources of Australia Ltd. (c)	8,400	149,746
Eniro AB (c)	17,800	216,834
Esprinet S.p.A.	12,100	212,051
Eurocastle Investment Ltd. (c)	3,400	117,666
Euronav S.A.	7,800	245,248
Fast Retailing Co., Ltd. (c)	2,300	132,756
Fimalac (c)	3,500	271,500
Finmeccanica S.p.A.	4,400	128,181
Fonciere Des Regio (c)	1,300	190,489
Forth Ports (c)	4,501	163,184
Fraport AG (c)	3,900	269,662
Fred Olsen Energy (c)	4,200	221,637
Fujikura (c)	22,000	139,242
Geberit AG	900	117,732
Givaudan (c)	138	127,540
GlaxoSmithKline Plc ADR	4,700	250,040
GN Store Nord (c)	25,900	262,572
Gol - Linhas Aereas Inteligentes S.A.ADR	10,900	261,600
Gold Fields Ltd. ADR	9,600	173,664
Goldcorp, Inc. (c)	5,800	177,248
Groupe Danone	4,700	369,947
Grupo Ferrovial S.A. (c)	1,500	126,945
H.Lundbeck A/S (c)	9,100	247,174
Hagemeyer (c)	49,100	226,845
Harmony Gold Mining Co., Ltd. ADR	8,100	96,471
Hermes International. (c)	2,700	303,846
Hitachi Chemical (c)	12,400	256,388
Holmen AB (c)	6,600	252,976
Hoya Corp. (c)	9,500	324,207
Hypo Real Estate Holding AG (c)	2,300	130,793
Iliad (c)	1,400	129,741
Immoeast Immobilie	10,300	112,210
ING Groep NV ADR	8,700	385,497
Itochu Techno-Solu (c)	3,300	116,354
James Hardie ID NV (c)	25,415	160,796
Japan Petroleum Ex. (c)	1,900	141,261
JSR Corp. (c)	10,600	259,774
Kaneka Corp. (c)	22,000	185,017
Keyence Corp. (c)	1,200	266,400
Kirin Brewery Co., Ltd. (c)	12,000	158,795
Kubota Corp. (c)	28,000	230,601
Liberty International Plc (c)	9,000	210,103
Linde AG (c)	2,800	347,719

Underlying Funds Trust
AIP - Long/Short Equity - International-1 Portfolio
Schedule Of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Lonmin (c)	1,500	$111,987
Lundin Petroleum (c)	22,300	256,944
Marshalls Plc	18,858	112,181
Matsushita Electric Industrial Co., Ltd. (c)	11,465	215,097
Mediaset S.p.A. (c)	16,100	166,214
Mediobanca S.p.A. (c)	8,700	190,304
Meiji Dairies Corp. (c)	22,000	124,302
Milano Assicurazioni (c)	16,100	134,762
Milbon Co. Ltd. (c)	2,800	79,467
Minebea Co. (c)	38,000	260,027
Mitsubishi Rayon (c)	28,000	198,424
Mitsubishi Securities (c)	16,000	143,501
Mitsui Trust Holdings, Inc. (c)	29,000	226,213
Mitsukoshi Ltd. (c)	38,000	172,359
Mondadori (Arnoldo) Editore S.p.A. (c)	21,100	204,143
M-Real Oyj. (c)	31,800	177,752
Murata Manufacturing Co. Ltd. (c)	2,800	201,837
Natixis	10,900	241,690
Net 1 UEPS Technologies, Inc.	8,600	233,662
Netease.com ADR	7,500	126,750
NH Hotels (c)	2,390	46,451
Nice S.p.A.	17,565	135,503
Nidec Corp. (c)	3,200	223,706
Nippon Elec. Glass (c)	8,000	128,847
Nippon Telegraph & Telephone Corp. ADR	13,000	302,510
Nippon Unipac Holding (c)	78	241,066
Nitto Denko Corp. (c)	3,000	139,468
Norske Skogindustrier ASA (c)	18,700	200,137
Novartis AG ADR	4,600	252,816
NRJ Group (c)	11,400	148,740
NTT Urban Devleopment Corp.	121	250,712
Oest Elektrizitats	3,500	201,728
Oracle Corp. Japan (c)	2,800	127,976
Orica Ltd. (c)	8,176	218,375
Orient-Express Hotels Ltd.	5,566	285,369
Pagesjaunes Groupe S.A.	6,300	129,451
PAN American Silver Corp. (c)	8,300	239,870
PetroChina Co. Ltd. ADR	900	166,599
Pfleiderer AG	9,200	213,179
Premier Foods Plc	52,700	240,447
Ramsay Health Care Limited (c)	13,500	128,178
Randgold Resources Ltd. ADR	12,200	405,528
Recordati S.p.A.	28,200	266,603
Renishaw (c)	19,200	261,625
Rentokil Initial Plc	52,900	180,641
Rexam Plc (c)	17,300	195,207
Risanamento Napoli (c)	36,000	271,813
Royal Numico NV	4,402	341,469
Safran S.A. (c)	5,300	127,948

Underlying Funds Trust
AIP - Long/Short Equity - International-1 Portfolio
Schedule Of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Sanofi-Aventis ADR	2,900	$123,018
Sasol Ltd. ADR	2,900	124,671
Seadrill Ltd. (c)	6,300	141,688
Secom Co. Ltd. (c)	4,300	207,017
Securitas AB - Class B (c)	23,900	315,250
Sega Sammy Holdings, Inc.	9,400	125,208
SGS S.A. (c)	107	122,233
Shaftesbury Plc (c)	11,000	111,517
Shinko Electric Industries Co Ltd. (c)	5,700	126,540
Showa Shell Sekiyu (c)	20,600	264,887
Sias (c)	8,300	125,218
SMC Corp. (c)	900	123,249
Societe Television Francaise 1 (c)	7,600	204,281
Softbank Corp. (c)	12,300	227,014
Sony Corp. ADR	5,300	254,718
Statoil ASA ADR	11,000	373,120
Storebrand ASA (c)	8,400	130,567
Suedzucker AG (c)	8,900	178,815
Sumitomo Chemical Co., Ltd. (c)	28,000	240,108
Sumitomo Titanium (c)	1,200	104,575
Syngenta AG ADR	2,900	125,657
Synthes, Inc.	1,100	123,109
Talisman Energy, Inc. (c)	13,500	265,950
Tata Motors Ltd. ADR	14,800	283,272
Techem AG (c)	2,700	180,798
Teijin Ltd. (c)	40,600	198,290
Thielert AG	7,600	207,207
Tim Participacoes S.A. ADR	6,200	251,472
Tokuyama Corp. (c)	11,864	180,028
Tomra Systems ASA (c)	26,100	188,806
Toray Industries, Inc. (c)	34,000	269,952
Toto Ltd. (c)	21,000	152,292
Toyo Tanso Co Ltd.	2,400	242,163
Tsumura & Co. (c)	7,000	124,625
UBS AG (c)	4,000	213,000
UCB S.A. (c)	2,200	129,812
Unibail (c)	860	221,337
UPM-Kymmene Oyj. (c)	9,500	229,748
Ushio, Inc. (c)	9,200	167,396
Valora Holdings (c)	901	180,239
Wipro Ltd. ADR	19,200	277,248
Wolters Kluwer NV (c)	6,600	195,942
Woodside Petroleum Ltd. (c)	6,427	286,291
Workspace Group (c)	17,100	110,820
Worleyparsons Ltd.	7,962	299,630
Yell Group Plc (c)	14,700	129,026
Zeon Corp. (c)	19,098	188,212

TOTAL COMMON STOCK (Proceeds $37,183,737)		38,001,282

Total Securities Sold Short (Proceeds $37,183,737)		$38,001,282

Underlying Funds Trust
Long/Short Equity - Momentum- Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 91.77%+

Aerospace & Defense - 1.35%+
Precision Castparts Corp. ^	3,500	$517,930

Auto Components - 1.00%+
The Goodyear Tire & Rubber Co. (a)^	12,600	383,166

Beverages - 1.14%+
Hansen Natural Corp. (a)^	7,700	436,436

Biotechnology - 1.02%+
Celgene Corp. (a)^	5,500	392,205

Capital Markets - 2.78%+
Affiliated Managers Group, Inc. (a)^	2,850	363,403
Eaton Vance Corp. ^	8,400	335,664
Franklin Resources, Inc. ^	2,850	363,375
		1,062,442
Chemicals - 4.77%+
Celanese Corp. ^	12,600	491,148
International Flavors & Fragrances, Inc. ^	8,900	470,454
Nalco Holding Company ^	15,050	446,232
Praxair, Inc. ^	5,000	418,800
		1,826,634
Commercial Services & Supplies - 3.82%+
Corrections Corp. of America (a)^	11,650	304,880
Deluxe Corp. ^	8,700	320,508
ITT Educational Services, Inc. (a)^	3,100	377,239
Sotheby's Holdings ^	9,650	461,174
		1,463,801
Communications Equipment - 3.46%+
CommScope, Inc. (a)^	8,800	442,112
F5 Networks, Inc. (a)^	11,800	438,842
Harris Corp. ^	7,700	444,983
		1,325,937
Construction & Engineering - 2.37%+
Foster Wheeler Ltd. (a)(c)^	3,150	413,532
Jacobs Engineering Group, Inc. (a)^	6,550	495,049
		908,581
Diversified Financial Services - 1.23%+
Intercontinentalexchange, Inc. (a)^	3,100	470,890

Electronic Equipment & Instruments - 5.96%+
Amphenol Corp. ^	10,550	419,468
Dolby Laboratories, Inc. (a)^	12,050	419,581
Mettler Toledo International, Inc. (a)^	4,750	484,500
Sunpower Corp. (a)^	5,600	463,792

Underlying Funds Trust
Long/Short Equity - Momentum- Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Trimble Navigation Ltd. (a)^	12,600	$494,046
		2,281,387
Energy Equipment & Services - 4.67%+
Dresser-Rand Group, Inc. (a)^	9,900	422,829
FMC Technologies, Inc. (a)^	8,900	513,174
Global Industries Ltd. (a)^	15,050	387,688
Oceaneering International, Inc. (a)^	6,050	458,590
		1,782,281
Food Products - 1.02%+
Wm. Wrigley Jr. Co. ^	6,100	391,803

Gas Utilities - 1.23%+
Equitable Resources, Inc. ^	9,100	472,017

Health Care Equipment & Supplies - 4.39%+
Gen-Probe, Inc. (a)^	5,700	379,506
Kinetic Concepts, Inc. (a)^	8,100	455,868
Respironics, Inc. (a)^	7,600	365,028
Stryker Corp. ^	7,000	481,320
		1,681,722
Health Care Providers & Services - 3.39%+
Cigna Corp. ^	7,000	373,030
Express Scripts, Inc. (a)^	7,900	440,978
WellCare Health Plans, Inc. (a)^	4,600	484,978
		1,298,986
Health Care Technology - 1.02%+
Cerner Corp. (a)^	6,550	391,755

Hotels Restaurants & Leisure - 3.18%+
Burger King Holdings, Inc. ^	14,100	359,409
Tim Hortons, Inc. ^	11,100	386,835
Wynn Resorts Ltd. ^	3,000	472,680
		1,218,924
Household Durables - 1.07%+
Tupperware Corp. ^	13,000	409,370

Household Products - 2.32%+
Church & Dwight, Inc. ^	8,300	390,432
Energizer Holdings, Inc. (a)^	4,500	498,825
		889,257
Insurance - 1.22%+
Loews Corp. - Carolina Group ^	5,700	468,711

Internet & Catalog Retail - 1.30%+
Amazon.Com, Inc. (a)^	5,300	493,695

IT Services - 4.57%+
DST Systems, Inc. (a)^	4,600	394,726

Underlying Funds Trust
Long/Short Equity - Momentum- Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Gartner, Inc. (a)^	19,500	$476,970
Mastercard, Inc. ^	3,150	466,106
Total System Services, Inc. ^	14,650	406,977
		1,744,779
Life Science Tools & Services - 1.28%+
Waters Corp. (a)^	7,300	488,516

Machinery - 4.84%+
Manitowoc Co. ^	11,700	518,076
Paccar, Inc. ^	5,150	439,038
Terex Corp. (a)^	5,300	471,806
Toro Co. ^	7,200	423,576
		1,852,496
Media - 1.87%+
Central European Media Entrprs (a)(c)^	3,850	353,083
Clear Channel Outdoor Holdings, Inc. (a)^	14,250	363,375
		716,458
Medical Devices - 1.23%+
Intuitive Surgical, Inc. (a)^	2,050	471,500

Metals & Mining - 3.59%+
AK Steel Holding Corp. (a)^	9,800	430,710
Allegheny Technologies, Inc. ^	4,200	461,790
Southern Copper Corp. ^	3,900	482,937
		1,375,437
Oil, Gas & Consumable Fuels - 1.99%+
Frontline Ltd. (c)^	7,350	354,858
Holly Corp. ^	6,750	403,853
		758,711
Phosphatic Fertilizers - 1.36%+
Mosaic Co. (a)^	9,700	519,144

Real Estate - 0.80%+
CB Richard Ellis Group, Inc. (a)^	10,950	304,848

Real Estate Investment Trusts - 1.04%+
Plum Creek Timber Co. Inc. ^	8,900	398,364

Real Estate Management & Development - 0.99%+
Jones Lang LaSalle, Inc. ^	3,700	380,212

Road & Rail - 0.89%+
JB Hunt Transport Services, Inc. ^	13,000	341,900

Semiconductor & Semiconductor Equipment - 3.57%+
Cypress Semiconductor Corp. (a)^	15,400	449,834
MEMC Electronic Materials, Inc. (a)^	7,900	464,994
Nvidia Corp. (a)^	12,450	451,188
		1,366,016

Underlying Funds Trust
Long/Short Equity - Momentum- Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Software - 3.30%+
Autodesk, Inc. (a)^	8,700	$434,739
Factset Research Systems, Inc. ^	6,650	455,857
Jack Henry & Associates, Inc. ^	14,350	371,091
		1,261,687
Specialty Retail - 0.92%+
Carmax, Inc. (a)^	17,350	352,725

Textiles, Apparel & Luxury Goods - 3.70%+
Coach, Inc. (a)^	10,000	472,700
Crocs, Inc. (a)	7,950	534,638
Nike, Inc.	6,900	404,754
		1,412,092
Wireless Telecommunication Services - 2.12%+
NII Holdings, Inc. (a)	4,650	381,998
SBA Communications Corp. Class A (a)	12,150	428,652
		810,650

TOTAL COMMON STOCKS (Cost $29,140,465)		35,123,465

REPURCHASE AGREEMENTS - 4.56%+
The Bear Stearns Companies, Inc.,
3.950%, dated 9/28/2007, due 10/01/2007,
repurchase price $1,745,824 (g)^	$1,745,250	1,745,250

TOTAL REPURCHASE AGREEMENTS (Cost $1,745,250)		1,745,250

Total Investments (Cost $30,885,715) - 96.33%+		36,868,715
Other Assets in Excess of Liabilities - 3.67%+		1,404,166
TOTAL NET ASSETS - 100.00%+		$38,272,881

Underlying Funds Trust
Long/Short Equity - Momentum-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCK

Abraxis Bioscience, Inc.	16,100	$367,563
Adtran, Inc.	19,300	444,479
Advance Auto Parts	11,100	372,516
The AES Corp.	20,150	403,806
Akamai Technologies, Inc.	11,800	339,014
American Eagle Outfitters	17,750	467,002
American Tower Corp. - Class A	9,800	426,692
AMR Corp.	16,100	358,869
Analog Devices, Inc.	9,900	357,984
Applera Corp. - Applied Biosystems Group	12,800	443,392
Arch Coal, Inc.	13,750	463,925
Avery Dennison Corp.	6,300	359,226
Bank of Hawaii Corp.	8,600	454,510
Barr Pharmaceuticals, Inc.	8,450	480,889
BEA Systems, Inc.	35,200	488,224
Bed Bath & Beyond, Inc.	12,550	428,206
Best Buy Co, Inc.	9,600	441,792
BJ Services Co.	13,300	353,115
Broadcom Corp.	14,700	535,668
Brown & Brown, Inc.	14,850	390,555
Brown-Forman Corp. - Class B	6,400	479,424
Chico's FAS, Inc.	19,050	267,652
Choice Hotels International, Inc.	10,700	403,069
Citrix Systems, Inc.	14,000	564,480
Con-way, Inc.	6,950	319,700
The Corporate Executive Board Co.	6,050	449,152
Cousins Properties, Inc.	15,400	452,144
CSG Systems International	17,550	372,937
Eagle Materials, Inc.	9,350	334,169
Ecolab, Inc.	8,900	420,080
Forest Laboratories, Inc.	9,700	361,713
Foundation Coal Holdings, Inc.	10,200	399,840
Global Payments, Inc.	10,300	455,466
H&R Block, Inc.	23,300	493,494
Harte-Hanks, Inc.	17,950	353,256
Herman Miller, Inc.	13,900	377,246
Hershey Foods Corp.	9,050	420,010
HNI Corp.	10,000	360,000
Hospira, Inc.	9,300	385,485
International Game Technology	10,000	431,000
Lexmark International, Inc.	9,950	413,223
Limited Brands	14,750	337,627
Linear Technology Corp.	13,600	475,864
Maxim Integrated Products, Inc.	12,300	361,005
Medicis Pharmaceutical	13,200	402,732
Monster Worldwide, Inc.	10,750	366,145
Moody's Corp.	8,400	423,360

Underlying Funds Trust
Long/Short Equity - Momentum-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

National Semiconductor Corp.	16,300	$442,056
Network Appliance, Inc.	12,500	336,375
Neustar, Inc.	13,100	449,199
Nucor Corp.	7,450	443,051
Office Depot, Inc.	11,250	231,975
Panera Bread Co.	8,050	328,440
Peabody Energy Corp.	8,050	385,354
Pharmaceutical Product Development, Inc.	13,700	485,528
Pool Corporation	10,950	273,531
QLogic Corp.	22,250	299,263
Rambus, Inc.	25,100	479,661
Red Hat, Inc.	20,300	403,361
Republic Services, Inc.	15,150	495,557
Resmed, Inc.	8,900	381,543
Robert Half International, Inc.	12,300	367,278
Rockwell Automation, Inc.	6,800	472,668
The Scotts Miracle-Gro Co.	10,900	465,975
Sepracor, Inc.	9,600	264,000
Southwestern Energy Co.	9,500	397,575
The St. Joe Co.	9,850	331,059
St. Mary Land & Exploration Co.	10,150	362,051
Starwood Hotels & Resorts Worldwide	6,600	400,950
Sunoco, Inc.	7,100	502,538
Sysco Corp.	11,950	425,301
TCF Financial Corp.	18,750	490,875
Tetra Technologies, Inc.	14,750	311,815
Thor Industries, Inc.	10,100	454,399
Titanium Metals Corp.	13,500	453,060
TJX Cos, Inc.	15,750	457,853
Tractor Supply Co.	9,050	417,115
UDR, Inc.	16,600	403,712
UST, Inc.	8,750	434,000
UTI Worldwide, Inc. (c)	16,600	381,468
Valeant Pharmaceuticals International	28,200	436,536
Varian Medical Systems, Inc.	9,700	406,333
Vertex Pharmaceuticals, Inc.	12,300	472,443
Waste Management, Inc.	10,700	403,818
WESCO International, Inc.	7,450	319,903
Whole Foods Market, Inc.	8,450	413,712

TOTAL COMMON STOCK (Proceeds $36,015,398)		34,939,031

Total Securities Sold Short (Proceeds $36,015,398)		$34,939,031

Underlying Funds Trust
Long/Short Equity―REIT-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 93.52%+

Commercial Services & Supplies - 3.98%+
Corrections Corp. of America (a)^	66,200	$1,732,454

Diversified REITs - 7.38%+
Investors Real Estate Trust ^	107,700	1,163,160
Lexington Corporate Properties Trust ^	6,100	122,061
Mission West Properties ^	47,100	572,265
One Liberty Properties, Inc. ^	9,028	175,595
Vornado Realty Trust ^	10,800	1,180,980
		3,214,061
Health Care REITs - 5.14%+
LTC Properties, Inc. ^	55,168	1,305,827
Omega Healthcare Investors, Inc. ^	59,900	930,247
		2,236,074
Hotels Restaurants & Leisure - 8.34%+
Host Marriott Corp. ^	37,800	848,232
Marriott International, Inc. - Class A ^	20,700	899,829
Morgans Hotel Group Co. (a)^	43,500	946,125
Starwood Hotels & Resorts Worldwide ^	15,400	935,550
		3,629,736
Hybrid REIT's - 1.09%+
National Health Investors, Inc. ^	15,428	476,879

Industrial/Office - 9.41%+
Alexandria Real Estate Equities, Inc. ^	7,000	673,820
Corporate Office Properties Trust ^	19,800	824,274
Eastgroup Properties ^	18,800	850,888
Highwoods Properties, Inc. ^	4,300	157,681
W.P. Carey & Co. LLC ^	50,550	1,592,325
		4,098,988
Lodging/Resorts REITs - 11.95%+
Ashford Hospitality Trust, Inc. ^	55,200	554,760
Diamondrock Hospitality Co. ^	13,300	231,553
FelCor Lodging Trust, Inc. ^	59,200	1,179,856
Hersha Hospitality Trust ^	64,579	639,332
LaSalle Hotel Properties ^	13,600	572,288
Strategic Hotel Capital, Inc. ^	39,500	813,305
Supertel Hospitality Inc.^	54,873	413,742
Sunstone Hotel Investors, Inc.^	31,120	797,917
		5,202,753
Mortgage REITs - 10.90%+
Annaly Mortgage Management, Inc. ^	113,000	1,800,090
Anthracite Capital, Inc. ^	74,200	675,220
Capstead Mortgage Corp. ^	46,200	474,936
Gramercy Capital Corp. ^	44,900	1,130,133
MFA Mortgage Investments, Inc. ^	82,920	667,506
		4,747,885

Underlying Funds Trust
Long/Short Equity―REIT-1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Residential REITs - 3.12%+
American Campus Communities, Inc. ^	30,500	$893,345
Colonial Properties Trust ^	13,600	466,480
		1,359,825
Retail REITs - 22.23%+
AmReit ^	18,600	150,288
Associated Estates Realty Corp. ^	126,549	1,650,199
CBL & Associates Properties, Inc. ^	8,500	297,925
General Growth Properties, Inc. ^	21,100	1,131,382
Kimco Realty Corp. ^	4,800	217,008
National Retail Properties, Inc. ^	75,400	1,838,252
Pennsylvania Real Estate Investment Trust ^	18,400	716,496
Realty Income Corp. ^	39,300	1,098,435
Saul Centers, Inc. ^	21,200	1,091,800
Simon Property Group, Inc. ^	5,900	590,000
Urstadt Biddle Properties, Inc. ^	58,211	900,524
		9,682,309
Specialty REIT's - 9.98%+
Digital Realty Trust, Inc.	25,200	992,628
Potlatch Corp.	44,200	1,990,326
Rayonier, Inc.	28,400	1,364,336
		4,347,290

TOTAL COMMON STOCKS (Cost $40,723,931)		40,728,254

REPURCHASE AGREEMENTS - 2.31%+
The Bear Stearns Companies, Inc.,
3.950%, dated 9/28/2007, due 10/1/2007,
repurchase price $1,007,058 (g)^	$1,006,727	1,006,727

TOTAL REPURCHASE AGREEMENTS (Cost $1,006,727)		1,006,727

Total Investments (Cost $41,730,658) - 95.83%+		41,734,981
Other Assets in Excess of Liabilities - 4.17%+		1,817,152
TOTAL NET ASSETS - 100.00%+		$43,552,133

Underlying Funds Trust
Long/Short Equity―REIT-1 Portfolio
Schedule of Securities Sold Short
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCK

American Financial Realty Trust	59,300	$477,365
American Land Lease, Inc.	5,180	116,395
Bimini Capital Management Inc. - Class A	71,000	93,720
BioMed Realty Trust, Inc.	33,100	797,710
Boston Properties, Inc.	4,500	467,550
BRE Properties	16,100	900,473
Camden Property Trust	9,500	610,375
Capital Lease Funding, Inc.	90,878	931,499
Capital Trust Inc.	27,592	979,516
CBRE Realty Finance, Inc.	154,900	913,910
Cedar Shopping Centers, Inc.	99,853	1,359,998
Choice Hotels International, Inc.	19,300	727,031
Cogdell Spencer, Inc.	44,675	826,487
DCT Industrial Trust, Inc.	77,000	806,190
Douglas Emmett, Inc.	55,900	1,382,407
Education Realty Trust, Inc.	42,932	579,582
Equity Residential	29,500	1,249,620
Feldman Mall Properties, Inc.	23,800	179,928
First Industrial Realty Trust, Inc.	24,500	952,315
First Potomac Realty Trust	41,745	910,041
Franklin Street Properties Corp.	68,400	1,179,900
Getty Realty Corp.	29,636	806,099
GMH Communities Trust	97,300	754,075
Healthcare Realty Trust, Inc.	2,300	101,752
Home Properties, Inc.	13,000	678,340
HRPT Properties Trust	134,900	1,334,161
IMPAC Mortgage Holdings, Inc.	66,200	101,948
Inland Real Estate Corp.	36,700	568,483
Interstate Hotels & Resorts, Inc.	45,950	209,073
JER Investment Trust, Inc.	61,100	760,695
Kilroy Realty Corp.	15,200	921,576
Kite Realty Group Trust	59,400	1,116,720
Mack-Cali Realty Corp.	22,500	924,750
Maguire Properties, Inc.	30,300	782,649
Newcastle Investment Corp.	100,000	1,762,000
Prologis	8,500	563,975
PS Business Parks, Inc.	10,700	608,295
Quadra Realty Trust, Inc.	47,171	449,540
Ramco-Gershenson Properties	23,100	721,644
Sovran Self Storage, Inc.	21,900	1,003,896
Tanger Factory Outlet Centers	23,400	949,806
Travelcenters of America LLC	23,500	766,100
U-Store-It Trust	99,699	1,316,027
UDR, Inc.	33,000	802,560
Washington Real Estate Investment Trust	24,500	812,910
Weingarten Realty Investors	32,700	1,355,742

TOTAL COMMON STOCK (Proceeds $38,271,734)		36,614,828

Total Securities Sold Short (Proceeds $38,271,734)		$36,614,828

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

COMMON STOCKS - 93.25%+

Advertising - 0.30%+
Pagesjaunes Groupe S.A.	5,500	$113,013

Aerospace & Defense - 4.47%+
EDO Corp.	2,000	112,020
Fairchild Corp. (a)	6,000	12,000
Herley Industries, Inc. (a)	25,000	374,000
Honeywell International, Inc.	1,000	59,470
Kaman Corp.	8,500	293,760
Sequa Corp. (a)	5,000	828,900
		1,680,150
Auto Components - 1.38%+
Dana Corp. (a)	10,000	1,950
Keystone Automotive Industries, Inc. (a)	10,000	477,600
Midas, Inc. (a)	2,000	37,740
		517,290
Building Products - 0.08%+
Griffon Corp. (a)	2,000	30,200

Capital Markets - 2.21%+
AG Edwards, Inc.	5,000	418,750
BKF Capital Group, Inc. (a)	3,000	7,200
Nuveen Investments, Inc.	3,000	185,820
SWS Group, Inc.	12,500	221,125
		832,895
Chemicals - 3.82%+
Ferro Corp.	15,000	299,700
Hercules, Inc.	4,000	84,080
Huntsman Corp.	10,000	264,900
Imperial Chemical Industries Plc (c)	20,000	266,798
Sensient Technologies Corp.	18,000	519,660
		1,435,138
Commercial Banks - 1.07%+
ABN AMRO Holding N.V. (c)	6,000	316,132
PNC Financial Services Group	1,255	85,465
		401,597
Commercial Services & Supplies - 0.41%+
H&R Block, Inc.	1,000	21,180
Republic Services, Inc.	3,000	98,130
School Specialty, Inc. (a)	1,000	34,630
		153,940
Communications Equipment - 0.35%+
Andrew Corp. (a)	3,000	41,550
Belden CDT, Inc.	1,000	46,910
FalconStor Software, Inc. (a)	3,500	42,175
		130,635
Construction & Engineering - 0.12%+
Washington Group International, Inc. (a)	500	$43,905

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Construction Materials - 0.33%+
Florida Rock Industries, Inc.	2,000	$124,980

Consumer Finance - 0.95%+
American Express Co.	3,500	207,795
SLM Corp.	3,000	149,010
		356,805
Containers & Packaging - 0.08%+
Myers Industries, Inc.	1,500	29,730

Diversified Financial Services - 0.80%+
GATX Corp.	7,000	299,250

Diversified Telecommunication Services - 7.25%+
Alltel Corp.	20,000	1,393,600
Asia Satellite Telecommunications ADR	4,000	79,560
BCE, Inc. (c)	15,000	600,750
Cincinnati Bell, Inc. (a)	10,000	49,400
Portugal Telecom S.A. (c)	16,000	224,272
Sprint Corp.	20,000	380,000
		2,727,582
Electric Utilities - 2.34%+
DPL, Inc.	2,000	52,520
NSTAR	3,000	104,430
TXU Corp.	10,000	684,700
Westar Energy, Inc.	1,500	36,840
		878,490
Electrical Equipment - 1.11%+
Cooper Industries Ltd.	2,000	102,180
SL Industries, Inc. (a)	3,500	79,765
Thomas & Betts Corp. (a)	4,000	234,560
		416,505
Electronic Equipment & Instruments - 1.40%+
CDW Corp. (a)	1,000	87,200
Excel Technology, Inc. (a)	10,000	249,500
Park Electrochemical Corp.	3,000	100,740
Tyco Electronics Ltd. (c)	2,500	88,575
		526,015
Food & Staples Retailing - 2.49%+
BJ's Wholesale Club, Inc. (a)	500	16,580
CVS Corp.	8,000	317,040
Supervalu, Inc.	3,000	117,030
The Topps Co Inc.	50,000	484,500
		935,150
Food Products - 3.42%+
Cadbury Schweppes Plc ADR	15,000	$697,800
Campbell Soup Co.	2,000	74,000
Groupe Danone ADR	8,000	125,605
H.J. Heinz Co.	4,000	184,800
Sara Lee Corp.	2,500	41,725

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Tootsie Roll Industries, Inc.	6,120	$162,363
		1,286,293
Health Care Equipment & Supplies - 11.36%+
Advanced Medical Optics, Inc. (a)	10,000	305,900
Arrow International, Inc.	1,000	45,490
Bausch & Lomb, Inc.	4,000	256,000
Conmed Corp. (a)	2,500	69,975
Cytyc Corp. (a)	1,000	47,650
Dade Behring Holdings, Inc.	15,000	1,145,250
Kensey Nash Corp. (a)	1,000	26,110
Kyphon, Inc. (a)	15,000	1,050,000
Osteotech, Inc. (a)	1,000	7,520
PolyMedica Corp.	20,000	1,050,400
Regeneration Technologies, Inc. (a)	4,500	48,240
St. Jude Medical, Inc. (a)	5,000	220,350
		4,272,885
Health Care Providers & Services - 0.71%+
Amicas, Inc. (a)	18,000	52,920
Chemed Corp.	500	31,080
IMS Health, Inc.	6,000	183,840
		267,840
Hotels Restaurants & Leisure - 6.52%+
Boyd Gaming Corp.	8,000	342,800
Churchill Downs, Inc.	6,000	299,760
Dover Motorsports, Inc.	2,000	12,940
Harrah's Entertainment, Inc.	10,000	869,300
Hilton Hotels Corp.	5,000	232,450
Ladbrokes Plc	15,294	135,101
Station Casinos, Inc.	4,000	349,920
The Steak n Shake Co. (a)	14,000	210,140
		2,452,411
Household Durables - 1.37%+
Fortune Brands, Inc.	2,000	162,980
Harman International Industries, Inc.	1,500	129,780
Nobility Homes, Inc.	7,000	133,000
Skyline Corp.	3,000	90,240
		516,000
Industrial Conglomerates - 1.18%+
Tyco International Ltd. (c)	10,000	443,400

Insurance - 0.47%+
CNA Surety Corp. (a)	10,000	176,300

Internet Software & Services - 0.05%+
Jupitermedia Corp. (a)	3,000	18,990

IT Services - 0.37%+
Affiliated Computer Services, Inc. (a)	500	25,120
Ceridian Corp. (a)	2,000	69,480
CheckFree Corp. (a)	1,000	46,540
		141,140

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

Life Sciences Tools & Services - 0.02%+
Ventana Medical Systems (a)	100	$8,591

Machinery - 3.52%+
Ampco-Pittsburgh Corp.	7,500	295,350
Flowserve Corp.	2,000	152,360
ITT Industries, Inc.	3,500	237,755
Navistar International Corp. (a)	5,000	308,500
Sig Holding AG (c)	200	72,407
Tennant Co.	4,000	194,800
Watts Water Technologies, Inc.	2,000	61,400
		1,322,572
Media - 10.45%+
Cablevision Systems Corp. (a)	25,000	873,500
CBS Corp.	4,500	141,795
Clear Channel Communications, Inc.	10,000	374,400
Discovery Holding Co. (a)	2,000	57,700
Dow Jones & Co, Inc.	14,000	835,800
EchoStar Communications Corp. (a)	4,000	187,240
Emmis Communications Corp.	5,000	24,700
Fisher Communications, Inc. (a)	4,000	199,480
Gemstar-TV Guide International, Inc. (a)	30,000	208,800
Liberty Media Holding Corp. (a)	3,000	374,490
Lin TV Corp. (a)	15,000	195,150
McClatchy Co.	7,023	140,320
Media General, Inc.	3,500	96,285
Salem Communications Corp.	1,600	12,800
Shaw Communications, Inc.	2,000	49,680
Triple Crown Media, Inc. (a)	500	3,085
Viacom Inc. (a)	3,000	116,850
Warner Music Group Corp.	1,000	10,100
Young Broadcasting, Inc. (a)	12,000	26,400
		3,928,575
Metals & Mining - 4.04%+
Alcan, Inc. (c)	12,000	1,200,960
Alcoa, Inc.	1,000	39,120
Barrick Gold Corp. (c)	6,000	241,680
WHX Corp. (a)	5,000	37,500
		1,519,260
Multi-Utilities - 2.05%+
Integrys Energy Group, Inc.	2,000	102,460
Northwestern Corp.	20,000	543,400
NRG Energy, Inc. (a)	3,000	126,870
Suez (a)(c)	3,200	46
		772,776
Multi-Utilities & Unregulated Power - 2.08%+
Aquila, Inc. (a)	114,400	458,744
Energy East Corp.	12,000	324,600
		783,344
Oil, Gas & Consumable Fuels - 1.84%+
Anadarko Petroleum Corp.	1,000	53,750

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

ChevronTexaco Corp.	1,500	$140,370
Energy Partners Ltd. (a)	1,000	14,680
James River Coal Co. (a)	15,000	93,000
Western Oil Sands, Inc. (a)(c)	10,000	391,495
		693,295
Orthopedic, Prosthetic, & Surgical Appliances and Supplies - 0.70%+
Angiodynamics, Inc. (a)	14,000	263,900

Personal Products - 1.46%+
Playtex Products, Inc. (a)	30,000	548,400

Pharmaceuticals - 0.78%+
Allergan, Inc.	400	25,788
Alpharma, Inc. (a)	6,000	128,160
Taro Pharmaceuticals Industries (a)(c)	500	3,805
Wyeth	3,000	133,650
		291,403
Road & Rail - 0.90%+
Laidlaw International, Inc.	9,000	316,980
US Xpress Enterprises, Inc. (a)	1,000	19,760
		336,740
Software - 0.08%+
Borland Software Corp. (a)	6,500	28,275
GSE Systems, Inc. (a)	283	1,910
		30,185
Specialty Retail - 0.32%+
CSK Auto Corp. (a)	10,000	106,500
Pier 1 Imports, Inc.	3,000	14,190
		120,690
Thrifts & Mortgage Finance - 0.48%+
Flushing Financial Corp.	2,000	33,600
NewAlliance Bancshares, Inc.	10,000	146,800
		180,400
Wireless Telecommunication Services - 8.12%+
Centennial Communications Corp. (a)	3,000	30,360
Dobson Communications Corp. (a)	100,000	1,279,000
Millicom International Cellular S.A. (a)(c)	2,500	209,750
Price Communications Corp. (a)(h)	1,000	0
Rural Cellular Corp. (a)	20,000	870,000
Suncom Wireless Holdings, Inc. (a)	1,000	25,800
United States Cellular Corp. (a)	6,500	638,300
		3,053,210

TOTAL COMMON STOCKS (Cost $32,547,458)		35,061,870

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

REPURCHASE AGREEMENTS - 15.99%+
The Bear Stearns Companies, Inc.,
3.950%, dated 9/28/2007, due 10/01/2007,
repurchase price $6,014,406	$6,012,427	$6,012,427

TOTAL REPURCHASE AGREEMENTS (Cost $6,012,427)		6,012,427

Total Investments (Cost $38,559,885) - 109.24%+		41,074,297
Liabilities in Excess of Other Assets - (9.24%)+		(3,475,954)
TOTAL NET ASSETS - 100.00%+		$37,598,343

Footnotes
September 30, 2007 (Unaudited)

The following footnotes pertain to the Schedules of Investments:

ADR	American Depository Receipt.
(a)	Non-income Producing.
(b)	Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
(c)	Foreign Issued Securities.
(d)	Defaulted Security.
(e)	Callable only if stock price equals predetermined price. As of September 30, 2007, bond is not callable.
(f)	Convertible features based on predetermined criteria. As of September 30, 2007, none of the bonds have exercised their conversion features.
(g)	Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
(h)	Security valued at its fair value under the supervision of the Board of Trustees.
^	All or a portion of the shares have been committed as collateral for open short positions.
(+)	Percentages are stated as a percent of net assets.

The cost basis of the Underlying Funds Trust’s investments for federal income tax purposes at September 30, 2007, was as follows*:

	Convertible Bond Arbitrage-1 Portfolio	Deep Value Hedged Income-1 Portfolio	Distressed Securities & Special Situations-1 Portfolio

Cost of Investments	$46,467,041	$56,479,485	$87,319,866

Gross unrealized appreciation	3,186,165	877,403	9,089,665
Gross unrealized depreciation	(733,117)	(2,085,270)	(4,491,489)

Net unrealized appreciation/depreciation	$2,453,048	$(1,207,867)	$4,598,176

	Equity Options Overlay-1 Portfolio	Fixed Income Arbitrage-1 Portfolio	Global Hedged Income-1 Portfolio

Cost of Investments	$39,958,349	$56,432,331	$56,539,706

Gross unrealized appreciation	2,104,245	1,676,616	1,403,785
Gross unrealized depreciation	(1,471,885)	(4,708,510)	(988,645)

Net unrealized appreciation/depreciation	$632,360	$(3,031,894)	$415,140

	Long/Short Equity - Deep Discount Value-1 Portfolio	Long/Short Equity - Earnings Revision-1 Portfolio	Long/Short Equity - Global-1 Portfolio

Cost of Investments	$39,932,689	$35,468,824	$28,680,312

Gross unrealized appreciation	2,549,466	9,701,525	8,199,543
Gross unrealized depreciation	(2,201,602)	(911,389)	(680,957)

Net unrealized appreciation/depreciation	$347,864	$8,790,136	$7,518,586

	Long/Short Equity - Growth-1 Portfolio	Long/Short Equity - Healthcare-1 Portfolio	Long/Short Equity - International-1 Portfolio

Cost of Investments	$30,387,110	$26,064,121	$37,119,362

Gross unrealized appreciation	1,745,215	2,563,019	4,218,067
Gross unrealized depreciation	(333,690)	(873,571)	(953,590)

Net unrealized appreciation/depreciation	$1,411,525	$1,689,448	$3,264,477

	Long/Short Equity - Momentum-1 Portfolio	Long/Short Equity - REIT-1 Portfolio	Merger Arbitrage-1 Portfolio

Cost of Investments	$30,976,728	$41,759,906	$38,503,469

Gross unrealized appreciation	6,500,897	1,902,782	3,923,007
Gross unrealized depreciation	(608,910)	(1,927,707)	(1,352,179)

Net unrealized appreciation/depreciation	$5,891,987	$(24,925)	$2,570,828

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Underlying Funds Trust

By (Signature and Title)   /s/Lee Schultheis
Lee Schultheis, President

Date   November 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Lee Schultheis
Lee Schultheis, President

Date   November 21, 2007

By (Signature and Title)*   /s/Stephen G. Bondi
Stephen G. Bondi, Treasurer

Date   November 26, 2007